Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Short Duration Tax Free Fund

Intermediate Tax Free Fund

National Tax Free Fund

High Income Municipal Bond Fund

Short Duration High Income Municipal Bond Fund

Sustainable Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the period ended June 30, 2024

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 94.18%

MUNICIPAL BONDS 94.18%

Corporate-Backed 5.77%
Allegheny County Industrial Development Authority - United States Steel Corp PA	4.875%		11/1/2024	BB-	$6,375,000	$6,391,820
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	15,000,000	15,037,210
City of Farmington - Public Service Co of New Mexico	3.90%	#(a)	6/1/2040	BBB	2,500,000	2,516,722
County of Nez Perce - PotlatchDeltic Corp ID	2.75%		10/1/2024	BBB-	11,310,000	11,254,321
Development Authority of Burke County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2040	BBB+	3,750,000	3,661,900
Industrial Development Board of the City of Mobile Alabama - Alabama Power Co AL	1.00%	#(a)	6/1/2034	A1	3,100,000	3,008,619
Industrial Development Board of the City of Mobile Alabama - Alabama Power Co AL	3.65%	#(a)	7/15/2034	A1	5,000,000	4,988,665
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	BBB-	2,500,000	2,487,895
Niagara Area Development Corp. - Covanta Holding Corp NY†	3.50%		11/1/2024	B	750,000	749,552
Ohio Air Quality Development Authority - American Electric Power Co Inc	1.90%	#(a)	5/1/2026	BBB	2,000,000	1,980,337
Ohio Air Quality Development Authority - American Electric Power Co Inc	2.40%	#(a)	12/1/2038	BBB	10,700,000	9,459,988
Ohio Air Quality Development Authority - Ohio valley Electric Corp	1.50%	#(a)	2/1/2026	Baa3	1,000,000	949,184
Parish of St. James - NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB+	3,500,000	3,555,045
Parish of St. John the Baptist - Marathon Oil Corp LA	2.375%	#(a)	6/1/2037	BBB-	4,575,000	4,431,752
Parish of St. John the Baptist - Marathon Oil Corp LA	4.05%	#(a)	6/1/2037	BBB-	4,650,000	4,652,655
Peninsula Ports Authority - Dominion Terminal Associates LLP VA	3.80%	#(a)	10/1/2033	BBB	3,540,000	3,531,187
Public Finance Authority - Ameream LLC WI†	5.00%		12/1/2027	NR	1,455,000	1,387,721
Selma Industrial Development Board - International Paper Co AL	2.00%	#(a)	11/1/2033	BBB	2,625,000	2,606,170

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Virginia Resources Authority	5.00%		11/1/2036	Aa1	$2,365,000	$2,761,159
Virginia Resources Authority	5.00%		11/1/2038	Aa1	2,845,000	3,276,950
Total						88,688,852

Education 6.03%
California Community Choice Financing Authority	5.271% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	15,000,000	14,973,120
California State University	0.55%	#(a)	11/1/2049	Aa2	5,000,000	4,527,976
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%		6/15/2029	NR	1,050,000	1,015,569
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2026	Aaa	1,000,000	1,033,321
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2027	Aaa	1,400,000	1,470,222
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2028	Aaa	800,000	852,208
Florida Higher Educational Facilities Financial Authority - St Leo University Inc Obligated Group	5.00%		3/1/2025	BB	675,000	666,161
Hospital Facilities Authority of Multnomah County Oregon - Mirabella South Waterfront	5.00%		10/1/2024	NR	335,000	335,878
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2028	Ba2	1,135,000	1,137,883
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2029	Ba2	630,000	632,232
Louisiana Public Facilities Authority - Tulane University	5.00%		4/15/2037	A+	1,250,000	1,430,759
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2025	A1	7,490,000	7,585,539
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2026	A1	6,740,000	6,935,027
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%		6/15/2028	A2	3,000,000	3,182,648
New Jersey Educational Facilities Authority - Montclair State University Inc (AGM)	5.00%		7/1/2027	AA	1,445,000	1,519,272

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Northside Independent School District TX (PSF-GTD)	3.45%	#(a)	8/1/2054	Aaa	$4,000,000	$4,000,319
Ohio Air Quality Development Authority - Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	1,300,000	1,302,562
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	4.70%	#(a)	9/1/2045	A	14,425,000	14,425,000
Philadelphia Authority for Industrial Development - Thomas Jefferson University Obligated PA	4.70%	#(a)	9/1/2050	A	10,000,000	10,000,000
School District of Broward County FL COPS	5.00%		7/1/2035	Aa3	5,000,000	5,602,587
University of Colorado	2.00%	#(a)	6/1/2054	Aa1	10,000,000	9,948,157
Total						92,576,440

Energy 0.55%
New Mexico Municipal Energy Acquisition Authority	5.00%	#(a)	11/1/2039	Aa1	8,300,000	8,379,172

General Obligation 17.70%
California State Public Works Board	5.00%		10/1/2026	NR	90,000	93,910
California State Public Works Board	5.00%		10/1/2026	Aa3	1,410,000	1,467,510
California State Public Works Board	5.00%		10/1/2027	NR	205,000	218,185
California State Public Works Board	5.00%		10/1/2027	Aa3	3,095,000	3,278,272
City of Auburn NY GO	4.75%		8/15/2024	NR	11,813,815	11,826,243
City of Chicago IL GO	5.00%		1/1/2026	BBB+	6,890,000	7,007,548
City of Chicago IL GO	5.00%		1/1/2027	BBB+	6,400,000	6,587,637
City of Chicago IL GO	5.25%		1/1/2027	BBB+	1,665,000	1,676,372
City of Dallas TX GO	5.00%		2/15/2027	AA-	7,605,000	7,949,764
City of Dallas TX GO	5.00%		3/1/2027	Aa3	6,225,000	6,509,063
City of Hutto TX GO (BAM)	5.00%		8/1/2037	AA	3,715,000	4,228,790
City of Jersey City NJ GO(b)	4.50%		7/10/2025	NR	10,000,000	10,080,329
City of Lees Summit MO GO	5.00%		4/1/2027	Aaa	3,960,000	4,150,088
City of Newark NJ GO	5.00%		9/27/2024	NR	10,000,000	10,012,006
Commonwealth Financing Authority - Commonwealth of Pennsylvania Department of Community & Economic Development PA	5.00%		6/1/2025	A1	2,895,000	2,931,666
County of Cook IL GO	4.00%		11/15/2026	A+	4,945,000	5,019,183
County of Lake IL GO	4.00%		11/30/2027	AAA	2,620,000	2,678,387

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Danville Community School Corp IN (ST INTERCEPT)	4.50%		12/15/2024	NR	$11,935,000	$11,970,157
Delaware Valley Regional Finance Authority PA	4.28% (MUNIPSA * 1 + .40%	)#	3/1/2057	A+	6,070,000	6,002,567
Florida Insurance Assistance Interlocal Agency, Inc.	4.67%	#(a)	9/1/2032	A2	10,000,000	10,000,000
Florida Insurance Assistance Interlocal Agency, Inc.	5.00%		9/1/2025	A	25,540,000	25,768,568
Hoosick Falls Central School District NY GO (ST AID WITHHLDG)	4.50%		8/2/2024	NR	18,120,000	18,129,625
Louisiana Stadium & Exposition District	5.00%		7/1/2035	A2	2,690,000	3,028,969
Louisiana Stadium & Exposition District	5.00%		7/1/2036	A2	4,325,000	4,858,282
Northside Independent School District TX GO (PSF-GTD)	1.60%	#(a)	8/1/2049	Aaa	2,700,000	2,695,225
Portland Community College District OR GO	5.00%		6/15/2038	AA+	3,500,000	3,968,948
State of Illinois GO	5.00%		3/1/2025	A-	4,000,000	4,033,964
State of Illinois GO	5.00%		3/1/2025	A-	5,500,000	5,546,701
State of Illinois GO	5.00%		12/1/2025	A-	10,000,000	10,197,725
State of Illinois GO	5.00%		3/1/2026	A-	4,050,000	4,143,079
State of Illinois GO	5.00%		3/1/2027	A-	7,500,000	7,768,528
State of Illinois GO	5.00%		11/1/2027	A-	5,000,000	5,231,646
State of Illinois GO	5.00%		2/1/2028	A-	5,990,000	6,194,748
State of Illinois GO	5.00%		10/1/2029	A-	2,115,000	2,233,307
State of Illinois GO	5.00%		11/1/2030	A-	7,200,000	7,385,537
State of Illinois GO	5.00%		5/1/2037	A-	4,500,000	5,006,710
State of Maryland GO	4.00%		8/1/2028	AAA	5,000,000	5,185,728
State of New Jersey GO	5.00%		6/1/2027	A1	10,000,000	10,500,926
State of Washington GO	5.00%		7/1/2027	Aaa	2,890,000	2,962,936
State of Washington GO	5.00%		8/1/2028	Aaa	5,285,000	5,467,534
Tender Option Bond Trust Receipts/Certificates AL†	4.20%	#(a)	8/22/2035	A1	9,290,000	9,290,000
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2035	AA	1,000,000	1,145,615
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2036	AA	5,000,000	5,473,202
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2036	AA	1,800,000	2,055,580
Total						271,960,760

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care 18.87%
Allegheny County Hospital Development Authority - Allegheny Health Network Obligated Group PA	5.00%		4/1/2026	A		$2,500,000	$2,556,228
Berks County Industrial Development Authority - Tower Health Obligated Group PA	5.00%		11/1/2026	CC		875,000	551,250
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	#(a)	2/1/2040	CC		3,125,000	1,968,750
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%		4/1/2027	A		3,590,000	3,721,056
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%		4/1/2028	A		3,720,000	3,904,870
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group CA	5.00%		12/1/2037	BBB+		8,000,000	8,843,992
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2026	Baa2		1,345,000	1,368,293
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%		11/1/2027	BB+		10,000,000	10,083,208
Charlotte-Mecklenburg Hospital Authority - Atrium Health Obligated Group NC	5.00%	#(a)	1/15/2050	AA		4,275,000	4,541,554
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR		8,825,000	8,780,688
City of Colby KS - Citizens Medical Center Inc	5.50%		7/1/2026	NR		5,600,000	5,596,925
City of Lenexa - Lakeview Village Inc KS	5.00%		5/15/2025	BB+	(c)	990,000	991,365
City of Seneca - Nemaha Valley Community Hospital KS	5.00%		9/1/2025	NR		2,000,000	2,003,969
Colorado Health Facilities Authority - AdventHealth Obligated Group	5.00%	#(a)	11/15/2049	NR		185,000	192,019
Colorado Health Facilities Authority - AdventHealth Obligated Group	5.00%	#(a)	11/15/2049	AA		1,825,000	1,882,590
County of Cuyahoga - MetroHealth System OH	5.00%		2/15/2025	BBB		1,500,000	1,504,951
County of Lehigh - St Luke’s Hospital Obligated Group PA	4.98% (MUNIPSA * 1 + 1.10%	)#	8/15/2038	A-		14,850,000	14,742,744
Harris County Cultural Education Facilities Finance Corp. - Baylor College of Medicine TX	4.38%	#(a)	11/15/2046	A		20,000,000	20,000,000

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	4.73% (MUNIPSA * 1 + .85%	)#	7/1/2049	AA-	$11,000,000	$10,966,351
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2037	AA-	6,000,000	6,778,988
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%	#(a)	7/1/2049	AA-	5,420,000	5,617,899
Health & Educational Facilities Authority of the State of Missouri - SSM Health Care Obligated Group WA	5.00%	#(a)	6/1/2039	A+	10,000,000	10,509,036
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple University Health Obligated Group PA	5.00%		7/1/2027	BBB	5,000,000	5,093,335
Illinois Finance Authority - Plymouth Place Obligated Group	5.00%		5/15/2025	NR	270,000	273,070
Illinois Finance Authority - University of Chicago Medical Center Obligated Group	5.00%	#(a)	8/15/2052	AA-	8,825,000	9,185,659
Industrial Development Authority of the County of Pima - La Posada at Park Centre Inc Obligated Group AZ†	5.125%		11/15/2029	NR	1,500,000	1,515,795
Kentucky Economic Development Finance Authority - Owensboro Health Inc Obligated Group	5.00%		6/1/2025	Baa2	1,400,000	1,401,060
Maricopa County Industrial Development Authority - Banner Health Obligated Group AZ	4.45% (MUNIPSA * 1 + .57%	)#	1/1/2035	AA-	4,240,000	4,237,789
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2024	BBB-	2,030,000	2,030,000
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2025	BBB-	800,000	807,579
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Vanderbilt University Medical Center Obligated Group TN	5.00%		7/1/2028	A	1,500,000	1,584,982
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%		7/1/2037	AA-	3,055,000	3,476,568

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%		7/1/2038	AA-	$2,500,000	$2,826,337
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%		7/1/2039	AA-	5,000,000	5,619,057
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%		7/1/2025	BBB-	1,600,000	1,607,987
New York State Dormitory Authority - Montefiore Obligated Group	5.00%		8/1/2024	BBB-	1,500,000	1,499,618
New York State Dormitory Authority - Montefiore Obligated Group	5.00%		9/1/2027	BBB-	1,400,000	1,415,692
New York State Dormitory Authority - Montefiore Obligated Group	5.00%		9/1/2028	BBB-	1,500,000	1,524,109
New York State Dormitory Authority - Montefiore Obligated Group	5.00%		9/1/2029	BBB-	1,750,000	1,788,712
New York State Dormitory Authority - Montefiore Obligated Group	5.00%		9/1/2030	BBB-	1,000,000	1,031,243
Northampton County General Purpose Authority - St Luke’s Hospital Obligated Group PA	5.00%		8/15/2027	A-	3,250,000	3,393,367
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%		8/15/2025	BB-	550,000	547,868
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%		8/15/2026	BB-	800,000	810,908
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%		10/1/2027	A+	1,000,000	1,049,726
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%		10/1/2028	A+	750,000	799,367
Rib Floater Trust Various States FL†	4.23%	#(a)	10/1/2054	A1	19,470,000	19,470,000
Shelby County Health Educational & Housing Facilities Board - Baptist Memorial Health Care Obligated Group TN	5.00%	#(a)	9/1/2049	BBB+	8,750,000	9,223,349
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR	2,850,000	2,861,869
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.00%		11/1/2037	A+	4,000,000	4,519,886
State of Ohio - University Hospitals Health System Inc Obligated Group	4.41%	#(a)	1/15/2045	A	10,035,000	10,035,000

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
State of Ohio - University Hospitals Health System Inc Obligated Group	5.00%		1/15/2027	A		$250,000	$257,248
Tarrant County Cultural Education Facilities Finance Corp. - Baylor Scott & White Health Obligated Group TX	5.00%	#(a)	11/15/2052	AA-		2,180,000	2,233,935
Tulsa County Industrial Authority - Montereau Obligated Group OK	5.00%		11/15/2026	BBB-	(c)	500,000	504,755
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		7,515,000	7,663,605
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.28% (MUNIPSA * 1 + 1.40%	)#	1/1/2035	A-		2,000,000	2,000,834
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%		2/15/2029	BBB		3,265,000	3,429,245
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.73%	#(a)	2/15/2053	BBB		26,675,000	26,675,000
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.73%	#(a)	2/15/2053	BBB		15,425,000	15,425,000
Wisconsin Health & Educational Facilities Authority - Wisconsin Masonic Home Obligated Group	4.20%		8/15/2028	BBB-	(c)	5,000,000	4,968,042
Total							289,894,322

Home Furnishings 0.65%
Rib Floater Trust Various States MD†	4.23%	#(a)	11/15/2049	A1		10,000,000	10,000,000

Housing 8.16%
California Housing Finance Agency - Del Sur Family Housing LP	5.00%	#(a)	5/1/2054	Aaa		1,750,000	1,792,483
Connecticut Housing Finance Authority	4.00%		5/15/2049	AAA		2,965,000	2,946,157
Connecticut Housing Finance Authority	6.25%		5/15/2054	AAA		2,435,000	2,641,599
Michigan State Housing Development Authority	4.25%		12/1/2049	AA+		2,550,000	2,547,423
Minnesota Housing Finance Agency (FHLMC) (FNMA) (GNMA)	4.25%		7/1/2049	AA+		2,150,000	2,147,854
Minnesota Housing Finance Agency (FHLMC) (FNMA) (GNMA)	5.00%		7/1/2053	AA+		6,640,000	6,818,889

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Minnesota Housing Finance Agency (FHLMC) (FNMA) (GNMA)	6.25%		7/1/2054	AA+		$5,690,000	$6,177,688
Minnesota Housing Finance Agency (FHLMC) (FNMA) (GNMA)(b)	6.50%		1/1/2055	AA+		3,550,000	4,000,530
Missouri Housing Development Commission (FHLMC) (FNMA) (GNMA)	3.25%		11/1/2052	AA+		1,650,000	1,602,912
New Jersey Housing & Mortgage Finance Agency	6.00%		10/1/2055	AA		3,560,000	3,856,813
New York City Housing Development Corp. NY (FHA)	0.70%	#(a)	5/1/2060	AA+		355,000	350,147
New York State Housing Finance Agency (FHA) (SONYMA)	0.75%		11/1/2025	Aa2		3,955,000	3,760,525
New York State Housing Finance Agency (SONYMA)	0.75%		11/1/2025	Aa2		8,055,000	7,658,921
North Carolina Housing Finance Agency (FHLMC) (FNMA) (GNMA)	4.00%		1/1/2050	AA+		2,035,000	2,023,934
North Carolina Housing Finance Agency (FHLMC) (FNMA) (GNMA)	6.25%		1/1/2055	AA+		5,495,000	5,963,438
North Dakota Housing Finance Agency	4.00%		1/1/2050	Aa1		2,800,000	2,782,621
Ohio Housing Finance Agency	4.50%		3/1/2050	Aaa		2,760,000	2,769,337
Seattle Housing Authority - Yesler Block 6.6 LLLP WA (HUD)	5.00%		6/1/2027	AA		7,000,000	7,158,660
South Dakota Housing Development Authority (FHLMC) (FNMA) (GNMA)	6.25%		5/1/2055	AAA		6,755,000	7,386,412
State of New York Mortgage Agency Homeowner Mortgage Revenue	3.50%		4/1/2049	Aa1		680,000	671,291
Tender Option Bond Trust Receipts/ Certificates FL†	4.20%	#(a)	11/1/2035	A1		35,000,000	35,000,000
Texas State Affordable Housing Corp. - AHFC-FC Norman Housing LP	3.625%	#(a)	1/1/2045	Aaa		3,400,000	3,354,342
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(c)	3,800,000	3,952,879
Wisconsin Housing & Economic Development Authority Housing Revenue (HUD)	0.81%	#(a)	11/1/2052	AA+		8,250,000	7,956,000
Total							125,320,855

Lease Obligations 1.76%
Commonwealth of Pennsylvania COPS	5.00%		7/1/2025	A		500,000	507,633
New Jersey Economic Development Authority - New Jersey Transit Corp	5.00%		11/1/2028	A2		1,315,000	1,401,879

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%		6/15/2026	A2	$4,000,000	$4,115,793
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%		6/15/2025	A2	1,250,000	1,266,861
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2024	A2	7,000,000	7,041,090
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2025	A2	12,500,000	12,763,525
Total						27,096,781

Multi-Family Housing 1.76%
Illinois Housing Development Authority - South Shore IL Preservation LP (FHA)(HUD)	4.00%	#(a)	6/1/2026	Aaa	2,700,000	2,700,413
Tender Option Bond Trust Receipts/ Certificates SC†	4.20%	#(a)	7/1/2028	A1	24,400,000	24,400,000
Total						27,100,413

Other Revenue 5.10%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	12,325,000	12,333,374
California Infrastructure & Economic Development Bank - Museum Associates	4.58% (MUNIPSA * 1 + .70%	)#	12/1/2050	A3	6,500,000	6,476,223
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.25%		8/15/2026	Baa3	1,605,000	1,624,820
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.25%		8/15/2028	Baa3	1,920,000	1,946,138
Illinois Finance Authority - Field Museum Natural of History	4.938% (SOFR * .67 + 1.20%	)#	11/1/2034	A	4,365,000	4,360,805
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group†	3.50%		7/1/2025	NR	425,000	419,863
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	19,085,000	19,098,497
Main Street Natural Gas, Inc. GA	5.00%		5/15/2025	A1	4,850,000	4,870,484
State of Ohio - State of Ohio Department of Natural Resources	5.00%		12/1/2027	AA+	2,500,000	2,603,113
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		3/15/2027	NR	15,000,000	15,715,300

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%	#(a)	5/15/2051	AA+	$5,700,000	$5,834,793
Washington Convention & Sports Authority DC	5.00%		10/1/2030	Aa3	3,000,000	3,156,548
Total						78,439,958

Pollution Control 0.38%
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	5.05%	#(a)	4/1/2040	BBB+	5,800,000	5,800,000

Single-Family Housing 0.37%
Colorado Housing & Finance Authority (GNMA) AMT	3.00%		5/1/2051	AAA	5,890,000	5,704,966

Special Tax 0.57%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	2,495,000	2,508,234
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	4.237% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	2,000,000	1,985,415
State of Maryland Department of Transportation	5.00%		10/1/2027	AAA	2,295,000	2,379,828
Village Community Development District No. 13 FL†	1.875%		5/1/2025	NR	590,000	580,761
Village Community Development District No. 13 FL†	2.625%		5/1/2030	NR	1,460,000	1,355,822
Total						8,810,060

Tax Revenue 1.76%
City of Sparks NV†	2.75%		6/15/2028	Baa2	180,000	172,161
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.00%		7/1/2038	AA+	7,000,000	7,983,448
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%		10/1/2026	NR	2,000,000	2,045,096
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2028	A2	3,995,000	4,245,840
New York State Dormitory Authority (AGM)	5.00%		10/1/2024	AA	5,000	5,018
New York State Dormitory Authority (AGM)	5.00%		10/1/2024	AA	2,245,000	2,253,145

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	5.00%		3/15/2038	Aa1	$4,650,000	$5,299,968
Sales Tax Securitization Corp. IL	5.00%		1/1/2025	AA-	5,000,000	5,034,193
Total						27,038,869

Taxable Revenue - Water & Sewer 1.56%
City of Houston Combined Utility System Revenue TX	5.00%		11/15/2037	Aa2	2,000,000	2,292,677
City of Houston Combined Utility System Revenue TX	5.00%		11/15/2038	Aa2	3,250,000	3,703,361
Jersey City Municipal Utilities Authority Sewer Fund NJ	5.00%		5/1/2025	NR	4,875,000	4,915,678
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2036	AA	6,750,000	7,687,842
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2037	AA	4,750,000	5,409,329
Total						24,008,887

Transportation 4.64%
Central Texas Regional Mobility Authority	5.00%		1/1/2025	A-	2,500,000	2,504,179
Central Texas Turnpike System	5.00%		8/15/2031	A-	4,500,000	4,506,779
Chicago O’Hare International Airport IL	5.00%		1/1/2031	A+	4,750,000	4,750,450
Chicago Transit Authority Capital Grant Receipts Revenue IL	5.00%		6/1/2025	A+	2,000,000	2,019,380
County of Clark - Regional Transportation Commission of Southern Nevada Motor Fuel Tax Revenue NV	5.00%		7/1/2037	AA-	8,200,000	9,459,536
E-470 Public Highway Authority CO	3.928% (SOFR * .67 + .35%	)#	9/1/2039	A+	3,375,000	3,373,672
Maryland Economic Development Corp. - CONSOL Marine Terminals LLC	5.75%		9/1/2025	BB	3,505,000	3,530,267
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A-	2,250,000	2,333,898
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A-	1,675,000	1,737,246
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A-	2,315,000	2,401,029
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2036	A2	5,500,000	6,222,376
New York State Thruway Authority NY	5.00%		1/1/2027	A+	15,110,000	15,816,169
North Carolina Turnpike Authority (AGM)	5.00%		1/1/2028	AA	1,500,000	1,558,869
North Texas Tollway Authority	5.00%		1/1/2026	AA-	5,500,000	5,640,072
Port Authority of New York & New Jersey	3.00%		12/1/2027	AA-	2,500,000	2,416,789
State of Illinois GO	5.00%		11/1/2025	A-	3,000,000	3,056,017
Total						71,326,728

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 18.55%
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	$3,750,000	$4,077,477
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	8,800,000	9,406,923
Central Plains Energy Project NE	5.00%		9/1/2027	BBB+	1,305,000	1,345,605
Central Plains Energy Project NE	5.758% (SOFR * .67 + 2.18%	)#	5/1/2053	A2	20,000,000	20,700,010
City of Rockport - Indiana Michigan Power Co IN	3.05%		6/1/2025	A3	3,500,000	3,466,269
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2037	Aa2	7,500,000	8,617,457
City of Seattle Municipal Light & Power Revenue WA	4.13% (MUNIPSA * 1 + .25%	)#	5/1/2045	AA	5,000,000	4,887,530
County of Jefferson Sewer Revenue AL	5.00%		10/1/2037	BBB+	8,640,000	9,588,233
Delaware State Economic Development Authority - Delmarva Power & Light Co	1.05%	#(a)	1/1/2031	A	6,315,000	6,132,714
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2040	BBB-	10,000,000	9,491,324
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	11,000,000	10,440,456
Development Authority of Appling County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,220,633
Development Authority of Burke County - Georgia Power Co	2.875%	#(a)	12/1/2049	A	5,650,000	5,569,413
Development Authority of Burke County - Georgia Power Co	3.375%	#(a)	11/1/2048	BBB+	7,750,000	7,696,138
Development Authority of Monroe County - Georgia Power Co	3.875%	#(a)	6/1/2042	A	6,000,000	6,023,212
Development Authority of Monroe County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2039	BBB+	1,875,000	1,830,950
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	6,000,000	6,422,805
Energy Southeast A Cooperative District AL	5.771% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	4,996,456
Indiana Finance Authority - Indianapolis Power & Light Co	0.65%		8/1/2025	A2	4,500,000	4,316,549
Intermountain Power Agency UT	5.00%		7/1/2036	Aa3	4,000,000	4,517,259
Intermountain Power Agency UT	5.00%		7/1/2037	Aa3	3,500,000	3,940,633
Kentucky Municipal Power Agency	3.45%	#(a)	9/1/2042	Baa1	1,700,000	1,677,617
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	10,000,000	10,802,938
Long Island Power Authority NY	0.85%	#(a)	9/1/2050	A	12,000,000	11,534,774

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Long Island Power Authority NY	1.65%	#(a)	9/1/2049	A	$4,000,000	$3,979,437
Long Island Power Authority NY	5.00%	#(a)	9/1/2052	A	10,435,000	10,827,937
Louisiana Local Government Environmental Facilities & Community Development Authority - East Baton Rouge Sewerage Commission	0.875%	#(a)	2/1/2046	A+	21,500,000	21,117,300
Lower Colorado River Authority - LCRA Transmission Services Corp TX	5.00%		5/15/2027	A	2,010,000	2,103,913
Lower Colorado River Authority TX	5.00%	#(a)	5/15/2039	A	20,000,000	20,860,240
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	18,000,000	17,772,507
Montgomery County Industrial Development Authority - Constellation Energy Generation LLC PA	4.10%	#(a)	4/1/2053	BBB+	7,760,000	7,913,958
New Jersey Economic Development Authority - New Jersey Transit Corp	5.00%		3/1/2028	A2	2,840,000	2,999,791
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	BB-	1,100,000	1,111,470
Philadelphia Gas Works Co. PA	5.00%		8/1/2024	A	800,000	800,667
Southeast Energy Authority A Cooperative District AL	5.361% (SOFR * .67 + 1.79%	)#	5/1/2053	A2	18,000,000	18,298,859
Southern California Public Power Authority - City of Anaheim Electric System Revenue CA	5.00%	#(a)	4/1/2055	A2	5,250,000	5,563,612
Texas Municipal Gas Acquisition & Supply Corp. IV	5.25%		1/1/2030	A1	4,660,000	4,953,060
West Virginia Economic Development Authority - Appalachian Power Co	0.625%	#(a)	12/1/2038	BBB+	8,500,000	7,958,173
Total						284,964,299
Total Municipal Bonds (cost $1,455,909,388)						1,447,111,362

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2024

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 5.61%

Variable Rate Demand Notes 5.61%

General Obligation 2.80%
City of New York NY GO	4.900%	7/1/2024	4/1/2042	AA	$9,500,000	$9,500,000
City of New York NY GO	4.900%	7/1/2024	4/1/2042	AA	11,750,000	11,750,000
City of New York NY GO	4.900%	7/1/2024	10/1/2046	AA	21,690,000	21,690,000
Total						42,940,000

Health Care 1.74%
Health Care Authority for Baptist Health - Brazos Presbyterian Homes Obligated Group AL	5.300%	7/1/2024	11/1/2042	A3	16,769,000	16,769,000
State of Ohio - University Hospitals Health System Inc Obligated Group	4.410%	7/1/2024	1/15/2033	A	10,000,000	10,000,000
Total						26,769,000

Utilities 1.07%
Development Authority of Appling County - Georgia Power Co	5.000%	7/1/2024	9/1/2041	A	16,450,000	16,450,000
Total Short-Term Investments (cost $86,159,000)						86,159,000
Total Investments in Securities 99.79% (cost $1,542,068,388)						1,533,270,362
Other Assets and Liabilities – Net 0.21%						3,150,964
Net Assets 100.00%						$1,536,421,326

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
SONYMA	State of New York Mortgage Agency.
YoY	Year on Year Inflation Rates.

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND June 30, 2024

#	Variable rate security. The interest rate represents the rate in effect at June 30, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2024, the total value of Rule 144A securities was $139,276,238, which represents 9.06% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	This investment has been rated by Fitch IBCA.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,447,111,362	$–	$1,447,111,362
Short-Term Investments
Variable Rate Demand Notes	–	86,159,000	–	86,159,000
Total	$–	$1,533,270,362	$–	$1,533,270,362

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.08%

MUNICIPAL BONDS 99.08%

Building & Construction 0.08%
Virginia College Building Authority	5.00%		2/1/2038	AA+	$3,500,000	$3,957,823

Corporate-Backed 11.06%
Allegheny County Industrial Development Authority - United States Steel Corp PA	4.875%		11/1/2024	BB-	6,745,000	6,762,796
Arizona Industrial Development Authority	3.625%		5/20/2033	BBB	9,148,136	8,598,123
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	31,580,000	31,658,341
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	4.50%		1/1/2025	NR	420,000	420,431
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR	550,000	552,777
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR	3,900,000	3,934,393
California Municipal Finance Authority - Waste Management Inc AMT	4.125%	#(a)	10/1/2041	A-	7,250,000	7,267,965
California Pollution Control Financing Authority - Waste Management Inc AMT	3.00%		11/1/2025	A-	9,850,000	9,720,500
City of Farmington - Public Service Co of New Mexico	3.90%	#(a)	6/1/2040	BBB	7,000,000	7,046,822
City of Granite City - Waste Management of Illinois Inc IL AMT	1.25%		5/1/2027	A-	5,485,000	4,961,238
City of Henderson - Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	7,470,000	7,469,875
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB-	2,295,000	2,295,539
Development Authority of Burke County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2040	BBB+	3,750,000	3,661,900
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	626,554
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	7,430,000	7,629,432
Greater Orlando Aviation Authority - JetBlue Airways Corp FL	5.00%		11/15/2026	NR	2,980,000	2,981,744
Hobe-St Lucie Conservancy District Unit of Development No 1A	5.60%		5/1/2044	NR	1,845,000	1,903,545
Hoover Industrial Development Board - United States Steel Corp AL AMT	6.375%	#(a)	11/1/2050	BB-	8,525,000	9,516,041

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Indiana Finance Authority - Ohio Valley Electric Corp	2.50%		11/1/2030	Baa3	$1,000,000	$894,463
Indiana Finance Authority - Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	5,600,000	5,253,686
Indiana Finance Authority - Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	9,850,000	9,240,858
Indiana Finance Authority - United States Steel Corp	4.125%		12/1/2026	BB-	1,625,000	1,629,218
Indiana Finance Authority - United States Steel Corp AMT	6.75%		5/1/2039	BB-	1,500,000	1,684,958
Indianapolis Local Public Improvement Bond Bank IN AMT	5.00%		1/1/2026	A1	9,425,000	9,459,759
Indianapolis Local Public Improvement Bond Bank IN AMT	5.00%		1/1/2027	A1	8,300,000	8,336,013
Industrial Development Authority of the County of Yavapai - Waste Management Inc AZ AMT	1.30%		6/1/2027	A-	4,650,000	4,200,090
Industrial Development Board of the City of Mobile Alabama - Alabama Power Co AL	3.65%	#(a)	7/15/2034	A1	7,500,000	7,482,997
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	BBB-	13,710,000	13,643,618
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	11,050,000	11,589,288
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2035	A	3,020,000	3,156,206
Louisiana Local Government Environmental Facilities & Community Development Authority - Westlake Corp	3.50%		11/1/2032	BBB+	7,655,000	7,401,550
Louisiana Public Facilities Authority - Waste Pro USA Inc AMT†	6.75%	#(a)	10/1/2053	NR	12,000,000	12,974,999
Maricopa County Pollution Control Corp. - Southern California Edison Co AZ	2.40%		6/1/2035	A2	5,000,000	4,138,753
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	2,570,000	1,667,288
Massachusetts Development Finance Agency - Waste Management of Massachusetts Inc AMT†	1.25%		5/1/2027	A-	3,250,000	2,939,658
Matagorda County Navigation District No. 1 - AEP Texas Inc	2.60%		11/1/2029	BBB+	6,800,000	6,275,678
Matagorda County Navigation District No. 1 - AEP Texas Inc	4.00%		6/1/2030	BBB+	8,000,000	8,000,564

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Michigan Strategic Fund - Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	BB	$5,640,000	$5,650,559
Michigan Strategic Fund - Waste Management of Michigan Inc	0.58%	#(a)	8/1/2027	A-	3,000,000	2,989,861
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	10,000,000	9,923,406
New Hampshire Business Finance Authority	4.125%		1/20/2034	BBB	4,664,029	4,579,624
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	3.75%	#(a)	7/1/2045	B	1,970,000	1,645,190
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B	6,225,000	6,224,871
New Hampshire Business Finance Authority - New York State Electric & Gas Corp AMT	4.00%		12/1/2028	A-	9,235,000	9,162,964
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%		6/15/2033	A2	2,000,000	2,107,842
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB-	18,645,000	18,663,035
New Jersey Economic Development Authority - United Airlines Inc	5.50%		6/1/2033	BB-	1,500,000	1,509,386
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	2,450,000	2,444,667
New York Liberty Development Corp.	2.50%		11/15/2036	A+	2,500,000	2,057,741
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR	1,875,000	1,880,783
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR	1,920,000	1,930,123
New York Liberty Development Corp. - Goldman Sachs Headquarters LLC	5.25%		10/1/2035	A2	16,385,000	18,939,028
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+	2,900,000	2,844,000
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	2,000,000	1,850,588
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,035,294
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B+	1,885,000	1,885,779
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+	1,810,000	1,920,979

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	$1,850,000	$1,971,044
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa3	3,110,000	3,161,855
Niagara Area Development Corp. - Covanta Holding Corp NY†	3.50%		11/1/2024	B	4,650,000	4,647,223
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	5,500,000	5,172,206
Ohio Air Quality Development Authority - American Electric Power Co Inc	1.90%	#(a)	5/1/2026	BBB	3,285,000	3,252,704
Ohio Air Quality Development Authority - American Electric Power Co Inc	2.40%	#(a)	12/1/2038	BBB	5,685,000	5,026,171
Ohio Air Quality Development Authority - American Electric Power Co Inc AMT	2.50%	#(a)	11/1/2042	BBB	8,800,000	7,771,682
Ohio Air Quality Development Authority - American Electric Power Co Inc AMT	2.60%	#(a)	6/1/2041	BBB	18,210,000	16,165,095
Ohio Air Quality Development Authority - Pratt Paper Inc AMT†	4.25%		1/15/2038	NR	4,955,000	4,977,555
Parish of St. James - NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB+	7,685,000	7,805,863
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	1,500,000	1,657,795
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB+	9,825,000	10,858,337
Parish of St. John the Baptist - Marathon Oil Corp LA	2.20%	#(a)	6/1/2037	BBB-	6,000,000	5,792,149
Parish of St. John the Baptist - Marathon Oil Corp LA	2.375%	#(a)	6/1/2037	BBB-	12,480,000	12,089,239
Parish of St. John the Baptist - Marathon Oil Corp LA	4.05%	#(a)	6/1/2037	BBB-	7,750,000	7,754,425
Pennsylvania Economic Development Financing Authority - CONSOL Energy Inc AMT†	9.00%	#(a)	4/1/2051	BB	2,375,000	2,613,446
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B	1,035,000	824,846
Pennsylvania Economic Development Financing Authority - Procter & Gamble Co	5.375%		3/1/2031	AA-	1,365,000	1,507,801
Pennsylvania Economic Development Financing Authority - Waste Management Inc AMT	0.58%	#(a)	8/1/2037	A-	5,500,000	5,481,412

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Phenix City Industrial Development Board - WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	$1,500,000	$1,500,005
Port of Beaumont Industrial Development Authority - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	4.10%		1/1/2028	NR	8,000,000	6,927,983
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	10.00%		7/1/2026	NR	5,000,000	5,010,446
Public Finance Authority - Ameream LLC WI†	5.00%		12/1/2027	NR	5,820,000	5,550,882
Public Finance Authority - Ameream LLC WI†	6.75%		12/1/2042	NR	5,000,000	4,915,941
Public Finance Authority - Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	7,500,000	7,535,292
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	5,000,000	4,356,187
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	2,500,000	2,074,799
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	7,650,000	7,650,625
Public Finance Authority - TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	2,150,000	2,150,861
Public Finance Authority - Waste Management Inc WI AMT	1.10%	#(a)	7/1/2029	A-	8,000,000	7,559,032
Public Finance Authority WI†(c)	5.375%		12/15/2032	NR	3,000,000	3,000,094
Selma Industrial Development Board - International Paper Co AL	2.00%	#(a)	11/1/2033	BBB	1,000,000	992,827
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	6,740,000	6,768,018
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	5,500,000	5,576,468
Village Community Development District No. 15 FL†	4.85%		5/1/2038	NR	2,200,000	2,249,854
Village Community Development District No. 15 FL†	5.00%		5/1/2043	NR	5,180,000	5,307,757
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B	440,000	439,985
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR	4,900,000	3,724,000
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB	5,800,000	5,864,839
Total						533,910,123

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education 6.00%
Ann Arbor School District MI GO	4.00%		5/1/2037	A1		$4,175,000	$4,373,518
California Community Choice Financing Authority	4.00%	#(a)	5/1/2053	A1		10,000,000	10,066,965
California Community Choice Financing Authority	5.271% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		10,000,000	9,982,080
California Educational Facilities Authority - St Mary’s College of California	5.25%		10/1/2044	BBB-		800,000	849,914
California School Finance Authority - Aspire Public Schools Obligated Group†	5.00%		8/1/2036	NR		125,000	127,336
California School Finance Authority - Aspire Public Schools Obligated Group†	5.00%		8/1/2036	BBB		1,475,000	1,488,845
California State University	0.55%	#(a)	11/1/2049	Aa2		6,750,000	6,112,768
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2039	NR		2,160,000	2,139,763
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.00%		4/1/2038	A	(d)	3,230,000	3,542,646
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2034	A	(d)	1,625,000	1,834,973
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2035	A	(d)	1,125,000	1,269,070
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2036	A	(d)	2,175,000	2,446,630
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2039	A	(d)	6,220,000	6,895,442
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2031	AA		5,000,000	5,218,389
Clark County School District NV GO	5.00%		6/15/2037	AA-		5,770,000	6,524,378
Clark County School District NV GO	5.00%		6/15/2038	AA-		4,240,000	4,780,016
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.125%		8/15/2030	NR		3,500,000	3,539,558
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.75%		8/15/2038	NR		1,405,000	1,430,409
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	6.00%		8/15/2038	Baa3		19,860,000	20,274,415
Connecticut State Health & Educational Facilities Authority - Quinnipiac University	5.00%		7/1/2033	A-		8,230,000	8,324,633
County of Frederick - Mount St Mary’s University Inc MD†	5.00%		9/1/2027	BB+		1,635,000	1,652,046

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
County of Frederick - Mount St Mary’s University Inc MD†	5.00%		9/1/2032	BB+	$2,400,000	$2,420,100
County of Lincoln - Augustana College Association SD	4.00%		8/1/2041	BBB-	500,000	455,372
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2027	Ba3	2,000,000	2,019,074
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2037	Ba3	1,500,000	1,494,122
Dutchess County Local Development Corp. - Bard College NY	5.00%		7/1/2040	BBB-	1,150,000	1,183,553
Dutchess County Local Development Corp. - Bard College NY	5.00%		7/1/2045	BBB-	2,000,000	2,030,465
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2035	AA	3,750,000	4,095,394
Fort Bend Independent School District TX GO (PSF-GTD)	0.875%	#(a)	8/1/2050	AAA	5,325,000	5,157,472
Illinois Finance Authority - Illinois Institute of Technology	4.00%		9/1/2035	Ba2	2,600,000	2,331,937
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2030	Ba2	625,000	626,932
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2031	Ba2	1,100,000	1,101,909
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2032	Ba2	1,100,000	1,100,916
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2033	Ba2	1,000,000	998,476
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2034	Ba2	3,720,000	3,696,336
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2036	Ba2	3,225,000	3,147,285
Illinois Finance Authority - Noble Network of Charter Schools	5.00%		9/1/2025	BBB	640,000	638,226
Indiana Finance Authority - Ohio Valley Electric Corp	4.25%		11/1/2030	Baa3	14,550,000	14,622,607
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB	2,350,000	2,365,477
Louisiana Public Facilities Authority - Tulane University	5.00%		10/15/2037	A+	2,850,000	3,198,619
Massachusetts Development Finance Agency - Emerson College	5.00%		1/1/2026	BBB+	5,135,000	5,157,726

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Massachusetts Development Finance Agency - Emerson College	5.00%		1/1/2027	BBB+	$2,700,000	$2,718,374
Massachusetts Development Finance Agency - Emerson College	5.00%		1/1/2028	BBB+	1,810,000	1,823,069
Miami-Dade County Educational Facilities Authority - University of Miami FL (AMBAC)	5.25%		4/1/2028	A2	5,000,000	5,306,409
New Hampshire Health & Education Facilities Authority Act - University System of New Hampshire	5.00%		7/1/2036	Aa3	5,000,000	5,041,491
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%		7/1/2026	A-	5,000,000	5,047,546
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%		7/1/2027	A-	10,000,000	10,084,310
New York State Dormitory Authority - Montefiore Obligated Group	4.00%		9/1/2039	BBB-	2,300,000	2,194,028
New York State Dormitory Authority - Pace University	5.00%		5/1/2026	BBB-	980,000	980,097
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2031	BBB-	2,705,000	2,843,710
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2037	BBB-	11,000,000	11,490,440
New York State Dormitory Authority (AGM)	5.00%		10/1/2031	AA	10,000	10,749
New York State Dormitory Authority (AGM) (ST AID WITHHLDG)	5.00%		10/1/2037	AA	9,200,000	10,248,300
New York State Dormitory Authority (AGM) (ST AID WITHHLDG)	5.00%		10/1/2038	AA	2,400,000	2,659,534
Ohio Air Quality Development Authority - Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	4,175,000	4,183,226
Ohio Air Quality Development Authority - Duke Energy Corp AMT	4.25%	#(a)	11/1/2039	BBB	10,500,000	10,563,566
School District of Broward County FL COPS	5.00%		7/1/2036	Aa3	2,685,000	3,000,019
State of Nevada Department of Business & Industry - Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses†	4.50%		12/15/2029	BB	465,000	465,315
State of Nevada Department of Business & Industry - Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses†	5.00%		12/15/2038	BB	1,000,000	1,001,920

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Troy Capital Resource Corp. - Rensselaer Polytechnic Institute NY	5.00%		8/1/2026	A3	$1,000,000	$1,020,062
Troy Capital Resource Corp. - Rensselaer Polytechnic Institute NY	5.00%		8/1/2027	A3	1,600,000	1,630,994
University of Houston TX	2.00%		2/15/2032	AA	6,095,000	5,209,189
University of Illinois	5.00%		10/1/2035	A2	885,000	964,337
University of Illinois	5.00%		10/1/2036	A2	920,000	999,237
University of Illinois	5.00%		10/1/2037	A2	800,000	867,951
University of Illinois	5.00%		10/1/2038	A2	800,000	861,488
University of Illinois	5.50%		10/1/2039	A2	1,360,000	1,522,686
University of Illinois	5.50%		10/1/2042	A2	1,650,000	1,830,035
University of Illinois (AGM)	4.00%		4/1/2033	AA	4,905,000	4,935,939
Washoe County School District NV	5.00%		6/1/2036	AA	6,985,000	8,088,031
Washoe County School District NV	5.00%		6/1/2037	AA	7,335,000	8,462,962
Washoe County School District NV	5.00%		6/1/2038	AA	7,700,000	8,863,180
West Virginia Economic Development Authority - Wheeling Power Co AMT	3.00%	#(a)	6/1/2037	BBB+	4,200,000	4,092,883
Total						289,726,869

Financial Services 0.11%
Berks County Industrial Development Authority - Tower Health Obligated Group PA	4.00%		11/1/2031	CC	2,280,000	1,436,400
Berks County Industrial Development Authority - Tower Health Obligated Group PA	5.00%		11/1/2030	CC	1,315,000	828,450
Massachusetts Educational Financing Authority AMT	3.625%		7/1/2034	AA	415,000	406,806
New Jersey Higher Education Student Assistance Authority AMT	3.75%		12/1/2030	Aaa	975,000	965,989
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2032	Aaa	810,000	807,313
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2034	Aaa	730,000	727,612
Total						5,172,570

General Obligation 17.86%
California Community Choice Financing Authority	5.00%	#(a)	7/1/2053	A1	24,875,000	26,125,670
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	11,335,000	11,954,183

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	$10,000,000	$10,678,627
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2036	Aa3	1,740,000	2,029,418
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2038	Aa3	4,250,000	4,930,486
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2040	Aa3	4,200,000	4,798,177
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2041	Aa3	3,550,000	4,036,934
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2042	Aa3	6,035,000	6,839,245
Central Florida Tourism Oversight District	4.00%		6/1/2031	AA-	2,240,000	2,268,898
Chabot-Las Positas Community College District CA GO	3.00%		8/1/2038	AA	2,500,000	2,214,089
Chicago Board of Education IL GO	4.00%		12/1/2037	BB+	14,000,000	13,582,449
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	8,000,000	8,381,246
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	3,000,000	3,112,061
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,500,000	1,552,443
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	4,845,000	5,009,689
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	900,000	930,471
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	475,000	490,562
Chicago Board of Education IL GO	5.00%		12/1/2035	BB+	450,000	463,258
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	7,300,000	7,592,191
Chicago Board of Education IL GO	5.00%		12/1/2039	BB+	2,340,000	2,408,075
Chicago Board of Education IL GO	5.50%		12/1/2037	BB+	2,000,000	2,171,657
Chicago Board of Education IL GO	5.50%		12/1/2038	BB+	2,250,000	2,426,519
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	5,000,000	5,469,390
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2027	AA	2,860,000	2,950,060
City of Bellevue WA GO	4.00%		12/1/2030	AAA	5,590,000	5,602,167
City of Chicago IL GO	5.00%		1/1/2025	BBB+	7,555,000	7,593,419
City of Chicago IL GO	5.00%		1/1/2028	BBB+	19,000,000	19,802,360
City of Chicago IL GO	5.00%		1/1/2031	BBB+	2,210,000	2,230,643
City of Chicago IL GO	5.125%		1/1/2027	NR	1,130,000	1,138,981

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Chicago IL GO	5.125%		1/1/2027	BBB+	$1,970,000	$1,980,307
City of Chicago IL GO	5.25%		1/1/2028	NR	1,630,000	1,643,956
City of Chicago IL GO	5.25%		1/1/2028	BBB+	2,215,000	2,227,523
City of Chicago IL GO	5.25%		1/1/2029	BBB+	2,025,000	2,035,474
City of Chicago IL GO	5.50%		1/1/2037	BBB+	1,945,000	1,954,075
City of Chicago IL GO	5.50%		1/1/2039	BBB+	6,000,000	6,532,271
City of Chicago IL GO	5.50%		1/1/2049	BBB+	3,750,000	3,878,028
City of Chicago IL GO	5.625%		1/1/2030	BBB+	1,835,000	1,903,853
City of Chicago IL GO	5.75%		1/1/2033	BBB+	7,000,000	7,278,900
City of Chicago IL GO	6.00%		1/1/2038	BBB+	15,890,000	16,535,445
City of Houston TX GO	5.00%		3/1/2036	Aa3	1,800,000	2,032,242
City of Houston TX GO	5.00%		3/1/2038	Aa3	1,000,000	1,120,107
City of Houston TX GO	5.25%		3/1/2039	Aa3	4,610,000	5,215,025
City of Houston TX GO	5.25%		3/1/2040	Aa3	5,800,000	6,533,853
City of Hutto TX GO (BAM)	5.00%		8/1/2040	AA	2,145,000	2,385,338
City of Hutto TX GO (BAM)	5.00%		8/1/2041	AA	3,500,000	3,873,864
City of Hutto TX GO (BAM)	5.00%		8/1/2042	AA	4,790,000	5,278,859
City of Lubbock TX GO	4.00%		2/15/2032	AA+	5,120,000	5,120,317
City of New Orleans LA GO	4.00%		10/1/2036	A+	2,290,000	2,332,180
City of New York NY GO	5.00%		6/1/2035	AA	7,685,000	7,768,131
City of New York NY GO	5.00%		10/1/2036	AA	1,250,000	1,414,909
City of New York NY GO	5.00%		12/1/2037	AA	7,500,000	7,705,466
City of New York NY GO	5.00%		4/1/2040	AA	2,000,000	2,256,354
Clark County School District NV GO	5.00%		6/15/2041	AA-	10,645,000	11,760,331
Commonwealth of Massachusetts GO	5.00%		3/1/2039	AA+	8,000,000	9,146,144
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR	535,832	535,832
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	1,727,569	1,155,109
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	5,950,386	3,652,050
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	11,260,659	11,083,381
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	3,035,632	2,930,980
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	5,000,000	4,676,897
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	1,917,657	1,742,180
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	17,088,974	17,236,930
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	11,481,543	11,988,901
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	5,336,508	5,730,985
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	1,415,665	1,574,754
County of Howard MD GO	3.00%		8/15/2037	AAA	2,255,000	2,076,770
County of Luzerne PA GO (AGM)	5.00%		11/15/2024	AA	4,000,000	4,022,774

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Delaware Valley Regional Finance Authority PA	4.28% (MUNIPSA * 1 + .40%	)#	3/1/2057	A+	$5,000,000	$4,944,454
Denton Independent School District TX GO (PSF-GTD)	5.00%		8/15/2038	AAA	2,750,000	3,121,667
Denton Independent School District TX GO (PSF-GTD)	5.00%		8/15/2039	AAA	5,500,000	6,203,577
Gregory-Portland Independent School District TX GO (PSF-GTD)	5.00%		2/15/2038	AAA	6,790,000	7,554,667
Houston Independent School District TX GO (PSF-GTD)	3.50%	#(a)	6/1/2039	AAA	10,000,000	9,948,105
Lamar Consolidated Independent School District TX GO	5.00%		2/15/2038	AA	1,750,000	1,966,675
Louisiana Stadium & Exposition District	5.00%		7/1/2037	A2	3,125,000	3,496,091
Louisiana Stadium & Exposition District	5.00%		7/1/2038	A2	7,345,000	8,143,883
Louisiana Stadium & Exposition District	5.00%		7/1/2039	A2	6,550,000	7,238,790
New Caney Independent School District TX GO (PSF-GTD)	1.25%	#(a)	2/15/2050	Aaa	4,550,000	4,535,015
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2037	A2	4,000,000	4,479,910
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2036	A2	2,000,000	2,282,924
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%		6/15/2037	A2	4,000,000	4,479,910
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		8/1/2038	AAA	5,000,000	5,085,422
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2039	AAA	11,820,000	11,946,823
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		11/1/2037	AAA	8,265,000	9,400,835
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	4.00%		3/15/2037	Aa1	7,500,000	7,611,483
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	4.00%		3/15/2037	AA+	5,195,000	5,284,938
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	4.00%		2/15/2038	Aa1	8,305,000	8,365,323
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	4.00%		3/15/2038	AA+	5,000,000	5,040,663

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
New York State Dormitory Authority (BAM)	5.00%		10/1/2035	AA	$5,000,000	$5,527,966
Northside Independent School District TX GO (PSF-GTD)	1.60%	#(a)	8/1/2049	Aaa	7,985,000	7,970,879
Palm Beach County School District FL COPS	5.00%		8/1/2037	Aa3	1,000,000	1,140,005
Palm Beach County School District FL COPS	5.00%		8/1/2038	Aa3	2,375,000	2,687,373
Palm Beach County School District FL COPS	5.00%		8/1/2039	Aa3	2,250,000	2,536,797
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.25%		6/30/2035	Baa2	5,250,000	5,756,176
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.25%		6/30/2036	Baa2	8,550,000	9,361,234
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.50%		6/30/2037	Baa2	5,575,000	6,194,301
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.50%		6/30/2038	Baa2	6,200,000	6,845,630
Pflugerville Independent School District TX GO	5.00%		2/15/2037	AA+	7,500,000	8,374,140
Pflugerville Independent School District TX GO	5.00%		2/15/2038	AA+	4,405,000	4,888,550
Pflugerville Independent School District TX GO	5.00%		2/15/2039	AA+	5,115,000	5,631,455
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%		9/1/2026	A1	500,000	513,869
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%		9/1/2027	A1	600,000	625,386
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%		9/1/2028	A1	500,000	527,424
State of California GO	3.00%		11/1/2034	Aa2	5,900,000	5,669,642
State of California GO	4.00%		8/1/2035	Aa2	20,000,000	20,147,110
State of California GO	4.00%		3/1/2036	Aa2	10,000,000	10,382,897
State of California GO	4.00%		9/1/2037	Aa2	4,500,000	4,733,105
State of California GO	5.00%		9/1/2035	Aa2	14,000,000	16,055,117
State of California GO	5.00%		9/1/2035	Aa2	4,000,000	4,680,544

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of California GO	5.00%	9/1/2037	Aa2	$14,540,000	$16,914,494
State of California GO	5.00%	10/1/2039	Aa2	4,000,000	4,568,579
State of Connecticut GO	4.00%	4/15/2037	AA-	1,825,000	1,833,145
State of Connecticut GO	4.00%	6/15/2037	AA-	775,000	777,517
State of Connecticut GO	5.00%	6/15/2035	AA-	1,125,000	1,190,868
State of Illinois GO	4.00%	10/1/2034	A-	5,000,000	5,021,868
State of Illinois GO	4.00%	10/1/2035	A-	5,000,000	5,004,143
State of Illinois GO	5.00%	2/1/2028	A-	13,620,000	14,085,553
State of Illinois GO	5.00%	11/1/2029	A-	2,800,000	2,873,004
State of Illinois GO	5.00%	11/1/2032	A-	9,200,000	9,414,929
State of Illinois GO	5.00%	10/1/2033	A-	5,000,000	5,253,391
State of Illinois GO	5.00%	5/1/2038	A-	2,000,000	2,216,722
State of Illinois GO	5.00%	5/1/2039	A-	3,000,000	3,308,560
State of Illinois GO	5.00%	12/1/2039	A-	15,000,000	16,438,152
State of Illinois GO	5.00%	5/1/2040	A-	6,000,000	6,575,970
State of Illinois GO	5.00%	5/1/2041	A-	6,000,000	6,540,083
State of Illinois GO	5.00%	12/1/2042	A-	11,320,000	12,215,011
State of Illinois GO	5.25%	2/1/2034	A-	3,295,000	3,297,020
State of Illinois GO	5.25%	10/1/2036	A-	17,540,000	19,644,582
State of Illinois GO	5.25%	5/1/2038	A-	9,750,000	10,820,670
State of Illinois GO	5.25%	5/1/2042	A-	10,000,000	11,096,543
State of Illinois GO	5.25%	5/1/2043	A-	5,000,000	5,518,970
State of Illinois GO	5.50%	5/1/2039	A-	11,000,000	12,048,046
State of New Jersey GO	2.00%	6/1/2029	A1	5,000,000	4,458,137
State of Texas GO	4.00%	10/1/2032	AAA	14,570,000	14,544,398
State of Washington GO	5.00%	2/1/2038	Aaa	15,000,000	17,022,229
State Public School Building Authority PA (AGM) (ST AID WITHHLDG)	5.00%	6/1/2030	AA	5,000,000	5,174,392
Town of Oyster Bay NY GO (AGM)	2.00%	3/1/2030	AA	2,125,000	1,849,966
Town of Oyster Bay NY GO (AGM)	2.00%	3/1/2031	AA	2,040,000	1,741,635
Village of Romeoville IL GO	4.00%	12/30/2036	Aa2	4,725,000	4,763,564
Village of Romeoville IL GO	4.00%	12/30/2037	Aa2	3,800,000	3,821,818
Village of Schaumburg IL GO	3.00%	12/1/2027	AAA	7,060,000	6,885,556
Village of Skokie IL GO	3.00%	12/1/2029	Aa2	1,080,000	1,050,273
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2038	AA	2,850,000	3,219,218

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2039	AA	$4,400,000	$4,943,962
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2041	AA	7,000,000	7,750,598
Total						862,368,184

Health Care 15.21%
Allegheny County Hospital Development Authority - Allegheny Health Network Obligated Group PA	5.00%		4/1/2031	A	16,000,000	16,653,112
Antelope Valley Healthcare District Obligated Group CA	5.00%		3/1/2031	BBB	7,000,000	7,002,255
Arizona Health Facilities Authority - HonorHealth Obligated Group AZ	5.00%		12/1/2032	A2	5,000,000	5,029,778
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.00%		8/1/2034	BBB	12,250,000	13,571,639
Berks County Industrial Development Authority - Tower Health Obligated Group PA	5.00%		11/1/2025	CC	2,405,000	1,563,250
Berks County Industrial Development Authority - Tower Health Obligated Group PA	5.00%		11/1/2026	CC	1,000,000	630,000
Berks County Industrial Development Authority - Tower Health Obligated Group PA	5.00%		11/1/2036	CC	1,835,000	1,156,050
Berks County Industrial Development Authority - Tower Health Obligated Group PA	5.00%		11/1/2037	CC	5,075,000	3,197,250
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	#(a)	2/1/2040	CC	2,595,000	1,634,850
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.25%		12/1/2035	BB	3,000,000	2,991,392
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%		4/1/2038	A	7,000,000	7,688,911
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%		4/1/2039	A	5,500,000	6,010,143
Bucks County Industrial Development Authority - Grand View Hospital/Sellersville Obligated Group PA	5.00%		7/1/2030	BB-	2,075,000	2,018,245
Bucks County Industrial Development Authority - Grand View Hospital/Sellersville Obligated Group PA	5.00%		7/1/2031	BB-	1,150,000	1,112,946

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Bucks County Industrial Development Authority - Grand View Hospital/Sellersville Obligated Group PA	5.00%		7/1/2032	BB-	$1,000,000	$962,126
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.25%		12/1/2040	BBB+	3,000,000	3,351,080
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.25%		12/1/2041	BBB+	3,000,000	3,335,686
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.25%		12/1/2042	BBB+	5,500,000	6,089,722
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group CA	5.00%		12/1/2037	BBB+	5,000,000	5,527,495
California Health Facilities Financing Authority - Children’s Hospital of Orange County Obligated Group	5.00%	#(a)	11/1/2054	AA-	10,000,000	11,087,734
California Health Facilities Financing Authority - Providence St Joseph Health Obligated Group	2.00%	#(a)	10/1/2036	A	8,190,000	7,940,175
California Health Facilities Financing Authority - Scripps Health Obligated Group	5.00%		11/15/2037	AA-	17,750,000	20,608,298
California Health Facilities Financing Authority - Sutter Health Obligated Group	5.00%		11/15/2034	A+	3,350,000	3,549,342
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2029	Baa2	1,000,000	1,028,343
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2031	Baa2	1,900,000	1,953,106
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2033	Baa2	1,000,000	1,024,967
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%		11/1/2027	BB+	5,000,000	5,041,604
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%		12/1/2033	BB	1,000,000	1,036,412
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%		12/1/2034	BB	5,000,000	5,024,869
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%		12/1/2038	BB	1,500,000	1,559,984

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR		$8,825,000	$8,780,688
City of Atlantic Beach - Naval Continuing Care Retirement Foundation Obligated Group FL	5.00%		11/15/2028	BBB	(d)	2,020,000	2,021,514
City of Blaine - Crest View Obligated Group MN(b)	5.125%		7/1/2025	NR		770,000	500,500
City of Colby KS - Citizens Medical Center Inc	5.50%		7/1/2026	NR		11,100,000	11,093,905
City of Seneca - Nemaha Valley Community Hospital KS	5.00%		9/1/2025	NR		5,500,000	5,510,915
City of Tampa - H Lee Moffitt Cancer Center & Research Institute Obligated Group FL	4.00%		7/1/2038	A		2,755,000	2,767,291
Colorado Health Facilities Authority - CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		2,345,000	2,367,761
Colorado Health Facilities Authority - CommonSpirit Health Obligated Group	5.25%		11/1/2038	A-		2,095,000	2,338,012
Connecticut State Health & Educational Facilities Authority - Griffin Health Obligated Group†	5.00%		7/1/2034	BB+		225,000	225,650
Connecticut State Health & Educational Facilities Authority - Griffin Health Obligated Group†	5.00%		7/1/2039	BB+		1,000,000	981,420
County of Cuyahoga - MetroHealth System OH	5.00%		2/15/2037	BBB		5,000,000	5,096,054
County of Miami-Dade - Public Health Trust of Miami-Dade County FL	5.00%		6/1/2030	Aa2		11,910,000	12,028,398
County of Miami-Dade - Public Health Trust of Miami-Dade County FL	5.00%		6/1/2031	Aa2		5,000,000	5,047,451
County of Montgomery - Premier Health Partners Obligated Group OH	4.00%		11/15/2039	Baa1		6,000,000	5,714,522
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%		2/15/2033	BB+		12,355,000	12,247,070
County of Washington - Marietta Area Health Care Inc Obligated Group OH	5.50%		12/1/2027	NR		8,675,000	8,717,976
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.375%		12/1/2037	NR		10,000,000	10,857,563
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%		6/1/2036	NR		3,830,000	3,913,400
District of Columbia - Children’s National Medical Center Obligated Group	5.00%		7/15/2026	A1		1,700,000	1,734,498

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
District of Columbia - Children’s National Medical Center Obligated Group	5.00%		7/15/2034	A1		$5,000,000	$5,087,658
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.00%		7/1/2031	NR		1,000,000	1,028,381
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.375%		7/1/2039	NR		2,000,000	2,064,817
Franklin County Industrial Development Authority - Menno-Haven Inc Obligated Group PA	5.00%		12/1/2031	NR		1,000,000	1,012,198
Franklin County Industrial Development Authority - Menno-Haven Inc Obligated Group PA	5.00%		12/1/2033	NR		1,000,000	1,011,403
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	5.00%		11/15/2036	NR		1,500,000	1,386,249
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%		7/1/2035	A-		3,300,000	3,433,804
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%		7/1/2036	A-		3,000,000	3,117,954
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%		7/1/2037	A-		10,000,000	10,372,400
Harris County Cultural Education Facilities Finance Corp. - Brazos Presbyterian Homes Obligated Group TX	6.375%		1/1/2033	BB+	(d)	120,000	120,153
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2039	AA-		2,500,000	2,791,822
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2040	AA-		1,500,000	1,664,310
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%	#(a)	6/1/2050	AA-		5,000,000	5,318,355
Health & Educational Facilities Authority of the State of Missouri - SSM Health Care Obligated Group WA	5.00%	#(a)	6/1/2039	A+		13,150,000	13,819,382
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple University Health Obligated Group PA	5.00%		7/1/2030	BBB		4,775,000	4,845,043
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple University Health Obligated Group PA	5.00%		7/1/2032	BBB		4,055,000	4,109,753

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple University Health Obligated Group PA	5.00%	7/1/2033	BBB		$4,870,000	$4,935,315
Housing & Redevelopment Authority of The City of St. Paul Minnesota - Fairview Health Services Obligated Group	5.00%	11/15/2024	NR		4,500,000	4,518,365
Illinois Finance Authority - Ascension Health Credit Group	4.00%	2/15/2033	AA+		5,000,000	5,031,522
Illinois Finance Authority - Plymouth Place Obligated Group	5.00%	5/15/2030	NR		1,690,000	1,709,218
Illinois Finance Authority - Rush Obligated Group	5.00%	11/15/2031	A+		3,375,000	3,398,712
Illinois Finance Authority - Silver Cross Hospital Obligated	5.00%	8/15/2035	A3		6,565,000	6,613,209
Industrial Development Authority of the County of Pima - La Posada at Park Centre Inc Obligated Group AZ†	5.125%	11/15/2029	NR		4,000,000	4,042,121
Karnes County Hospital District TX	5.00%	2/1/2034	A	(d)	1,000,000	1,000,619
Kentucky Economic Development Finance Authority - Masonic Homes of Kentucky Inc Obligated Group	5.375%	11/15/2032	NR		1,185,000	1,107,845
Kentucky Economic Development Finance Authority - Owensboro Health Inc Obligated Group	5.00%	6/1/2029	Baa2		4,235,000	4,318,421
Kentucky Economic Development Finance Authority - Owensboro Health Inc Obligated Group	5.00%	6/1/2032	Baa2		6,000,000	6,124,723
Louisville/Jefferson County Metropolitan Government - Norton Healthcare Obligated Group KY	5.00%	10/1/2040	A		3,500,000	3,785,481
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%	9/1/2033	A2		500,000	526,115
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%	9/1/2034	A2		1,000,000	1,053,300
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%	9/1/2035	A2		1,000,000	1,052,712
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%	9/1/2036	A2		1,800,000	1,889,805

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2035	BBB-	$2,000,000	$1,873,382
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2037	BBB-	3,930,000	3,677,920
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2038	BBB-	3,100,000	3,117,881
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2039	BBB-	2,750,000	2,758,820
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Vanderbilt University Medical Center Obligated Group TN	5.00%	7/1/2031	A	1,300,000	1,328,703
Miami Beach Health Facilities Authority - Mount Sinai Medical Center of Florida Obligated Group FL	5.00%	11/15/2030	A3	2,500,000	2,505,068
Michigan Finance Authority - McLaren Health Care Corp Obligated Group	5.00%	5/15/2033	A1	4,030,000	4,062,232
Michigan Finance Authority - McLaren Health Care Corp Obligated Group	5.00%	5/15/2035	A1	4,945,000	4,984,520
Michigan Finance Authority - McLaren Health Care Obligated Group	5.00%	5/15/2032	A1	10,390,000	10,471,809
Michigan Finance Authority - Trinity Health Corp Obligated Group	5.00%	12/1/2034	AA-	5,000,000	5,218,313
Michigan Finance Authority Provident Group - HFH Energy LLC	5.00%	2/28/2038	A3	2,060,000	2,271,286
Michigan Finance Authority Provident Group - HFH Energy LLC	5.25%	2/29/2040	A3	1,400,000	1,534,149
Michigan Finance Authority Provident Group - HFH Energy LLC	5.25%	2/28/2042	A3	1,860,000	2,011,711
Minnesota Agricultural & Economic Development Board - HealthPartners Obligated Group	5.00%	1/1/2040	A	3,600,000	3,973,228
Minnesota Agricultural & Economic Development Board - HealthPartners Obligated Group	5.00%	1/1/2041	A	4,000,000	4,397,964
Minnesota Agricultural & Economic Development Board - HealthPartners Obligated Group	5.00%	1/1/2042	A	4,985,000	5,457,485
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	10,000,000	9,969,009

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.00%	9/1/2036	A	$1,350,000	$1,345,952
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.00%	9/1/2038	A	2,250,000	2,221,554
Montgomery County Industrial Development Authority - Albert Einstein Healthcare Network Obligated Group PA	5.25%	1/15/2026	NR	2,000,000	2,019,480
Montgomery County Industrial Development Authority - Albert Einstein Healthcare Network Obligated Group PA	5.25%	1/15/2028	NR	3,000,000	3,029,219
Montgomery County Industrial Development Authority - Whitemarsh Continuing Care Retirement Community Obligated PA	5.00%	1/1/2030	NR	2,000,000	2,000,390
Moon Industrial Development Authority - Baptist Homes Society Obligated Group PA	5.125%	7/1/2025	NR	1,015,000	994,550
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%	12/15/2033	NR	5,500,000	5,623,737
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%	7/1/2041	AA-	12,000,000	13,326,383
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%	7/1/2042	AA-	5,000,000	5,528,921
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2028	BBB-	1,300,000	1,317,242
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2029	BBB-	1,605,000	1,628,211
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2030	BBB-	1,100,000	1,115,826
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2031	BBB-	1,110,000	1,125,547
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2035	BBB-	3,185,000	3,221,486

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - University Hospital (AGM)	5.00%	7/1/2028	AA	$2,000,000	$2,023,294
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2037	B-	1,100,000	878,553
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2039	B-	1,000,000	779,724
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2040	B-	850,000	655,425
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2036	B-	1,945,000	1,735,820
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	BB	1,500,000	1,479,785
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB	2,700,000	2,609,520
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2030	BB	1,100,000	1,055,748
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	BB	1,600,000	1,523,399
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2036	BBB-	1,780,000	1,741,205
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	9/1/2036	BBB-	1,555,000	1,520,359
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2037	BBB-	650,000	631,866
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2038	BBB-	4,000,000	3,849,058
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	9/1/2038	BBB-	2,940,000	2,826,912
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	9/1/2040	BBB-	3,150,000	2,970,051
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2033	BB-	3,920,000	4,039,395
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2038	BB-	8,800,000	9,005,392
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2043	BB-	6,710,000	6,885,850
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2037	NR	2,770,000	2,881,277

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Oneida County Local Development Corp. - Mohawk Valley Health System Obligated Group NY (AGM)	4.00%		12/1/2035	AA	$1,000,000	$997,863
Oneida County Local Development Corp. - Mohawk Valley Health System Obligated Group NY (AGM)	4.00%		12/1/2036	AA	1,250,000	1,246,697
Oneida County Local Development Corp. - Mohawk Valley Health System Obligated Group NY (AGM)	4.00%		12/1/2037	AA	2,210,000	2,187,785
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%		10/1/2035	A+	1,730,000	1,947,835
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%		10/1/2037	A+	2,495,000	2,787,466
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%		10/1/2038	A+	1,530,000	1,700,754
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%		10/1/2039	A+	1,500,000	1,663,093
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%		10/1/2039	A+	7,565,000	7,706,138
Palomar Health Obligated Group CA	5.00%		11/1/2036	BB+	5,280,000	5,080,542
Pennsylvania Economic Development Financing Authority - UPMC Obligated Group	4.00%		2/15/2040	A	2,820,000	2,786,066
Public Finance Authority - Proton International Alabama LLC WI†(b)	6.85%		10/1/2047	NR	1,410,000	141,000
Public Finance Authority - RBS Evolution LLC WI†	10.00%		11/1/2038	NR	3,500,000	3,783,627
Rhode Island Health & Educational Building Corp. - Care New England Health System Obligated Group	5.00%		9/1/2031	B+	5,000,000	5,018,765
Shelby County Health Educational & Housing Facilities Board - Baptist Memorial Health Care Obligated Group TN	5.00%	#(a)	9/1/2049	BBB+	8,750,000	9,223,349
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR	5,700,000	5,723,738

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.25%		11/1/2040	A+		$6,500,000	$7,380,812
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.25%		11/1/2041	A+		7,500,000	8,477,323
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.00%		12/1/2035	B+	(d)	3,850,000	3,621,827
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B+	(d)	2,085,000	2,064,994
Tarrant County Cultural Education Facilities Finance Corp. - Baylor Scott & White Health Obligated Group TX	5.00%	#(a)	11/15/2052	AA-		4,000,000	4,328,407
Tulsa County Industrial Authority - Montereau Obligated Group OK	5.25%		11/15/2037	BBB-	(d)	1,250,000	1,268,414
University of Kansas Hospital Authority - University of Kansas Health System Obligated Group KS	5.00%		9/1/2034	AA-		5,000,000	5,080,411
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		4,550,000	4,551,984
Washington Health Care Facilities Authority - Multicare Health System Obligated Group	5.00%		8/15/2030	A		5,000,000	5,038,791
Washington Health Care Facilities Authority - Multicare Health System Obligated Group	5.00%		8/15/2031	A		5,000,000	5,038,787
Washington Health Care Facilities Authority - Providence St Joseph Health Obligated Group	4.00%	#(a)	10/1/2042	A		28,220,000	28,327,885
West Virginia Hospital Finance Authority - West Virginia United Health System Obligated Group	4.00%		6/1/2030	A		5,500,000	5,492,204
West Virginia Hospital Finance Authority - West Virginia United Health System Obligated Group	4.00%		6/1/2035	A		1,570,000	1,561,446
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%		7/1/2035	Baa1		3,000,000	3,290,122
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%		7/1/2038	Baa1		3,075,000	3,340,429

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%		2/15/2029	BBB	$3,270,000	$3,434,496
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%		2/15/2032	BBB	12,500,000	13,404,210
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.73%	#(a)	2/15/2053	BBB	40,000,000	40,000,000
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.73%	#(a)	2/15/2053	BBB	10,000,000	10,000,000
Total						734,518,388

Housing 1.65%
California Housing Finance Agency	3.25%		8/20/2036	BBB	7,198,629	6,690,819
California Housing Finance Agency	3.50%		11/20/2035	BBB+	5,562,510	5,321,160
California Municipal Finance Authority - Park Western Housing LP (FNMA)	2.65%		8/1/2036	Aaa	4,246,582	3,633,399
California Statewide Communities Development Authority - CHF-Irvine LLC	5.00%		5/15/2026	Baa1	1,000,000	1,021,828
California Statewide Communities Development Authority - CHF-Irvine LLC	5.00%		5/15/2027	Baa1	750,000	767,165
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%		6/1/2047	NR	5,000,000	3,650,325
Indiana Finance Authority - CHF-Tippecanoe LLC	5.00%		6/1/2038	BBB-	1,550,000	1,643,858
Indiana Finance Authority - CHF-Tippecanoe LLC	5.00%		6/1/2043	BBB-	2,525,000	2,634,856
Industrial Development Authority of the City of Phoenix Arizona - Downtown Phoenix Student Housing LLC AZ	5.00%		7/1/2032	Baa3	1,080,000	1,117,793
Maryland Community Development Administration	3.00%		9/1/2039	Aa1	10,000,000	8,531,253
Minnesota Housing Finance Agency (FHLMC)(FNMA)(GNMA)	6.25%		7/1/2054	AA+	3,790,000	4,114,839
Minnesota Housing Finance Agency (FHLMC)(FNMA)(GNMA)(c)	6.50%		1/1/2055	AA+	3,550,000	4,000,531
Missouri Housing Development Commission (FHLMC)(FNMA)(GNMA)	3.25%		11/1/2052	AA+	2,485,000	2,414,083
New Jersey Housing & Mortgage Finance Agency	6.00%		10/1/2055	AA	3,560,000	3,856,813

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
North Carolina Housing Finance Agency (FHLMC)(FNMA)(GNMA)	6.25%	1/1/2055	AA+		$5,490,000	$5,958,012
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%	9/1/2029	BB+	(d)	5,000,000	5,201,156
Washington State Housing Finance Commission	3.50%	12/20/2035	BBB+		4,770,128	4,340,223
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2044	BBB-		4,950,000	5,394,923
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2049	BBB-		8,805,000	9,450,301
Total						79,743,337

Lease Obligations 1.98%
Illinois Sports Facilities Authority (AGM)	5.00%	6/15/2027	AA		3,000,000	3,009,358
Indiana Finance Authority - Marion County Capital Improvement Board	5.25%	2/1/2029	AA+		2,500,000	2,543,059
Michigan State Building Authority	5.00%	4/15/2034	Aa2		6,525,000	6,621,670
New Jersey Economic Development Authority - New Jersey Economic Development Authority†	5.25%	9/1/2027	A-		24,555,000	25,918,114
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%	6/15/2033	A2		7,215,000	7,637,556
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%	6/15/2034	A2		13,645,000	14,445,054
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2025	A2		5,085,000	5,153,591
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2034	A2		3,000,000	3,161,764
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2035	A2		4,925,000	5,007,709
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2035	A2		1,000,000	1,053,921

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%		6/15/2036	A2	$1,320,000	$1,370,931
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%		6/15/2042	A2	1,400,000	1,475,490
New Jersey Transportation Trust Fund Authority	3.25%		6/15/2039	A2	2,000,000	1,804,981
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2035	A2	3,750,000	3,835,482
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2036	A2	2,770,000	2,806,574
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A+	3,000,000	3,073,269
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,456,344
Redevelopment Authority of the City of Philadelphia PA	5.00%		4/15/2028	A1	4,380,000	4,428,930
Total						95,803,797

Multi-Family Housing 0.59%
Illinois Housing Development Authority - South Shore IL Preservation LP (FHA) (HUD)	4.00%	#(a)	6/1/2026	Aaa	2,700,000	2,700,413
King County Housing Authority WA	3.50%		5/1/2038	AAA	10,000,000	9,447,601
Michigan State Housing Development Authority	3.80%		10/1/2038	AA+	10,000,000	9,736,713
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3	7,246,500	6,745,676
Total						28,630,403

Other Revenue 3.43%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	12,675,000	12,683,611
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	5.00%		7/15/2024	Ba1	3,550,000	3,552,084
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	7,600,000	7,722,871
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY (AGM)	4.00%		7/15/2029	AA	1,500,000	1,502,438
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.00%		12/1/2033	BB+	2,000,000	2,068,709

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.25%		12/1/2038	BB+	$1,650,000	$1,694,350
Commonwealth of Puerto Rico GO	5.069%	#(a)	11/1/2051	NR	17,004,637	10,734,177
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2034	AA	2,000,000	2,190,079
Illinois Finance Authority - Field Museum Natural of History	4.938% (SOFR * .67 + 1.20%	)#	11/1/2034	A	10,190,000	10,180,207
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group†	5.00%		7/1/2035	NR	5,000,000	5,057,771
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	30,995,000	31,016,920
Maricopa County Industrial Development Authority - Legacy Traditional School Obligated Group AZ†	5.00%		7/1/2039	BBB-	2,055,000	2,095,022
Maricopa County Industrial Development Authority - Paragon Management Inc AZ†	5.00%		7/1/2036	BB+	2,500,000	2,525,083
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	700,000	454,125
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	3,130,000	3,301,708
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2036	AA+	5,750,000	6,564,611
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2037	AA+	5,000,000	5,682,653
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2038	AA+	6,400,000	7,259,713
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2041	AA+	9,000,000	10,078,423
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2039	AA+	13,050,000	15,121,181
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2040	AA+	11,000,000	12,658,527

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2042	AA+	$10,000,000	$11,401,923
Total						165,546,186

Power 0.39%
Energy Northwest - Bonneville Power Administration WA	5.00%		7/1/2038	Aa1	14,000,000	15,938,646
York County Economic Development Authority - Virginia Electric and Power Co	3.65%	#(a)	5/1/2033	A2	3,000,000	2,998,957
Total						18,937,603

Pre-Refunded 0.00%
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	4.00%		2/15/2034	NR	15,000	15,262

Single-Family Housing 0.20%
Pennsylvania Housing Finance Agency	5.50%		10/1/2053	AA+	9,410,000	9,885,161

Special Tax 1.84%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	1,250,000	1,272,025
Allentown Neighborhood Improvement Zone Development Authority PA†	5.375%		5/1/2042	NR	5,500,000	5,499,602
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	1,795,000	1,880,250
County of Orange CA Community Facilities District No 2015-1	5.00%		8/15/2033	NR	1,370,000	1,386,833
County of Orange CA Community Facilities District No 2015-1	5.00%		8/15/2035	NR	975,000	986,721
Emeryville Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%		9/1/2025	AA	2,650,000	2,655,876
Industrial Development Authority of the City of St. Louis Missouri	4.375%		11/15/2035	NR	3,955,000	3,290,104
Industrial Development Authority of the City of St. Louis Missouri	4.75%		11/15/2047	NR	3,000,000	2,312,607
Lakewood Ranch Stewardship District FL	6.125%		5/1/2043	NR	2,240,000	2,382,628
Miami World Center Community Development District FL	4.75%		11/1/2027	NR	750,000	763,271
Mida Mountain Village Public Infrastructure District UT†	4.50%		8/1/2040	NR	1,250,000	1,200,864

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2033	AA	$1,750,000	$1,651,940
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2034	AA	1,000,000	936,604
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGM)	3.00%	3/1/2036	AA	5,500,000	5,025,847
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	545,000	536,955
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	866,702
River Islands Public Financing Authority CA Special Tax (AGM)	5.00%	9/1/2042	AA	4,000,000	4,342,454
State of Connecticut Special Tax Revenue	4.00%	9/1/2034	AA	7,525,000	7,554,783
State of Connecticut Special Tax Revenue	5.00%	10/1/2030	AA	9,000,000	9,608,221
State of Connecticut Special Tax Revenue	5.00%	7/1/2036	AA	5,000,000	5,737,474
State of Connecticut Special Tax Revenue	5.00%	7/1/2037	AA	6,000,000	6,860,986
State of Connecticut Special Tax Revenue	5.00%	7/1/2038	AA	5,000,000	5,681,468
Village Community Development District No. 12 FL	3.25%	5/1/2026	NR	1,535,000	1,526,739
Village Community Development District No. 12 FL	3.80%	5/1/2028	NR	1,650,000	1,652,753
Village Community Development District No. 12 FL	4.00%	5/1/2033	NR	1,800,000	1,800,981
Village Community Development District No. 13 FL	1.80%	5/1/2026	NR	345,000	332,980
Village Community Development District No. 13 FL	2.85%	5/1/2036	NR	1,835,000	1,588,709
Village Community Development District No. 13 FL	3.00%	5/1/2029	NR	475,000	455,999
Village Community Development District No. 13 FL†	3.00%	5/1/2035	NR	3,345,000	2,998,349
Village Community Development District No. 13 FL†	3.25%	5/1/2040	NR	4,180,000	3,611,429
Village Community Development District No. 13 FL	3.375%	5/1/2034	NR	2,450,000	2,323,957
Total					88,726,111

Tax Revenue 3.32%
Chicago Board of Education IL GO	5.00%	12/1/2032	BB+	5,675,000	5,972,321
City of Miami FL	5.00%	1/1/2041	AA	7,590,000	8,374,619

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
City of Sparks NV†	2.75%		6/15/2028	Baa2	$1,375,000	$1,315,114
Clear Creek Independent School District TX GO (PSF-GTD)	0.28%	#(a)	2/15/2038	AAA	4,930,000	4,909,438
County of Cook Sales Tax Revenue IL	4.00%		11/15/2034	AA-	3,750,000	3,809,799
County of Cook Sales Tax Revenue IL	5.25%		11/15/2036	AA-	10,000,000	10,500,024
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2041	A2	9,000,000	9,911,475
New York City Transitional Finance Authority Building Aid Revenue NY (ST AID WITHHLDG)	5.25%		7/15/2036	AA	11,700,000	12,532,841
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.00%		11/1/2037	AAA	2,500,000	2,294,792
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		8/1/2033	AAA	6,000,000	6,086,738
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		2/1/2034	AAA	10,000,000	10,211,445
New York City Transitional Finance Authority NY	5.00%		11/1/2038	AAA	5,000,000	5,714,365
New York City Transitional Finance Authority NY	5.00%		5/1/2039	AAA	5,000,000	5,656,483
New York City Transitional Finance Authority NY	5.50%		5/1/2044	AAA	8,500,000	9,799,348
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%		3/15/2034	AA+	10,000,000	10,130,437
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%		3/15/2041	Aa1	14,900,000	16,777,907
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%		3/15/2042	Aa1	10,250,000	11,484,552
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	5.00%		3/15/2035	Aa1	5,000,000	5,690,435
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2029	NR	1,616,000	1,335,470
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	1,774,000	1,349,380
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	11,643,000	8,116,074

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	$81,000	$77,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	268,000	269,294
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	1,967,000	1,947,432
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	1,092,000	1,080,053
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%		7/1/2058	NR	4,974,000	4,975,070
Total						160,322,406

Taxable Revenue - Water & Sewer 0.64%
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2036	AA	1,500,000	1,663,787
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2037	AA	1,000,000	1,108,378
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2038	AA	1,500,000	1,651,428
County of Jefferson Sewer Revenue AL	5.00%		10/1/2039	BBB+	2,500,000	2,746,383
New Jersey Economic Development Authority - New Jersey-American Water Co Inc AMT	3.75%	#(a)	11/1/2034	A+	5,500,000	5,429,330
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2036	AA	6,750,000	7,687,842
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2037	AA	4,750,000	5,409,329
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2038	AA	4,500,000	5,075,433
Total						30,771,910

Tobacco 0.72%
Buckeye Tobacco Settlement Financing Authority OH	5.00%		6/1/2055	NR	9,155,000	8,452,318
Iowa Tobacco Settlement Authority	4.00%		6/1/2049	BBB+	830,000	824,388
Nassau County Tobacco Settlement Corp. NY	Zero Coupon		6/1/2060	NR	35,000,000	2,198,266
Northern Tobacco Securitization Corp. AK	4.00%		6/1/2050	BBB-	980,000	984,683
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BBB-	8,965,000	9,050,196
Tobacco Settlement Financing Corp. NJ	5.25%		6/1/2046	BBB+	5,100,000	5,274,603
Tobacco Settlement Financing Corp. RI	5.00%		6/1/2027	A	2,500,000	2,524,670

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2028	BBB		$2,000,000	$2,020,732
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		3,690,000	3,460,248
Total						34,790,104

Transportation 16.94%
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2036	AA		1,000,000	1,114,726
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2037	AA		350,000	388,161
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2038	AA		350,000	386,444
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2039	AA		1,000,000	1,096,141
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2040	AA		1,105,000	1,204,474
Allegheny County Airport Authority PA (AGM) AMT	5.50%	1/1/2041	AA		750,000	837,288
Allegheny County Airport Authority PA (AGM) AMT	5.50%	1/1/2042	AA		680,000	756,341
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AGM) AMT	4.125%	7/1/2041	AA		3,000,000	2,955,107
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AGM) AMT	4.25%	7/1/2043	AA		5,390,000	5,366,199
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2040	A		2,250,000	2,499,396
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2042	A		3,000,000	3,303,126
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	6/30/2031	BB+	(d)	3,250,000	3,359,011
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2036	BB+	(d)	3,215,000	3,313,422
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2037	BB+	(d)	7,000,000	7,197,677
Central Florida Expressway Authority	4.00%	7/1/2037	A+		7,380,000	7,347,811
Central Texas Regional Mobility Authority	5.00%	1/1/2025	A-		7,500,000	7,512,535
Central Texas Regional Mobility Authority	5.00%	1/1/2030	A		800,000	813,397
Central Texas Regional Mobility Authority	5.00%	1/1/2031	A		1,675,000	1,703,051
Central Texas Regional Mobility Authority	5.00%	1/1/2032	A		2,000,000	2,033,494
Central Texas Turnpike System	5.00%	8/15/2025	A-		2,250,000	2,252,042
Central Texas Turnpike System	5.00%	8/15/2026	A-		2,500,000	2,503,096
Central Texas Turnpike System	5.00%	8/15/2027	A-		3,300,000	3,304,427

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Central Texas Turnpike System	5.00%	8/15/2028	A-	$3,705,000	$3,710,163
Central Texas Turnpike System	5.00%	8/15/2033	A-	7,650,000	7,661,008
Chicago Midway International Airport IL	4.00%	1/1/2034	A	2,175,000	2,165,569
Chicago Midway International Airport IL AMT	5.00%	1/1/2031	A	2,000,000	2,025,727
Chicago Midway International Airport IL AMT	5.00%	1/1/2037	A	5,225,000	5,673,011
Chicago Midway International Airport IL AMT	5.00%	1/1/2038	A	4,000,000	4,321,868
Chicago O’Hare International Airport IL	4.00%	1/1/2038	A+	6,820,000	6,912,589
Chicago O’Hare International Airport IL	5.00%	1/1/2031	A+	6,500,000	6,533,881
Chicago O’Hare International Airport IL	5.00%	1/1/2039	A+	16,750,000	17,221,183
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2036	AA	2,000,000	2,208,589
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2037	AA	1,330,000	1,464,212
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2038	AA	2,745,000	3,008,528
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2039	AA	1,190,000	1,325,340
City & County of Denver Airport System Revenue CA AMT	5.00%	12/1/2028	A+	16,500,000	17,362,978
City & County of Denver Airport System Revenue CO AMT	5.00%	12/1/2035	A+	5,000,000	5,207,984
City & County of Denver Airport System Revenue CO AMT	5.50%	11/15/2033	AA-	8,365,000	9,592,023
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2034	AA-	3,500,000	4,098,033
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2035	AA-	3,250,000	3,809,656
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2037	AA-	2,000,000	2,328,073
City of Atlanta Airport Passenger Facility Charge GA AMT	4.00%	7/1/2037	AA-	4,150,000	4,156,800
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2036	Aa3	7,600,000	8,357,674
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2037	Aa3	3,750,000	4,077,326
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2038	Aa3	2,750,000	2,972,168

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
City of Atlanta Airport Passenger Facility Charge GA AMT	5.25%	7/1/2041	Aa3		$6,000,000	$6,610,090
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.75%	7/1/2024	BB-		2,390,000	2,390,000
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%	7/15/2027	BB-	(d)	1,000,000	1,018,868
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2035	AA		8,005,000	8,766,320
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2036	AA		2,850,000	3,111,311
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2037	AA		2,000,000	2,174,574
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2038	AA		2,000,000	2,161,576
City of Houston Airport System Revenue TX (AGM) AMT	5.25%	7/1/2039	AA		5,200,000	5,724,528
City of Houston Airport System Revenue TX (AGM) AMT	5.25%	7/1/2040	AA		5,000,000	5,472,168
City of Houston Airport System Revenue TX (AGM) AMT	5.25%	7/1/2041	AA		5,000,000	5,448,967
City of Philadelphia Airport Revenue PA AMT	5.00%	7/1/2032	A2		3,660,000	3,943,188
City of Phoenix Civic Improvement Corp. AZ	5.00%	7/1/2036	Aa3		5,000,000	5,209,202
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2034	A+		10,000,000	10,390,973
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2036	A+		1,500,000	1,693,973
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2037	A+		2,325,000	2,617,012
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2039	A+		3,000,000	3,341,136
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2041	A+		4,425,000	4,878,473
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2042	A+		3,500,000	3,835,342
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2027	A+		5,145,000	5,151,159
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2028	A+		3,500,000	3,504,585
Dallas Fort Worth International Airport TX	5.00%	11/1/2038	A+		3,000,000	3,341,678

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Dallas Fort Worth International Airport TX	5.00%		11/1/2039	A+	$2,750,000	$3,085,287
E-470 Public Highway Authority CO	3.928% (SOFR * .67 + .35%)	#	9/1/2039	A+	1,690,000	1,689,335
E-470 Public Highway Authority CO	5.00%		9/1/2040	A+	2,850,000	3,173,499
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2032	NR	5,500,000	5,856,922
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2036	A	5,000,000	5,218,468
Maryland Economic Development Corp. - City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2040	NR	5,000,000	4,552,016
Maryland Economic Development Corp. - CONSOL Marine Terminals LLC	5.75%		9/1/2025	BB	3,000,000	3,021,626
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2034	A1	1,250,000	1,389,136
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2035	A1	2,595,000	2,881,693
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2036	A1	1,000,000	1,131,931
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2037	A1	1,250,000	1,410,711
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2038	A1	1,500,000	1,683,756
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A-	4,025,000	4,243,756
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A-	5,000,000	5,088,293
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A-	4,130,000	4,202,930
Metropolitan Transportation Authority NY	5.25%		11/15/2030	A-	6,540,000	6,677,946
Metropolitan Washington Airports Authority Aviation Revenue DC(c)	5.00%		10/1/2040	AA-	1,675,000	1,794,915
Metropolitan Washington Airports Authority Aviation Revenue DC(c)	5.25%		10/1/2041	AA-	2,000,000	2,204,161
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%		10/1/2036	AA-	2,175,000	2,350,319
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%		10/1/2037	AA-	2,335,000	2,513,863
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%		10/1/2038	AA-	1,860,000	1,991,942
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.25%		10/1/2039	AA-	4,305,000	4,749,790

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.125%	1/1/2034	A-		$5,010,000	$5,014,658
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2039	A2		6,000,000	6,006,557
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2028	A+		6,275,000	6,441,317
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2		10,000,000	11,169,948
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2		2,500,000	2,808,441
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2035	A2		2,250,000	2,525,593
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A2		4,250,000	4,735,342
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A2		4,000,000	4,502,897
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2		1,000,000	1,108,021
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2		2,000,000	2,226,936
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2039	A2		3,000,000	3,323,802
New Jersey Turnpike Authority	5.00%	1/1/2031	AA-		5,000,000	5,026,787
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.50%	6/30/2038	Baa3		1,000,000	1,091,671
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	6.00%	6/30/2054	Baa3		17,000,000	18,680,645
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa3		29,000,000	31,555,425
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa3		30,000,000	33,929,835
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	10/31/2034	BBB-	(d)	750,000	723,589
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	10/31/2041	BBB-	(d)	3,000,000	2,709,889
New York Transportation Development Corp. - JFK International Air Terminal LLC	5.00%	12/1/2034	Baa1		2,000,000	2,173,576
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%	12/1/2024	Baa1		2,000,000	2,006,121

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK NTO LLC	5.25%		6/30/2038	Baa3	$1,000,000	$1,092,429
New York Transportation Development Corp. - JFK NTO LLC	5.25%		6/30/2040	Baa3	1,500,000	1,621,584
New York Transportation Development Corp. - JFK NTO LLC	5.25%		6/30/2041	Baa3	1,000,000	1,076,485
New York Transportation Development Corp. - JFK NTO LLC	5.25%		6/30/2043	Baa3	8,000,000	8,541,053
New York Transportation Development Corp. - JFK NTO LLC	5.25%		6/30/2044	Baa3	11,000,000	11,705,378
New York Transportation Development Corp. - JFK NTO LLC (AGM)	5.25%		6/30/2039	AA	1,400,000	1,544,532
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2032	Baa2	3,000,000	2,962,857
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2033	Baa2	6,480,000	6,389,934
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.00%		7/1/2034	Baa2	2,250,000	2,252,247
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2027	A3	3,185,000	3,185,214
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2030	A3	365,000	379,049
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2031	A3	300,000	311,732
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2032	A3	775,000	805,347
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2034	A3	865,000	898,817
Norman Y Mineta San Jose International Airport SJC CA	5.00%		3/1/2028	A	1,655,000	1,661,836
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%		3/1/2035	A	1,500,000	1,543,571
North Carolina Turnpike Authority	5.00%		1/1/2032	BBB	1,000,000	1,033,602
North Carolina Turnpike Authority (AGM)	4.00%		1/1/2037	AA	12,895,000	13,005,687
North Texas Tollway Authority	4.125%		1/1/2040	AA-	5,000,000	5,049,455
North Texas Tollway Authority	5.00%		1/1/2025	AA-	5,000,000	5,015,511
North Texas Tollway Authority	5.00%		1/1/2036	AA-	5,000,000	5,086,189
Pennsylvania Turnpike Commission Registration Fee Revenue	3.88% (MUNIPSA * 1 + .85%)	#	7/15/2041	AA-	25,000,000	25,011,397
Port Authority of New York & New Jersey	5.00%		11/15/2036	AA-	5,000,000	5,246,953

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey	5.00%	12/1/2036	AA-	$2,750,000	$3,194,060
Port Authority of New York & New Jersey	5.00%	12/1/2037	AA-	2,250,000	2,595,197
Port Authority of New York & New Jersey	5.00%	12/1/2038	AA-	2,500,000	2,860,550
Port Authority of New York & New Jersey	5.00%	12/1/2039	AA-	3,250,000	3,708,204
Port Authority of New York & New Jersey AMT	3.00%	10/1/2027	AA-	6,405,000	6,155,344
Port Authority of New York & New Jersey AMT	4.00%	11/1/2034	AA-	8,705,000	8,770,628
Port Authority of New York & New Jersey AMT	5.00%	7/15/2035	AA-	6,250,000	6,845,602
Port Authority of New York & New Jersey AMT	5.00%	1/15/2036	AA-	2,000,000	2,179,898
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	AA-	4,000,000	4,370,636
Port Authority of New York & New Jersey AMT	5.00%	12/1/2036	AA-	1,750,000	1,915,321
Port Authority of New York & New Jersey AMT	5.00%	1/15/2037	AA-	2,000,000	2,176,238
Port Authority of New York & New Jersey AMT	5.00%	7/15/2037	AA-	3,250,000	3,544,161
Port Authority of New York & New Jersey AMT	5.00%	12/1/2037	AA-	2,250,000	2,454,940
Port Authority of New York & New Jersey AMT	5.00%	1/15/2038	AA-	1,000,000	1,084,661
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	AA-	4,500,000	4,885,254
Port Authority of New York & New Jersey AMT	5.00%	12/1/2038	AA-	2,000,000	2,173,147
Port Authority of New York & New Jersey AMT	5.00%	1/15/2039	AA-	1,500,000	1,617,740
Port Authority of New York & New Jersey AMT	5.00%	7/15/2039	AA-	5,250,000	5,682,258
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2037	AA-	4,000,000	4,349,147
Port of Portland Airport Revenue OR AMT	5.25%	7/1/2039	AA-	3,500,000	3,900,821
Port of Seattle WA	4.00%	6/1/2038	AA-	2,700,000	2,733,152
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2037	A+	4,065,000	4,273,613
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2041	A1	23,100,000	25,666,415

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%	5/1/2037	A1	$10,000,000	$11,437,841
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%	5/1/2038	A1	14,815,000	16,853,236
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%	5/1/2039	A1	10,000,000	11,313,311
San Joaquin Hills Transportation Corridor Agency CA	4.00%	1/15/2034	A	1,630,000	1,692,852
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2026	AA	1,250,000	1,271,529
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2027	AA	2,000,000	2,047,391
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2029	AA	3,500,000	3,582,768
State of Alaska International Airports System	5.00%	10/1/2034	Aa3	5,000,000	5,070,028
State of Connecticut Special Tax Revenue	4.00%	5/1/2039	AA	10,000,000	10,152,247
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2031	AA-	1,275,000	1,324,949
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2033	AA-	3,300,000	3,428,667
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2034	AA-	2,000,000	2,078,195
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%	6/30/2038	Baa1	2,500,000	2,712,008
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.50%	6/30/2040	Baa1	2,000,000	2,169,204
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2033	AA-	6,175,000	6,180,097
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%	1/1/2034	BBB	5,100,000	5,449,648
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%	7/1/2036	BBB	11,165,000	11,891,093
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%	1/1/2036	BBB	2,500,000	2,666,155
Wayne County Airport Authority - Detroit Metropolitan Wayne County Airport MI	5.00%	12/1/2035	A1	3,565,000	3,621,710

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Wayne County Airport Authority - Detroit Metropolitan Wayne County Airport MI AMT	5.00%		12/1/2026	A1	$1,590,000	$1,611,155
Wayne County Airport Authority - Detroit Metropolitan Wayne County Airport MI AMT	5.00%		12/1/2027	A1	2,000,000	2,025,736
Total						818,037,883

Utilities 17.06%
Amelia County Industrial Development Authority - Waste Management Inc VA AMT	1.45%		4/1/2027	A-	2,500,000	2,280,545
American Municipal Power, Inc. - Prairie St Energy Campus OH	5.00%		2/15/2037	A1	10,750,000	12,138,996
American Municipal Power, Inc. - Prairie St Energy Campus OH	5.00%		2/15/2038	A1	10,000,000	11,180,008
American Municipal Power, Inc. - Prairie St Energy Campus OH	5.00%		2/15/2039	A1	7,000,000	7,743,369
Bartow County Development Authority - Georgia Power Co	2.875%	#(a)	8/1/2043	A	6,500,000	6,407,289
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	23,270,000	23,306,425
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	20,680,000	20,599,458
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	8,125,000	8,834,533
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	8,800,000	9,406,923
California Pollution Control Financing Authority - Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa3	5,000,000	5,233,403
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%		7/1/2037	Baa3	5,570,000	5,591,274
Central Plains Energy Project NE	2.50%	#(a)	12/1/2049	Aa1	8,650,000	8,489,581
Central Plains Energy Project NE	5.00%	#(a)	5/1/2054	Aa2	7,500,000	7,903,711
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	7,250,000	7,292,033
City & County Honolulu Wastewater System Revenue CI	4.00%		7/1/2035	Aa2	15,500,000	15,437,781
City of Chicago Wastewater Transmission Revenue IL	5.00%		1/1/2029	A+	4,335,000	4,462,637
City of Chicago Wastewater Transmission Revenue IL	5.00%		1/1/2030	A+	6,500,000	6,678,749

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2039	AA+	$1,250,000	$1,408,458
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2040	AA+	875,000	980,714
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2041	AA+	1,500,000	1,675,129
City of Osceola - Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	16,450,000	16,477,963
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2040	Aa2	4,560,000	5,115,899
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2041	Aa2	2,000,000	2,227,880
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	8,250,000	9,150,431
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	3,980,000	4,414,390
City of San Antonio Electric & Gas Systems Revenue TX	5.25%		2/1/2040	Aa2	8,550,000	9,690,653
City of Seattle Municipal Light & Power Revenue WA	4.13% (MUNIPSA * 1 + .25%	)#	5/1/2045	AA	5,000,000	4,887,530
County of Jefferson Sewer Revenue AL	5.25%		10/1/2040	BBB+	15,150,000	16,835,512
County of Jefferson Sewer Revenue AL	5.25%		10/1/2041	BBB+	12,815,000	14,199,856
County of Trimble - Louisville Gas and Electric Co KY AMT	4.70%	#(a)	6/1/2054	A1	6,750,000	6,790,632
County of Washoe - Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	5,500,000	5,512,872
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2040	BBB-	7,500,000	7,118,493
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	20,300,000	19,267,388
Development Authority of Appling County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,220,633
Development Authority of Burke County - Georgia Power Co	2.20%		10/1/2032	A	1,000,000	817,068
Development Authority of Monroe County - Georgia Power Co	3.875%	#(a)	10/1/2048	A	8,750,000	8,783,850
Development Authority of Monroe County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2039	BBB+	1,875,000	1,830,950
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	14,000,000	14,986,545
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	3,400,000	3,737,943

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Energy Southeast A Cooperative District AL	5.771% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	$5,000,000	$4,996,456
Grand River Dam Authority OK	5.00%		6/1/2038	AA-	3,350,000	3,778,710
Grand River Dam Authority OK	5.00%		6/1/2039	AA-	3,500,000	3,927,632
Grand River Dam Authority OK(c)	5.00%		6/1/2040	AA-	2,500,000	2,814,858
Grand River Dam Authority OK(c)	5.00%		6/1/2041	AA-	6,740,000	7,535,818
Grand River Dam Authority OK(c)	5.00%		6/1/2042	AA-	5,925,000	6,580,927
Illinois Municipal Electric Agency	5.00%		2/1/2032	A1	3,900,000	3,943,758
Kentucky Municipal Power Agency	3.45%	#(a)	9/1/2042	Baa1	5,935,000	5,856,856
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	18,770,000	18,719,032
Kentucky Public Energy Authority	5.00%	#(a)	5/1/2055	A2	12,500,000	13,109,607
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	10,000,000	10,802,938
Long Beach Bond Finance Authority CA	5.171% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A1	4,000,000	4,043,805
Long Island Power Authority NY	0.85%	#(a)	9/1/2050	A	6,000,000	5,767,387
Long Island Power Authority NY	1.65%	#(a)	9/1/2049	A	9,500,000	9,451,163
Long Island Power Authority NY	5.00%	#(a)	9/1/2052	A	8,000,000	8,301,246
Louisiana Local Government Environmental Facilities & Community Development Authority - East Baton Rouge Sewerage Commission	0.875%	#(a)	2/1/2046	A+	21,500,000	21,117,300
Lower Colorado River Authority TX	5.00%		5/15/2040	A	10,000,000	11,102,359
Lower Colorado River Authority TX	5.00%		5/15/2041	A	10,000,000	11,031,242
Lower Colorado River Authority TX	5.00%		5/15/2042	A	1,750,000	1,918,805
Lower Colorado River Authority TX (AGM)	5.00%		5/15/2036	AA	7,175,000	7,978,000
Luzerne County Industrial Development Authority - Pennsylvania-American Water Co AMT	2.45%	#(a)	12/1/2039	A+	4,000,000	3,605,294
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	56,250,000	55,539,084
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	30,235,000	30,350,782
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2053	Aa1	10,000,000	10,696,274
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2054	Aa1	5,000,000	5,301,237
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2054	A3	11,150,000	11,770,467
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		2/1/2040	Baa2	5,085,000	4,575,804
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	3,870,000	3,479,524

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Michigan Finance Authority - Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2034	A+		$4,200,000	$4,245,913
Michigan Finance Authority - Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2035	A+		1,925,000	1,946,044
Montgomery County Industrial Development Authority - Constellation Energy Generation LLC PA	4.10%	#(a)	4/1/2053	BBB+		9,000,000	9,178,560
Northern California Energy Authority	5.00%	#(a)	12/1/2054	Aa3		16,000,000	17,147,470
Okaloosa Gas District FL (AGM)	5.25%		10/1/2042	AA		7,500,000	8,513,959
Patriots Energy Group Financing Agency SC	5.25%	#(a)	2/1/2054	Aa1		10,000,000	10,832,925
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1		15,000,000	16,075,410
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	BB-		2,200,000	2,222,939
Pennsylvania Economic Development Financing Authority - Waste Management Inc AMT	1.10%	#(a)	6/1/2031	A-		5,000,000	4,666,887
Philadelphia Gas Works Co. PA	5.00%		8/1/2026	A		1,000,000	1,012,493
Philadelphia Gas Works Co. PA	5.00%		8/1/2027	A		1,000,000	1,012,812
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		5,000,000	4,699,704
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2024	NR		3,430,000	3,430,000
Puerto Rico Electric Power Authority (AGM)	4.245% (3 Mo. LIBOR * .67 + .52%	)#	7/1/2029	AA		5,720,000	5,596,356
Salt Verde Financial Corp. AZ	5.50%		12/1/2029	A3		5,100,000	5,444,180
Southeast Alabama Gas Supply District AL	5.00%	#(a)	8/1/2054	Aa3		10,000,000	10,728,225
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1		5,000,000	5,361,103
Southern California Public Power Authority - City of Anaheim Electric System Revenue CA	5.00%	#(a)	4/1/2055	A2		10,500,000	11,127,225
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1		15,000,000	16,035,165
Tennessee Energy Acquisition Corp.	5.25%		9/1/2024	A2		8,940,000	8,956,067
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(d)	5,000,000	5,167,316
Texas Municipal Gas Acquisition & Supply Corp. I	6.25%		12/15/2026	A1		7,680,000	7,906,823

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2024

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Texas Municipal Gas Acquisition & Supply Corp. IV		5.50%	#(a)	1/1/2054	A1		$34,760,000	$37,254,294
Texas Municipal Power Agency (AGM)		3.00%		9/1/2034	AA		1,470,000	1,372,526
Texas Municipal Power Agency (AGM)		3.00%		9/1/2036	AA		5,250,000	4,772,369
Texas Water Development Board - State Water Implementation Revenue Fund for Texas		5.00%		10/15/2036	AAA		2,450,000	2,812,176
Texas Water Development Board - State Water Implementation Revenue Fund for Texas		5.00%		10/15/2038	AAA		5,000,000	5,668,823
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2032	A-	(d)	500,000	524,784
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2033	A-	(d)	900,000	944,061
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2037	A-	(d)	675,000	704,246
Total								823,574,724
Total Municipal Bonds (cost $4,771,089,672)								4,784,438,844

	Interest Rate#	Interest Rate Reset(e) Date		Final Maturity Date

SHORT-TERM INVESTMENTS 0.80%

Variable Rate Demand Notes 0.80%

General Obligation 0.66%
City of New York NY GO	4.900%	7/1/2024		4/1/2042	AA		17,650,000	17,650,000
City of New York NY GO	4.900%	7/1/2024		4/1/2042	AA		11,565,000	11,565,000
City of New York NY GO	4.900%	7/1/2024		10/1/2046	AA		3,000,000	3,000,000
Total								32,215,000

Utilities 0.14%
Development Authority of Appling County - Georgia Power Co	5.000%	7/1/2024		9/1/2041	A		6,635,000	6,635,000
Total Short-Term Investments (cost $38,850,000)								38,850,000
Total Investments in Securities 99.88% (cost $4,809,939,672)								4,823,288,844
Other Assets and Liabilities – Net 0.12%								5,618,059
Net Assets 100.00%								$4,828,906,903

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND June 30, 2024

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
FHA	Insured by - Federal Housing Administration.
FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
PSF	Permanent School Fund.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2024, the total value of Rule 144A securities was $342,996,274, which represents 7.10% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Securities purchased on a when-issued basis.
(d)	This investment has been rated by Fitch IBCA.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$4,784,438,844	$–	$4,784,438,844
Short-Term Investments
Variable Rate Demand Notes	–	38,850,000	–	38,850,000
Total	$–	$4,823,288,844	$–	$4,823,288,844

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.21%

MUNICIPAL BONDS 101.21%

Corporate-Backed 8.12%
Arkansas Development Finance Authority - Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2	$12,500,000	$12,350,806
Arkansas Development Finance Authority - United States Steel Corp AMT	5.45%		9/1/2052	BB-	3,500,000	3,604,869
Arkansas Development Finance Authority - US Steel Corp AMT	5.70%		5/1/2053	BB-	4,600,000	4,816,609
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	5,300,000	5,313,148
California Municipal Finance Authority - Waste Management Inc AMT	4.80%	#(a)	11/1/2041	A-	5,250,000	5,269,544
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3	18,025,000	18,068,188
Chandler Industrial Development Authority - Intel Corp AZ AMT	4.10%	#(a)	12/1/2037	A-	3,500,000	3,521,629
Chandler Industrial Development Authority - Intel Corp AZ AMT	5.00%	#(a)	9/1/2052	A-	14,840,000	15,240,440
City of Valparaiso - Pratt Paper LLC AMT IN†	4.875%		1/1/2044	NR	1,000,000	1,035,773
City of Valparaiso - Pratt Paper LLC AMT IN†	5.00%		1/1/2054	NR	2,200,000	2,282,553
City of Whiting - BP Products North America Inc IN AMT	3.00%		11/1/2051	A1	6,165,000	4,883,553
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	4,500,000	4,620,786
Hoover Industrial Development Board - United States Steel Corp AL AMT	5.75%		10/1/2049	BB-	4,090,000	4,260,391
Indiana Finance Authority - United States Steel Corp	4.125%		12/1/2026	BB-	1,625,000	1,629,218
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	BBB-	6,140,000	6,110,271
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	4,795,000	5,029,017
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%	#(a)	12/1/2050	BBB-	24,000,000	25,365,528
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%		12/1/2050	BBB-	25,025,000	26,540,511
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	3,600,000	3,663,407

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Love Field Airport Modernization Corp. - Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	$2,855,000	$2,855,355
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	855,000	554,681
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	5,250,000	5,209,788
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL	5.00%		6/1/2054	BBB-	14,250,000	14,496,088
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.875%		11/1/2042	B	5,000,000	4,774,950
New Hampshire Business Finance Authority - New York State Electric & Gas Corp AMT	4.00%		12/1/2028	A-	5,000,000	4,960,998
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB-	6,750,000	6,756,529
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	7,695,000	7,678,249
New York Liberty Development Corp.	3.00%		11/15/2051	A+	14,805,000	10,964,417
New York Liberty Development Corp. - 7 World Trade Center II LLC	3.00%		9/15/2043	Aaa	27,780,000	22,881,258
New York Liberty Development Corp. - 7 World Trade Center II LLC	3.125%		9/15/2050	Aaa	5,000,000	3,934,849
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+	3,000,000	2,922,839
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,035,294
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+	885,000	939,263
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	3,000,000	3,196,287
Niagara Area Development Corp. - Covanta Holding Corp NY†	3.50%		11/1/2024	B	2,500,000	2,498,507
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	5,000,000	4,702,006
Ohio Air Quality Development Authority - American Electric Power Co Inc AMT	2.10%	#(a)	4/1/2028	BBB	6,495,000	6,439,881
Ohio Air Quality Development Authority - American Electric Power Co Inc AMT	2.10%	#(a)	7/1/2028	BBB	5,000,000	4,957,568
Ohio Air Quality Development Authority - AMG Vanadium LLC AMT†	5.00%		7/1/2049	B-	8,360,000	7,817,272
Parish of St. James - NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB+	1,000,000	1,015,727

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	$3,050,000	$3,370,849
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB+	3,250,000	3,591,816
Parish of St. James - NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	3,250,000	3,571,518
Parish of St. James - NuStar Logistics LP LA†	6.35%		10/1/2040	BB+	2,500,000	2,747,321
Parish of St. John the Baptist - Marathon Oil Corp LA	4.05%	#(a)	6/1/2037	BBB-	7,750,000	7,754,425
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	3,160,000	3,152,450
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	5.25%		1/1/2054	NR	4,900,000	4,918,184
Port of Seattle Industrial Development Corp. - Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BB+	9,200,000	9,202,252
Public Finance Authority - Ameream LLC WI†	5.00%		12/1/2027	NR	1,455,000	1,387,721
Public Finance Authority - Ameream LLC WI†	6.50%		12/1/2037	NR	3,000,000	2,926,527
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	15,055,000	15,056,230
South Carolina Jobs - Economic Development Authority - International Paper Co AMT	4.00%	#(a)	4/1/2033	BBB	5,250,000	5,257,663
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.50%		6/1/2035	NR	5,000,000	5,004,357
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	5,000,000	5,020,784
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B	910,000	909,969
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR	4,900,000	3,724,000
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB	3,000,000	3,033,538
Williamsburg Economic Development Authority VA - Provident Group - Williamsburg Properties LLC (AGM)	5.25%		7/1/2053	AA	2,500,000	2,715,115
Total						357,542,766

Education 8.82%
Brunswick City School District OH(c)	5.50%		12/1/2060	A1	11,000,000	11,893,571
Build NYC Resource Corp. - Kipp NYC Public Charter Schools NY	5.25%		7/1/2052	BBB-	4,000,000	4,145,218

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
California Educational Facilities Authority - Chapman University	5.00%	4/1/2045	A2		$5,000,000	$5,022,450
California Educational Facilities Authority - St Mary’s College of California	5.25%	10/1/2044	BBB-		600,000	637,436
California Educational Facilities Authority - St Mary’s College of California	5.50%	10/1/2053	BBB-		2,200,000	2,332,798
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%	8/1/2045	BBB-		1,500,000	1,504,550
California School Finance Authority - Kipp SoCal Public Schools Obligated†	5.00%	7/1/2047	BBB		2,050,000	2,076,658
Camden County Improvement Authority - KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2062	BBB		2,540,000	2,713,777
Capital Trust Agency, Inc. - Advantage Academy of Hillsborough Obligated Group FL	5.00%	12/15/2049	Baa3		1,000,000	969,423
Capital Trust Agency, Inc. - Advantage Academy of Hillsborough Obligated Group FL	5.00%	12/15/2054	Baa3		1,030,000	990,106
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(d)	7,250,000	8,076,473
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%	4/1/2036	A	(d)	4,235,000	4,507,556
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%	4/1/2045	AA		2,500,000	2,682,891
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		15,510,000	13,639,682
Chicago Board of Education IL GO	5.00%	12/1/2044	BB+		1,750,000	1,759,423
City of Waltham MA GO	2.00%	10/15/2035	AA+		4,920,000	3,990,004
City of Waltham MA GO	2.00%	10/15/2036	AA+		5,015,000	3,999,593
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	6.00%	8/15/2038	Baa3		4,045,000	4,129,406
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	3.00%	8/15/2051	Aaa		5,750,000	4,317,989
Connecticut State Health & Educational Facilities Authority - Quinnipiac University	5.25%	7/1/2053	A-		15,000,000	15,885,180
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2045	BBB-		1,000,000	1,015,232
Florida Higher Educational Facilities Financial Authority - Nova Southeastern University Inc	5.00%	4/1/2033	A-		1,475,000	1,502,690

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Florida Higher Educational Facilities Financial Authority - Nova Southeastern University Inc	5.00%	4/1/2036	A-	$2,000,000	$2,032,940
Hurst-Euless-Bedford Independent School District TX (PSF-GTD)	4.00%	8/15/2050	AAA	15,000,000	14,529,892
Illinois Finance Authority - Illinois Institute of Technology	4.00%	9/1/2037	Ba2	3,135,000	2,700,981
Illinois Finance Authority - Illinois Institute of Technology	4.00%	9/1/2039	Ba2	4,295,000	3,586,954
Illinois Finance Authority - Illinois Institute of Technology	5.00%	9/1/2040	Ba2	2,020,000	1,896,126
Illinois Finance Authority - University of Chicago	5.25%	5/15/2048	Aa2	7,500,000	8,277,349
Illinois Finance Authority - University of Chicago	5.25%	5/15/2054	Aa2	18,850,000	20,570,539
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2038	BBB+	2,730,000	2,860,733
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2039	BBB+	2,870,000	2,999,747
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2040	BBB+	3,535,000	3,678,813
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2047	BBB+	1,800,000	1,838,448
Louisiana Public Facilities Authority - Loyola University New Orleans	5.25%	10/1/2053	Baa1	21,000,000	21,915,407
Louisiana Public Facilities Authority - Tulane University	4.00%	4/1/2050	A+	11,540,000	11,188,436
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2032	Baa3	3,750,000	3,842,907
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2033	Baa3	1,250,000	1,280,145
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2034	Baa3	1,600,000	1,636,902
Massachusetts Development Finance Agency - Trustees of Boston University	5.00%	10/1/2048	AA-	4,650,000	5,036,721

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Lipscomb University Obligated Group TN	5.25%		10/1/2058	BBB-	$6,065,000	$6,123,673
Miami-Dade County Educational Facilities Authority - University of Miami FL	5.00%		4/1/2053	A2	5,000,000	5,137,912
Middlesex County Improvement Authority NJ(c)	5.00%		8/15/2053	Aa3	15,000,000	16,174,157
Montebello Unified School District CA GO (AGM)	5.50%		8/1/2047	AA	6,500,000	7,053,033
New Jersey Educational Facilities Authority	5.25%		9/1/2053	A2	2,100,000	2,262,310
New York State Dormitory Authority - Cornell University	5.50%		7/1/2054	Aa1	22,500,000	25,665,217
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%		7/1/2040	A-	5,000,000	5,018,799
New York State Dormitory Authority - New School	4.00%		7/1/2052	A3	7,870,000	7,389,758
New York State Dormitory Authority - New York Institute of Technology NY	5.25%		7/1/2049	BBB	1,300,000	1,399,718
New York State Dormitory Authority - New York Institute of Technology NY	5.25%		7/1/2054	BBB	1,900,000	2,028,540
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2042	BBB-	3,720,000	3,800,587
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2050	BBB-	8,000,000	8,033,356
Ohio Higher Educational Facility Commission(c)	5.25%		10/1/2053	AA-	11,500,000	12,566,992
Ohio Higher Educational Facility Commission - Oberlin College	5.25%		10/1/2053	AA-	2,680,000	2,928,655
Onondaga County Trust for Cultural Resources - Syracuse University NY	5.00%		12/1/2043	AA-	8,000,000	8,458,557
Philadelphia Authority for Industrial Development - Thomas Jefferson University Obligated PA	4.70%	#(a)	9/1/2050	A	5,475,000	5,475,000
Public Finance Authority - Wingate University WI	5.25%		10/1/2038	BBB-	2,220,000	2,197,458
Public Finance Authority - Wingate University WI	5.25%		10/1/2043	BBB-	1,000,000	964,218
Rhode Island Health & Educational Building Corp. - Providence College	5.00%		11/1/2053	A	12,975,000	13,761,869
Shaker Heights City School District OH	5.25%		12/15/2059	AA	7,380,000	8,127,362

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Town of Davie - Nova Southeastern University Inc FL	5.00%		4/1/2048	A-	$3,000,000	$3,072,642
University of Connecticut	5.25%		11/15/2047	Aa3	8,080,000	8,444,163
University of Illinois (AGM)	4.00%		4/1/2038	AA	4,965,000	4,934,594
University of North Carolina at Wilmington	5.00%		6/1/2037	A1	7,055,000	7,125,287
Vermont Educational & Health Buildings Financing Agency - President & Fellows of Middlebury College	4.00%		11/1/2050	AA	4,625,000	4,573,800
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.125%		7/1/2053	BBB	2,500,000	2,744,298
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.375%		7/1/2063	BBB	2,000,000	2,203,674
West Virginia Economic Development Authority - Wheeling Power Co AMT	3.00%	#(a)	6/1/2037	BBB+	2,800,000	2,728,589
Total						388,059,364

Electric Revenue Bonds 0.37%
City of San Antonio TX Electric & Gas Systems Revenue(c)	5.00%		2/1/2054	Aa2	15,000,000	16,129,046

Energy 0.87%
Main Street Natural Gas, Inc. GA	5.00%		5/15/2038	A1	3,745,000	3,958,097
New Mexico Municipal Energy Acquisition Authority	5.00%	#(a)	11/1/2039	Aa1	10,000,000	10,095,388
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	23,635,000	24,105,694
Total						38,159,179

Financial Services 0.12%
Massachusetts Educational Financing Authority AMT	4.125%		7/1/2046	BBB	5,755,000	5,166,720

General Obligation 15.33%
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1	7,500,000	7,918,297
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	41,700,000	43,969,777
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2049	Aa3	9,600,000	10,614,646
Chicago Board of Education IL GO	4.00%		12/1/2040	BB+	2,600,000	2,436,072
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	5,000,000	4,637,195

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	$2,000,000	$2,074,707
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	2,070,000	2,148,387
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,000,000	1,034,962
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	1,250,000	1,300,334
Chicago Board of Education IL GO	5.00%		12/1/2047	BB+	4,435,000	4,478,596
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	3,750,000	4,108,908
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	4,875,000	5,372,041
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	1,100,000	1,143,592
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	1,200,000	1,293,148
City of Chicago IL GO	5.00%		1/1/2026	BBB+	6,145,000	6,249,837
City of Chicago IL GO	5.50%		1/1/2034	BBB+	2,400,000	2,415,147
City of Chicago IL GO	5.50%		1/1/2037	BBB+	3,245,000	3,260,141
City of Chicago IL GO	5.50%		1/1/2039	BBB+	2,125,000	2,313,513
City of Chicago IL GO	5.50%		1/1/2040	BBB+	2,500,000	2,507,003
City of Chicago IL GO	5.50%		1/1/2042	BBB+	5,000,000	5,011,246
City of Chicago IL GO	5.50%		1/1/2049	BBB+	18,285,000	18,909,265
City of Chicago IL GO	6.00%		1/1/2038	BBB+	19,430,000	20,219,239
City of New York NY GO	5.00%		8/1/2051	AA	7,275,000	7,851,157
City of New York NY GO	5.25%		9/1/2043	AA	6,500,000	7,236,075
City of New York NY GO	5.25%		4/1/2054	AA	8,500,000	9,389,207
City of New York NY GO	5.50%		5/1/2046	AA	2,675,000	2,994,733
City of New York NY GO TCRS (BAM)	3.00%		3/1/2051	AA	5,000,000	3,849,101
City of Philadelphia PA GO	5.00%		8/1/2036	A1	8,990,000	9,350,751
City of Philadelphia PA GO	5.00%		8/1/2037	A1	3,250,000	3,361,278
Commonwealth of Massachusetts GO	5.00%		1/1/2054	AA+	7,740,000	8,336,473
Commonwealth of Pennsylvania GO	4.00%		3/1/2037	Aa3	4,255,000	4,313,505
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	1,633,589	1,002,615
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	5,201,407	5,022,091
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	15,000,000	13,627,410
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	2,576,932	2,599,243
County of Anne Arundel MD GO	3.00%		10/1/2044	AAA	7,415,000	6,170,190
County of Cook IL GO	5.00%		11/15/2030	A+	1,000,000	1,032,490
County of Cook IL GO	5.00%		11/15/2035	A+	1,000,000	1,024,699
County of Luzerne PA GO (AGM)	5.00%		11/15/2029	AA	4,215,000	4,271,027
County of Pasco - State of Florida Cigarette Tax Revenue (AGM)	5.75%		9/1/2054	AA	4,770,000	5,351,426
Forney Independent School District TX GO (PSF-GTD)	3.00%		2/15/2045	AAA	6,050,000	4,781,143

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Grant County Public Hospital District No. 1 WA GO	5.125%		12/1/2048	Baa2	$5,000,000	$5,073,033
Hudson Yards Infrastructure Corp. NY	4.00%		2/15/2044	AA	9,400,000	9,310,625
Irvine Unified School District - Community Facilities District No 01-1 CA Special Tax (BAM)	5.00%		9/1/2056	AA	500,000	513,415
King County Public Hospital District No. 4 WA GO	5.00%		12/1/2038	NR	5,000,000	5,002,991
Louisiana Stadium & Exposition District	5.00%		7/1/2048	A2	4,750,000	5,054,766
Louisiana Stadium & Exposition District	5.25%		7/1/2053	A2	15,715,000	16,968,975
Main Street Natural Gas, Inc. GA	5.00%		5/15/2027	A1	4,500,000	4,568,148
Main Street Natural Gas, Inc. GA	5.00%		5/15/2029	A1	2,940,000	3,013,103
Main Street Natural Gas, Inc. GA	5.00%	#(a)	6/1/2053	A3	25,965,000	27,461,649
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	2,000,000	2,182,983
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	3,980,000	4,331,054
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	AA	4,000,000	4,333,664
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	AA	5,000,000	5,400,792
Metropolitan Pier & Exposition Authority IL	4.00%		6/15/2050	A	25,900,000	24,244,151
Metropolitan Pier & Exposition Authority IL (AGM)	4.00%		6/15/2050	AA	6,000,000	5,678,527
New Jersey Economic Development Authority - New Jersey Transit Corp	5.25%		11/1/2047	A2	11,050,000	12,001,626
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2029	A2	15,365,000	12,555,287
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2048	A2	5,000,000	5,337,627
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%		6/15/2041	A2	6,250,000	6,998,102
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%		6/15/2042	A2	2,000,000	2,230,621
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		2/1/2044	AAA	15,000,000	16,410,900

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2045	AAA	$7,500,000	$8,520,201
New York State Thruway Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	14,435,000	11,521,910
New York State Thruway Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	7,085,000	5,514,713
New York State Thruway Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2051	AA+	4,110,000	3,152,687
New York State Urban Development Corp. - State of New York Sales Tax Revenue	3.00%	3/15/2049	Aa1	4,970,000	3,868,472
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	6.00%	6/30/2061	Baa2	30,325,000	33,306,035
San Bernardino Community College District CA GO	Zero Coupon	8/1/2044	Aa1	7,750,000	3,252,201
San Francisco Bay Area Rapid Transit District Sales Tax Revenue CA	3.00%	7/1/2044	AA+	6,505,000	5,410,592
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2042	A+	4,000,000	4,119,119
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2037	A1	1,200,000	1,214,563
Southwest Local School District/Hamilton County OH GO (SD CRED PROG)	4.00%	1/15/2055	Aa1	7,000,000	6,741,313
St. Louis County Reorganized School District No. R-6 MO GO	3.35%	2/1/2037	AAA	6,350,000	5,936,141
St. Louis County Reorganized School District No. R-6 MO GO	3.40%	2/1/2038	AAA	6,150,000	5,722,633
State of California GO	5.00%	8/1/2038	Aa2	3,700,000	3,800,631
State of California GO	5.25%	8/1/2032	Aa2	7,500,000	7,646,613
State of California GO	5.25%	10/1/2050	Aa2	7,500,000	8,453,653
State of Connecticut GO	3.00%	1/15/2034	AA-	7,475,000	6,983,274
State of Connecticut GO	4.00%	6/15/2037	AA-	975,000	978,167
State of Connecticut GO	5.00%	6/15/2038	AA-	1,000,000	1,052,223
State of Connecticut GO	5.00%	4/15/2039	AA-	1,650,000	1,760,060
State of Illinois GO	4.00%	11/1/2037	A-	6,810,000	6,739,892
State of Illinois GO	5.00%	1/1/2035	A-	6,200,000	6,287,360

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of Illinois GO	5.00%	12/1/2035	A-	$2,145,000	$2,224,768
State of Illinois GO	5.00%	5/1/2038	A-	4,515,000	4,693,886
State of Illinois GO	5.00%	1/1/2041	A-	3,580,000	3,613,141
State of Illinois GO	5.00%	5/1/2043	A-	3,000,000	3,082,452
State of Illinois GO	5.25%	5/1/2045	A-	2,500,000	2,733,696
State of Illinois GO	5.25%	5/1/2047	A-	1,500,000	1,628,448
State of Illinois GO	5.25%	5/1/2048	A-	1,500,000	1,623,695
State of Illinois GO	5.25%	5/1/2049	A-	1,750,000	1,889,859
State of Illinois GO	5.50%	5/1/2039	A-	8,250,000	9,036,034
State of Illinois GO	5.50%	10/1/2039	A-	6,000,000	6,762,274
State of Illinois GO	5.50%	3/1/2042	A-	5,250,000	5,814,515
State of Illinois GO	5.50%	3/1/2047	A-	10,950,000	11,910,769
State of Illinois GO	5.50%	5/1/2047	A-	11,165,000	12,157,047
State of Illinois GO	5.75%	5/1/2045	A-	2,600,000	2,825,272
Tuscaloosa City Board of Education AL	5.00%	8/1/2046	AA-	5,000,000	5,174,556
Union County Utilities Authority - Covanta Union LLC NJ GTD AMT	4.75%	12/1/2031	AA+	3,855,000	3,854,860
Washington & Multnomah Counties School District No. 48J Beaverton OR GO (SCH BD GTY)	5.00%	6/15/2036	AA+	8,000,000	8,310,786
Washington State Convention Center Public Facilities District	5.00%	7/1/2048	Baa1	7,000,000	7,183,838
Washington Township Health Care District CA GO	5.50%	8/1/2053	AA	2,000,000	2,230,227
Wilkes-Barre Area School District PA GO (BAM), (ST AID WITHHLDG)	5.00%	4/15/2059	AA	2,500,000	2,566,556
Total					674,951,838

Health Care 14.62%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB	3,000,000	2,950,012
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2046	BBB	2,615,000	2,522,361
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB	2,700,000	2,867,310
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2054	BBB	3,250,000	3,441,509

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Berks County Industrial Development Authority - Tower Health Obligated Group PA	4.00%		11/1/2038	CC	$5,000,000	$3,150,000
Berks County Industrial Development Authority - Tower Health Obligated Group PA	5.00%		11/1/2036	CC	5,000,000	3,150,000
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	#(a)	2/1/2040	CC	2,680,000	1,996,600
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	#(a)	2/1/2040	CC	605,000	381,150
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%		11/1/2044	CC	10,055,000	6,334,650
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2045	BB	2,000,000	1,806,104
California Health Facilities Financing Authority - Children’s Hospital Los Angeles Obligated Group	5.00%		8/15/2047	BBB	3,025,000	3,078,892
California Health Facilities Financing Authority - City of Hope Obligated Group	4.00%		11/15/2045	A	7,050,000	6,825,794
California Municipal Finance Authority - Community Hospitals of Central California Obligated Group	5.00%		2/1/2047	A3	6,940,000	6,984,617
California Municipal Finance Authority (AGM)	4.00%		2/1/2051	AA	8,900,000	8,492,251
California Statewide Communities Development Authority - Eskaton Properties Inc Obligated Group	5.25%		11/15/2034	BBB-	1,790,000	1,790,529
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%		12/1/2043	BB	4,510,000	4,648,955
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.50%		12/1/2054	BB	6,875,000	6,895,563
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.50%		12/1/2058	BB	3,375,000	3,459,963
City of Colby KS - Citizens Medical Center Inc	5.50%		7/1/2026	NR	7,400,000	7,395,937
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%		11/15/2049	BBB+	9,650,000	9,702,761
City of Seneca - Nemaha Valley Community Hospital KS	5.00%		9/1/2025	NR	4,000,000	4,007,938

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
City of Tampa - H Lee Moffitt Cancer Center & Research Institute Obligated Group FL	4.00%	7/1/2045	A	$7,400,000	$7,099,065
Colorado Health Facilities Authority - CommonSpirit Health Obligated Group	5.00%	8/1/2044	A-	3,000,000	3,090,406
Colorado Health Facilities Authority - CommonSpirit Health Obligated Group	5.50%	11/1/2047	A-	4,390,000	4,812,020
Columbia County Hospital Authority - WellStar Health System Obligated Group GA	5.75%	4/1/2053	A+	2,670,000	2,985,674
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	4.00%	7/1/2041	BBB	10,920,000	10,363,918
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	4.00%	7/1/2049	BBB	6,875,000	6,239,100
County of Cuyahoga - MetroHealth System OH	5.50%	2/15/2052	BBB	8,925,000	9,087,624
County of Cuyahoga - MetroHealth System OH	5.50%	2/15/2057	BBB	5,250,000	5,341,011
County of Montgomery - Premier Health Partners Obligated Group OH	4.00%	11/15/2042	Baa1	10,800,000	10,035,545
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%	2/15/2044	BB+	2,650,000	2,498,085
County of Warren - Bowling Green-Warren County Community Hospital Corp KY	5.25%	4/1/2049	AA-	8,610,000	9,349,428
County of Warren - Bowling Green-Warren County Community Hospital Corp KY	5.25%	4/1/2054	AA-	8,000,000	8,635,130
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR	950,000	959,237
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR	1,115,000	1,121,063
Cumberland County Municipal Authority - Penn State Health Obligated Group PA	3.00%	11/1/2038	A	4,315,000	3,745,581
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB	700,000	700,261
Duluth Economic Development Authority - Essentia Health Obligated Group MN	5.25%	2/15/2053	A-	2,870,000	2,938,677
Duluth Economic Development Authority - Essentia Health Obligated Group MN	5.25%	2/15/2058	A-	21,000,000	21,487,357

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Duluth Economic Development Authority - St Luke’s Hospital of Duluth Obligated MN	5.25%	6/15/2052	AA-	$5,000,000	$5,404,400
Genesee County Funding Corp. - Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+	4,000,000	4,145,605
Greenville Health System - Prisma Health Obligated Group SC	5.00%	5/1/2034	A	3,970,000	3,970,824
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple University Health Obligated Group PA	5.00%	7/1/2032	BBB	1,000,000	1,013,502
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple University Health Obligated Group PA	5.00%	7/1/2033	BBB	2,950,000	2,989,565
Illinois Finance Authority - University of Chicago Medical Center Obligated Group	5.00%	8/15/2052	AA-	15,000,000	15,595,323
Isle of Weight County Economic Development Authority - Riverside Healthcare Association Obligated Group VA (AGM)	5.25%	7/1/2048	AA	3,000,000	3,248,362
Isle of Weight County Economic Development Authority - Riverside Healthcare Association Obligated Group VA (AGM)	5.25%	7/1/2053	AA	6,000,000	6,483,443
Lee Memorial Health System Obligated Group FL	4.00%	4/1/2049	A+	5,500,000	5,198,944
Louisville/Jefferson County Metropolitan Government - Norton Healthcare Obligated Group KY	5.00%	10/1/2041	A	3,200,000	3,433,420
Maryland Health & Higher Educational Facilities Authority - Adventist Healthcare Obligated Group	5.00%	1/1/2036	Baa3	3,290,000	3,439,146
Maryland Health & Higher Educational Facilities Authority - Adventist Healthcare Obligated Group	5.50%	1/1/2046	Baa3	17,615,000	17,866,755
Maryland Health & Higher Educational Facilities Authority - Doctors Hospital Inc Obligated Group	5.00%	7/1/2038	A3	7,080,000	7,157,380
Maryland Health & Higher Educational Facilities Authority - Mercy Medical Center Obligated Group	5.00%	7/1/2036	A-	1,320,000	1,342,636
Maryland Health & Higher Educational Facilities Authority - Mercy Medical Center Obligated Group	5.00%	7/1/2038	A-	2,250,000	2,278,768

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2031	BBB	$1,980,000	$2,025,653
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2035	BBB	5,115,000	5,202,007
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.25%	7/1/2048	BBB	2,600,000	2,787,011
Massachusetts Development Finance Agency - Mass General Brigham Inc	5.00%	7/1/2054	AA-	11,000,000	11,722,396
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2035	BBB-	2,000,000	1,873,382
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	5,380,000	4,760,860
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2039	BBB-	3,360,000	3,370,777
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	1,600,000	1,596,001
Michigan Finance Authority Provident Group - HFH Energy LLC	5.50%	2/28/2049	A3	3,100,000	3,416,591
Michigan Finance Authority Provident Group - HFH Energy LLC	5.50%	2/28/2057	A3	2,200,000	2,407,423
Michigan State Hospital Finance Authority - Ascension Health Credit Group	5.00%	11/15/2047	AA+	4,000,000	4,166,517
Minnesota Agricultural & Economic Development Board - HealthPartners Obligated Group	5.25%	1/1/2054	A	12,900,000	13,924,087
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	10,000,000	9,969,009
Montana Facility Finance Authority - Kalispell Regional Medical Center Obligated Group	5.00%	7/1/2043	A	4,000,000	4,031,046
Montana Facility Finance Authority - Kalispell Regional Medical Center Obligated Group	5.00%	7/1/2048	A	5,760,000	5,789,257
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.00%	9/1/2049	A	3,960,000	3,686,177

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2029	A-		$1,000,000	$1,000,545
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2030	A-		580,000	580,305
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2031	A-		1,620,000	1,620,801
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2034	A-		1,100,000	1,100,411
Nebraska Educational Health Cultural & Social Services Finance Authority - Immanuel Retirement Communities Obligated Group	4.00%	1/1/2044	AA	(d)	3,500,000	3,370,302
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%	12/15/2033	NR		2,500,000	2,556,244
New Hampshire Business Finance Authority - NFA UH SPV LLC†	6.25%	12/15/2038	NR		2,565,000	2,650,260
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-		8,110,000	7,288,877
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	BB		1,300,000	1,237,761
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2040	BB		1,300,000	1,254,670
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2036	BBB-		1,450,000	1,418,397
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2038	BBB-		4,725,000	4,546,699
New York State Dormitory Authority - Montefiore Obligated Group	5.00%	8/1/2028	BBB-		3,055,000	3,102,679
New York State Dormitory Authority - Northwell Health Obligated Group	5.00%	5/1/2037	A-		7,450,000	7,491,360
New York State Dormitory Authority - Northwell Health Obligated Group	5.00%	5/1/2052	A-		8,085,000	8,484,554
New York State Dormitory Authority - Northwell Health Obligated Group(c)	5.00%	5/1/2052	A-		33,500,000	35,147,015

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-	$1,500,000	$1,246,685
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2052	BB-	10,015,000	10,303,839
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2057	BB-	10,000,000	10,263,581
Oregon Health & Science University - Oregon Health & Science University Obligated Group	4.00%	7/1/2051	AA-	6,580,000	6,273,227
Oregon State Facilities Authority - Providence St Joseph Health Obligated Group	5.00%	10/1/2045	A	7,000,000	7,044,912
Palm Beach County Health Facilities Authority - Baptist Health South Obligated Group FL	4.00%	8/15/2049	AA-	6,765,000	6,184,581
Palomar Health Obligated Group CA	5.00%	11/1/2036	BB+	11,025,000	10,608,517
Palomar Health Obligated Group CA	5.00%	11/1/2039	BB+	8,240,000	7,849,368
Pennsylvania Economic Development Financing Authority - UPMC Obligated Group	4.00%	5/15/2048	A	3,500,000	3,355,901
Public Finance Authority - Moses H Cone Memorial Hospital Obligated Group WI	5.00%	10/1/2052	AA-	8,750,000	9,236,601
Public Finance Authority - Proton International Alabama LLC WI†(b)	6.85%	10/1/2047	NR	1,410,000	141,000
Rhode Island Health & Educational Building Corp. - Lifespan Obligated Group	5.25%	5/15/2049	BBB+	1,825,000	1,946,801
Rhode Island Health & Educational Building Corp. - Lifespan Obligated Group	5.25%	5/15/2054	BBB+	4,500,000	4,778,856
Roanoke Economic Development Authority - Carilion Clinic Obligated Group	3.00%	7/1/2045	AA-	20,740,000	17,046,384
Skagit County Public Hospital District No. 1 WA	5.50%	12/1/2054	Baa3	3,590,000	3,821,479
South Broward Hospital District Obligated Group FL TCRS (BAM)	3.00%	5/1/2051	AA	5,150,000	4,012,546
South Carolina Jobs-Economic Development Authority - Bon Secours Mercy Health Inc	5.00%	12/1/2046	A+	8,000,000	8,333,336
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.50%	11/1/2046	A+	9,500,000	10,742,878

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.50%		11/1/2054	A+		$11,465,000	$12,736,657
State of Ohio - Premier Health Partners Obligated	4.00%		11/15/2039	Baa1		2,640,000	2,458,492
Tarrant County Cultural Education Facilities Finance Corp TX(c)	5.00%		7/1/2053	A1		9,550,000	9,882,634
Vermont Educational & Health Buildings Financing Agency - University of Vermont Health Network Obligated Group	5.00%		12/1/2035	A		4,500,000	4,573,377
Washington Health Care Facilities Authority - Overlake Hospital Medical Center Obligated Group	5.00%		7/1/2038	BBB+		4,000,000	4,000,519
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%		9/1/2048	BBB+		2,060,000	2,341,477
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%		9/1/2053	BBB+		3,250,000	3,668,066
Westchester County Health Care Corp Obligated Group NY	6.00%		11/1/2030	BBB-		100,000	100,130
Westchester County Health Care Corp Obligated Group NY	6.125%		11/1/2037	BBB-		30,000	30,074
Westchester County Health Care Corp Obligated Group NY	6.25%		11/1/2052	BBB-		1,280,000	1,444,895
Westchester County Health Care Corp Obligated Group NY (AGM)	5.00%		11/1/2051	AA		2,750,000	2,887,211
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%		11/1/2048	AA		1,750,000	1,944,886
Wisconsin Health & Educational Facilities Authority - Ascension Health Credit Group	4.00%		11/15/2046	AA+		8,000,000	7,580,420
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group(e)	5.50%		2/15/2054	BBB		4,750,000	5,053,876
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.73%	#(a)	2/15/2053	BBB		10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group (BAM)(e)	5.25%		2/15/2054	BBB	(d)	1,250,000	1,333,932
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%		2/1/2048	Ba2		840,000	828,360
Total							643,574,723

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 2.60%
California Municipal Finance Authority - Bowles Hall Foundation	5.00%	6/1/2050	Baa3	$1,410,000	$1,415,627
California Municipal Finance Authority - Caritas Affordable Housing Inc	5.25%	8/15/2039	A-	650,000	650,780
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2039	Baa3	1,000,000	1,025,457
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2041	Baa3	1,000,000	1,018,644
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2048	Baa3	1,350,000	1,352,037
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2053	Baa3	1,745,000	1,737,638
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2058	Baa3	1,750,000	1,722,709
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR	5,000,000	4,196,048
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%	8/1/2056	NR	4,500,000	3,445,231
Delaware State Housing Authority (FHLMC) (FNMA) (GNMA)	6.00%	1/1/2055	Aa1	8,400,000	9,185,848
FHLMC Multifamily VRD Certificates OT	4.60%	12/15/2044	AA+	5,380,000	5,381,110
Florida Housing Finance Corp. (FHLMC) (FNMA) (GNMA)	6.25%	7/1/2055	Aaa	5,000,000	5,544,717
Indiana Finance Authority - CHF-Tippecanoe LLC	5.00%	6/1/2053	BBB-	1,350,000	1,386,377
Indiana Finance Authority - CHF-Tippecanoe LLC	5.125%	6/1/2058	BBB-	1,700,000	1,748,795
Indiana Finance Authority - CHF-Tippecanoe LLC	5.375%	6/1/2064	BBB-	4,460,000	4,635,466
Industrial Development Authority of the City of Phoenix Arizona - Downtown Phoenix Student Housing LLC AZ	5.00%	7/1/2037	Baa3	1,000,000	1,029,044
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.25%	7/1/2049	AA	2,700,000	2,894,294

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.50%	7/1/2054	AA	$1,150,000	$1,251,538
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.50%	7/1/2059	AA	2,000,000	2,167,273
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%	7/1/2054	AA	2,000,000	2,111,947
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%	7/1/2059	AA	1,000,000	1,048,386
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-	2,000,000	2,178,009
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-	5,000,000	5,521,758
New Hampshire Business Finance Authority	4.00%	10/20/2036	BBB	10,752,810	10,364,710
New Hampshire Business Finance Authority	4.25%	7/20/2041	A2	6,482,743	6,348,574
New Hampshire Business Finance Authority	4.375%	9/20/2036	BBB	5,359,036	5,330,336
New York State Dormitory Authority - State University of New York Dormitory Facilities Revenue	3.00%	7/1/2045	Aa3	5,037,000	3,969,530
Public Finance Authority - CHF- Manoa LLC WI†	5.50%	7/1/2043	BBB-	4,500,000	4,884,039
Public Finance Authority - CHF-Manoa LLC WI†	5.75%	7/1/2053	BBB-	6,285,000	6,794,873
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%	7/1/2034	BBB-	1,000,000	997,348
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%	7/1/2039	BBB-	1,500,000	1,489,113
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%	7/1/2046	BBB-	1,000,000	966,882
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.00%	7/1/2054	BBB-	2,500,000	2,566,080
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2044	BBB-	1,350,000	1,471,343
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2049	BBB-	1,000,000	1,073,288
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2059	BBB-	5,135,000	5,474,047
Total					114,378,896

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 2.23%
Illinois Sports Facilities Authority (AGM)	5.00%	6/15/2027	AA	$3,500,000	$3,510,917
Indiana Finance Authority - Marion County Capital Improvement Board	5.25%	2/1/2032	AA+	5,000,000	5,085,050
Kentucky Bond Development Corp.	4.00%	9/1/2048	A+	6,645,000	6,316,105
New Jersey Economic Development Authority - New Jersey Transit Corp	5.00%	11/1/2044	A2	5,500,000	5,749,111
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-	9,000,000	9,006,727
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%	6/15/2043	A2	4,500,000	4,662,618
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2036	A2	1,285,000	1,334,581
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2041	A2	5,050,000	5,272,449
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2042	A2	4,930,000	5,195,831
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2047	A2	6,050,000	6,173,374
New Jersey Educational Facilities Authority - State of New Jersey Department of the Treasury	4.00%	9/1/2029	A2	5,445,000	5,447,799
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2028	A2	10,000,000	8,481,044
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2031	A2	1,935,000	1,463,330
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2037	A2	3,390,000	2,010,368
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2030	A+	3,000,000	3,073,269
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2031	A+	2,400,000	2,456,344
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2035	A2	4,200,000	4,433,613
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2036	A2	3,500,000	3,685,367
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2046	A2	14,595,000	15,025,351
Total					98,383,248

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Multi-Family Housing 0.21%
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3	$6,996,620	$6,513,067
New York City Housing Development Corp. NY	2.40%		11/1/2046	AA+	3,800,000	2,610,901
Total						9,123,968

Other Revenue 3.41%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	4,125,000	4,127,803
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%		8/1/2048	BBB-	1,650,000	1,660,296
City of Miami Beach Parking Revenue FL (BAM)	5.00%		9/1/2040	AA	2,000,000	2,011,830
Clifton Higher Education Finance Corp. - IDEA Public Schools TX	6.00%		8/15/2043	A-	1,000,000	1,002,532
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	6.125%		8/15/2048	Baa3	9,775,000	9,935,757
Commonwealth of Puerto Rico GO	5.069%	#(a)	11/1/2051	NR	4,972,687	3,139,009
County of Broward FL Convention Center Hotel Revenue(c)	5.50%		1/1/2055	AA	31,540,000	34,564,021
District of Columbia - Friendship Public Charter School Inc	5.00%		6/1/2041	BBB	2,080,000	2,093,139
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2034	AA	1,000,000	1,051,408
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2035	AA	1,000,000	1,050,042
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2037	AA	1,160,000	1,207,544
Illinois Finance Authority - Noble Network of Charter Schools	6.125%		9/1/2039	BBB	6,000,000	6,006,778
Indianapolis Local Public Improvement Bond Bank	5.00%		2/1/2031	AA-	7,120,000	7,122,493
Long Beach Bond Finance Authority CA	5.191% (3 Mo. LIBOR * .67 + 1.45%	)#	11/15/2027	A1	9,000,000	9,102,374
Main Street Natural Gas, Inc. GA	5.00%		5/15/2037	A1	2,990,000	3,177,580
Main Street Natural Gas, Inc. GA	5.00%		5/15/2043	A1	3,250,000	3,332,479
Michigan Finance Authority - Bradford Academy	4.30%		9/1/2030	NR	260,000	242,175
Michigan Finance Authority - Bradford Academy	4.80%		9/1/2040	NR	565,000	488,555
Michigan Finance Authority - Bradford Academy	5.00%		9/1/2050	NR	925,000	763,522
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	1,820,000	1,919,843

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
New Jersey Economic Development Authority - Friends of TEAM Academy Charter School Obligated Group	6.00%		10/1/2043	BBB	$3,500,000	$3,503,219
New Jersey Economic Development Authority - New Jersey Transit Corp	5.00%		11/1/2052	A2	11,375,000	12,027,141
Ridley School District PA (AGM), (ST AID WITHHLDG)	5.00%		11/15/2050	AA	5,000,000	5,281,752
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		5/15/2054	AA+	20,000,000	22,183,140
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	10,000,000	9,890,537
Washington State Convention Center Public Facilities District	4.00%		7/1/2048	BBB-	3,745,000	3,421,190
Total						150,306,159

Power 0.06%
Chesapeake Economic Development Authority - Virginia Electric and Power Co	3.65%	#(a)	2/1/2032	A2	2,500,000	2,499,131

Pre-Refunded 0.02%
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%		9/1/2038	A1	995,000	1,005,845

Single-Family Housing 0.18%
Pennsylvania Housing Finance Agency	5.00%		10/1/2050	AA+	7,725,000	7,966,392

Special Tax 1.48%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	1,845,000	1,877,509
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	3,115,000	3,105,904
City of Irvine CA Special Tax	5.00%		9/1/2044	NR	500,000	501,158
Gramercy Farms Community Development District FL~	Zero Coupon		5/1/2039	NR	2,375,000	1,235,000
Gramercy Farms Community Development District FL(b)	5.25%		5/1/2039	NR	1,340,000	214	(f)
Industrial Development Authority of the City of St. Louis Missouri	4.75%		11/15/2047	NR	3,000,000	2,312,607
Inland Valley Development Agency CA Tax Allocation	5.25%		9/1/2037	A+	4,875,000	4,883,774

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Irvine Facilities Financing Authority - City of Irvine Community Facilities District No 2013-3 CA Special Tax (BAM)	5.25%	9/1/2053	AA	$8,000,000	$8,957,979
New Jersey Economic Development Authority - NJ Metromall Urban Renewal Inc	6.50%	4/1/2028	Baa2	1,634,245	1,642,846
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2046	AA	8,955,000	6,982,369
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2030	AA	1,500,000	1,503,173
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2031	AA	1,400,000	1,402,953
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	2,500,000	2,709,260
Riverside County Redevelopment Successor Agency CA Tax Allocation	8.50%	10/1/2041	A	11,195,000	12,460,183
State of Connecticut Special Tax Revenue	5.00%	8/1/2034	AA	3,600,000	3,648,946
State of Connecticut Special Tax Revenue	5.00%	1/1/2037	AA	7,000,000	7,351,121
State of Connecticut Special Tax Revenue	5.00%	1/1/2038	AA	4,250,000	4,454,034
Stone Canyon Community Improvement District MO(b)	5.70%	4/1/2022	NR	1,000,000	90,000
Stone Canyon Community Improvement District MO(b)	5.75%	4/1/2027	NR	1,300,000	117,000
Total					65,236,030

Tax Revenue 4.59%
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2039	BBB+	3,300,000	3,307,047
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2044	BBB+	3,950,000	3,954,765
Chicago Transit Authority Sales Tax Receipts Fund IL	4.00%	12/1/2050	A+	13,615,000	12,588,633
Chicago Transit Authority Sales Tax Receipts Fund IL	5.25%	12/1/2049	AA	13,245,000	13,276,294
City of Sparks NV†	2.75%	6/15/2028	Baa2	455,000	435,183
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	8/1/2042	AA	1,250,000	1,358,975

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	$3,750,000	$3,809,799
County of Miami-Dade Transit System FL	5.00%	7/1/2051	AA	12,405,000	13,122,302
Lower Colorado River Authority - LCRA Transmission Services Corp TX	6.00%	5/15/2052	A	1,700,000	1,909,241
Metropolitan Pier & Exposition Authority IL	4.00%	6/15/2052	A	7,210,000	6,682,608
Metropolitan Pier & Exposition Authority IL	5.00%	6/15/2050	A	4,365,000	4,512,908
Metropolitan Pier & Exposition Authority IL	5.50%	6/15/2053	A	4,415,000	4,470,392
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2030	A	10,535,000	8,108,108
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	6/15/2033	A	15,000,000	10,431,845
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2036	A	10,000,000	5,981,536
Metropolitan Pier & Exposition Authority IL TCRS (BAM)	5.00%	6/15/2053	AA	915,000	934,072
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2042	Aa1	5,000,000	4,211,906
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	Aa1	2,480,000	1,914,341
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	5,000,000	3,834,783
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2046	AA+	2,455,000	2,657,604
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2047	AA+	5,775,000	4,560,411
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	9,590,000	7,486,620
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	6,495,000	5,037,017
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	7,620,000	5,865,912

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2029	NR	$1,271,000	$1,050,360
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	2,122,000	1,614,084
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	2,549,000	1,776,851
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2051	NR	2,523,000	593,640
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	11,598,000	11,481,789
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	5,253,000	5,200,365
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	39,000	37,315
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	12,847,000	12,719,194
San Leandro Unified School District CA GO	5.25%		8/1/2048	AA-	10,500,000	11,657,696
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2052	AA+	10,335,000	11,361,467
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2057	AA+	2,500,000	2,724,773
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2062	AA+	10,655,000	11,573,457
Total						202,243,293

Taxable Revenue - Water & Sewer 1.25%
City of Chicago IL Waterworks Revenue(c)	5.50%		11/1/2062	AA	20,300,000	22,216,210
County of Miami-Dade Water & Sewer System Revenue FL	5.25%		10/1/2054	AA	2,960,000	3,269,653
New Jersey Economic Development Authority - New Jersey-American Water Co Inc AMT	3.75%	#(a)	11/1/2034	A+	4,000,000	3,948,604
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2054	AA+	12,500,000	13,852,494
Oklahoma City Water Utilities Trust	5.25%		7/1/2064	AAA	7,500,000	8,327,722
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2048	AA	3,000,000	3,211,838
Total						54,826,521

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco 2.07%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR		$44,815,000	$41,375,274
Golden State Tobacco Securitization Corp. CA	5.00%	6/1/2051	BBB+		8,900,000	9,226,498
Michigan Finance Authority Tobacco Settlement Revenue	4.00%	6/1/2049	BBB+		4,000,000	3,631,122
Michigan Finance Authority Tobacco Settlement Revenue	5.00%	6/1/2049	BBB+		2,445,000	2,500,078
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR		20,000,000	1,256,152
Tobacco Securitization Authority of Northern California - Sacramento County Tobacco Securitization Corp	4.00%	6/1/2049	BBB+		2,850,000	2,678,419
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	5.00%	6/1/2048	BBB+		8,900,000	9,137,207
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB+		3,415,000	3,489,089
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+		4,305,000	4,452,386
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		7,540,000	7,070,533
TSASC, Inc. NY	5.00%	6/1/2035	A-		1,390,000	1,436,493
TSASC, Inc. NY	5.00%	6/1/2048	NR		5,550,000	4,939,848
Total						91,193,099

Transportation 21.84%
Alameda Corridor Transportation Authority CA (AGM)	Zero Coupon	10/1/2051	AA		5,000,000	2,772,631
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2034	AA		3,650,000	3,761,939
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AGM) AMT	4.375%	7/1/2049	AA		2,000,000	1,978,036
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2049	A		3,875,000	4,188,601
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2054	A		2,875,000	3,093,596
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2038	BB+	(d)	5,000,000	5,127,654
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(d)	2,500,000	2,539,396
Canaveral Port Authority FL	5.00%	6/1/2048	A3		4,890,000	4,977,311
Canaveral Port Authority FL AMT	5.00%	6/1/2045	A3		4,630,000	4,653,703
Central Texas Regional Mobility Authority	5.00%	1/1/2045	A		4,500,000	4,575,361

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Central Texas Turnpike System	5.00%	8/15/2033	A-	$5,750,000	$5,758,274
Central Texas Turnpike System	5.00%	8/15/2037	A-	3,630,000	3,632,804
Central Texas Turnpike System	5.00%	8/15/2042	A-	6,265,000	6,267,514
Chicago O’Hare International Airport - TRIPS Obligated Group IL AMT	5.00%	7/1/2048	BBB+	7,840,000	7,891,165
Chicago O’Hare International Airport IL	4.00%	1/1/2044	A+	11,315,000	11,074,870
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA	1,950,000	2,153,824
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA	1,470,000	1,615,382
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA	1,660,000	1,816,513
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2047	A+	9,375,000	9,449,070
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2048	A+	20,000,000	20,241,906
City of Atlanta Department of Aviation GA	5.00%	7/1/2048	Aa3	5,200,000	5,655,907
City of Charlotte Airport Revenue NC	5.25%	7/1/2053	Aa3	18,650,000	20,534,922
City of Charlotte Airport Revenue NC AMT	5.25%	7/1/2053	Aa3	4,325,000	4,613,271
City of Fresno Airport Revenue CA (BAM) AMT	5.00%	7/1/2053	AA	2,000,000	2,091,840
City of Houston Airport System Revenue - United Airlines Inc TX AMT	6.625%	7/15/2038	BB-	2,500,000	2,503,322
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-	5,000,000	4,729,455
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2045	AA	6,410,000	6,716,367
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2047	AA	6,440,000	7,011,929
City of Philadelphia Airport Revenue PA AMT	5.00%	7/1/2042	A+	4,440,000	4,498,755
City of Salt Lake City Airport Revenue UT AMT	5.50%	7/1/2053	A+	7,500,000	8,226,124
City of San Antonio Airport System TX AMT	5.00%	7/1/2045	A+	8,435,000	8,461,429
City of St. Louis Airport Revenue MO (AGM)	5.00%	7/1/2047	AA	7,500,000	7,686,276
Colorado Bridge & Tunnel Enterprise (AGM)	5.25%	12/1/2049	AA	3,825,000	4,232,975

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Colorado Bridge & Tunnel Enterprise (AGM)	5.50%	12/1/2054	AA	$4,250,000	$4,801,664
County of Harris Toll Road Revenue	4.00%	8/15/2054	Aa2	10,000,000	9,485,558
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2028	A+	4,435,000	4,440,809
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2029	A+	2,500,000	2,503,610
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2035	A+	10,000,000	10,012,321
County of Osceola Transportation Revenue FL	4.00%	10/1/2054	BBB+	3,775,000	3,446,256
County of Osceola Transportation Revenue FL	5.00%	10/1/2039	BBB+	1,000,000	1,047,726
County of Sacramento Airport System Revenue CA	5.00%	7/1/2041	A	8,000,000	8,167,819
Delaware River Joint Toll Bridge Commission PA	5.00%	7/1/2047	A+	11,100,000	11,381,918
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2032	A+	4,200,000	3,079,963
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2037	A+	7,720,000	4,071,971
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2037	Baa2	1,000,000	1,019,611
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2041	Baa2	4,240,000	4,289,978
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	5,000,000	3,617,810
Foothill-Eastern Transportation Corridor Agency CA	3.50%	1/15/2053	A	10,830,000	9,243,027
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A	5,000,000	4,669,210
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	10,000,000	9,751,786
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%	7/1/2048	AA	1,250,000	1,337,981
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%	7/1/2053	AA	2,000,000	2,125,647
Greater Orlando Aviation Authority FL AMT	4.00%	10/1/2049	AA	6,375,000	5,989,863
Maryland Economic Development Corp. - City of Baltimore Port Covington Development District Tax Allocation	4.00%	9/1/2040	NR	2,000,000	1,820,806

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3	$5,000,000	$5,072,365
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%		6/30/2047	Baa3	2,500,000	2,614,254
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%		6/30/2052	Baa3	2,760,000	2,869,492
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%		6/30/2055	Baa3	12,500,000	12,957,091
Maryland State Transportation Authority	5.00%		7/1/2051	Aa2	10,000,000	10,597,002
Maryland State Transportation Authority Passenger Facility Charge Revenue AMT	3.00%		6/1/2036	A+	7,310,000	6,527,886
Massachusetts Port Authority AMT	5.00%		7/1/2040	AA	1,500,000	1,510,014
Massachusetts Port Authority AMT	5.00%		7/1/2045	AA	3,315,000	3,328,599
Metropolitan Nashville Airport Authority TN AMT	5.00%		7/1/2049	A2	5,000,000	5,151,854
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1	6,500,000	7,069,007
Metropolitan Transportation Authority NY	4.00%		11/15/2045	A-	4,675,000	4,564,847
Metropolitan Transportation Authority NY	4.00%		11/15/2048	A-	9,825,000	9,437,990
Metropolitan Transportation Authority NY	4.00%		11/15/2049	A-	6,605,000	6,319,228
Metropolitan Transportation Authority NY	4.00%		11/15/2050	A-	6,500,000	6,204,536
Metropolitan Transportation Authority NY(c)	4.75%		11/15/2045	A-	13,890,000	14,227,693
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A-	4,265,000	4,375,626
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A3	2,700,000	2,897,286
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A-	4,680,000	4,877,776
Metropolitan Transportation Authority NY	5.25%		11/15/2044	A-	12,180,000	12,230,637
Metropolitan Transportation Authority NY	5.25%		11/15/2049	A-	11,750,000	12,803,270
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A-	10,850,000	11,419,594
Metropolitan Transportation Authority NY(c)	5.25%		11/15/2055	A3	6,610,000	6,956,403
Metropolitan Washington Airports Authority Aviation Revenue DC(e)	5.50%		10/1/2054	AA-	7,000,000	7,674,682
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	4.00%		10/1/2039	AA-	5,445,000	5,365,410
Minneapolis - St. Paul Metropolitan Airports Commission AMT	5.00%		1/1/2047	A+	3,000,000	3,123,358
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2045	A2	25,630,000	24,840,101
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2045	A2	5,000,000	5,289,794

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2050	A2	$15,155,000	$16,576,698
New Jersey Transportation Trust Fund Authority	5.50%	6/15/2050	A2	2,000,000	2,206,467
New Jersey Turnpike Authority	5.25%	1/1/2054	AA-	9,000,000	9,929,285
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.375%	6/30/2060	Baa3	21,750,000	22,464,701
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	6.00%	6/30/2054	Baa3	16,500,000	18,131,215
New York State Thruway Authority - New York State Thruway Authority	5.25%	1/1/2056	A	7,455,000	7,555,988
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa3	5,210,000	5,213,184
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2029	Baa3	2,955,000	3,067,246
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2030	Baa3	4,440,000	4,608,654
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa3	12,450,000	12,847,934
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa3	2,250,000	2,317,622
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3	21,000,000	21,861,983
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa3	7,000,000	7,616,827
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa3	12,500,000	14,137,431
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%	12/1/2039	Baa1	5,840,000	6,181,038
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%	12/1/2042	Baa1	3,250,000	3,394,337
New York Transportation Development Corp. - JFK NTO LLC	5.50%	6/30/2060	Baa3	26,560,000	28,032,157
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	12,365,000	11,707,005
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2	2,340,000	2,124,154
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	19,245,000	19,245,518

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - Laguardia Gateway Partners LLC (AGM) AMT	4.00%	7/1/2031	AA	$5,000,000	$4,954,242
New York Transportation Development Corp. - Laguardia Gateway Partners LLC (AGM) AMT	4.00%	1/1/2051	AA	4,740,000	4,366,136
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2025	A3	2,750,000	2,751,229
North Carolina Turnpike Authority	5.00%	1/1/2043	BBB	1,150,000	1,204,297
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2037	AA	14,255,000	14,377,361
North Texas Tollway Authority	5.00%	1/1/2048	A+	5,000,000	5,149,396
Northern Indiana Commuter Transportation District IN	5.00%	1/1/2054	A+	4,750,000	5,051,229
Northern Indiana Commuter Transportation District IN	5.25%	1/1/2049	A+	4,150,000	4,546,076
Oklahoma Turnpike Authority	5.50%	1/1/2053	AA-	7,500,000	8,284,680
Pennsylvania Turnpike Commission	4.00%	12/1/2038	A2	3,425,000	3,449,194
Pennsylvania Turnpike Commission	5.00%	6/1/2029	A2	9,000,000	9,167,692
Port Authority of New York & New Jersey AMT	5.00%	7/15/2035	AA-	6,250,000	6,845,602
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	AA-	4,000,000	4,370,636
Port Authority of New York & New Jersey AMT	5.00%	7/15/2037	AA-	3,250,000	3,544,161
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	AA-	5,000,000	5,428,059
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	6,950,000	7,033,349
Port Authority of New York & New Jersey AMT	5.00%	1/15/2052	AA-	13,855,000	14,470,970
Port Authority of New York & New Jersey AMT	5.00%	12/1/2053	AA-	7,100,000	7,432,416
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-	3,940,000	4,248,565
Port Authority of New York & New Jersey NY	4.00%	7/15/2061	AA-	10,000,000	9,042,212
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2039	AA-	2,000,000	2,000,502
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2049	AA-	5,000,000	5,104,494
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	6,250,000	6,839,677
San Diego County Regional Airport Authority CA	5.00%	7/1/2051	A2	15,475,000	16,544,941

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Diego County Regional Airport Authority CA AMT	4.00%		7/1/2046	A2	$4,500,000	$4,299,460
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2053	A1	5,330,000	5,574,754
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%		5/1/2049	A1	9,400,000	10,157,776
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-	1,600,000	1,609,438
State of Alabama Docks Department (AGM) AMT	5.00%		10/1/2034	AA	2,000,000	2,045,758
State of Alabama Docks Department (AGM) AMT	5.00%		10/1/2035	AA	2,000,000	2,044,585
State of Florida Department of Transportation Turnpike System Revenue	3.00%		7/1/2051	AA	11,745,000	9,063,040
State of Hawaii Airports System Revenue AMT	5.00%		7/1/2041	AA-	5,000,000	5,025,661
State of Michigan Trunk Line Revenue	5.50%		11/15/2049	AA+	15,000,000	16,983,793
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners LLC AMT	5.50%		12/31/2058	Baa1	5,000,000	5,428,885
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2042	AA-	1,640,000	1,697,290
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2058	AA+	7,300,000	7,983,413
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		7/1/2036	BBB	6,685,000	7,119,746
Wayne County Airport Authority - Detroit Metropolitan Wayne County Airport MI AMT	5.00%		12/1/2039	A1	1,700,000	1,702,789
Wayne County Airport Authority - Detroit Metropolitan Wayne County Airport MI AMT	5.00%		12/1/2042	A1	1,200,000	1,221,677
Wayne County Airport Authority - Detroit Metropolitan Wayne County Airport MI AMT	5.00%		12/1/2046	A1	2,825,000	2,948,294
Total						961,476,170

Utilities 13.02%
Adelanto Public Utility Authority CA (AGM)	5.00%		7/1/2039	AA	1,500,000	1,573,118
Black Belt Energy Gas District AL	4.00%	#(a)	7/1/2052	Aa1	6,000,000	6,037,577
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	11,660,000	11,678,251

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	$15,600,000	$15,539,243
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	3,750,000	4,077,477
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	9,450,000	10,032,818
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	6,665,000	7,076,865
California Community Choice Financing Authority(c)	5.25%		11/1/2054	A2	14,000,000	14,944,322
California Pollution Control Financing Authority - Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa3	2,200,000	2,302,697
Casitas Municipal Water District CA Special Tax (BAM)	5.25%		9/1/2047	AA	500,000	521,014
Central Plains Energy Project NE	5.00%		9/1/2042	BBB+	3,305,000	3,597,353
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	5,000,000	5,028,989
City of Baltimore MD	5.00%		7/1/2039	A1	4,750,000	4,768,850
City of Baltimore MD(c)	5.25%		7/1/2047	AA-	7,190,000	7,814,406
City of Baltimore MD(c)	5.25%		7/1/2052	AA-	12,190,000	13,248,624
City of Chicago Waterworks Revenue IL	5.00%		11/1/2036	A+	1,775,000	1,843,081
City of Chicago Waterworks Revenue IL	5.00%		11/1/2039	A+	3,455,000	3,461,008
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2036	AA	3,000,000	3,128,120
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2037	AA	2,500,000	2,599,768
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	5,500,000	5,512,261
City of Fort Lauderdale Water & Sewer Revenue FL	5.50%		9/1/2053	AA+	5,000,000	5,620,678
City of Philadelphia Water & Wastewater Revenue PA	5.00%		7/1/2030	A+	3,355,000	3,396,941
City of Philadelphia Water & Wastewater Revenue PA	5.25%		10/1/2052	A+	6,610,000	6,848,428
City of Rock Hill Combined Utility System Revenue SC	5.00%		1/1/2054	A+	1,125,000	1,202,526
City of Rock Hill Combined Utility System Revenue SC	5.00%		1/1/2064	A+	5,000,000	5,324,322
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2049	Aa2	2,000,000	2,259,580
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2050	Aa2	10,880,000	12,159,621
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	7,000,000	7,872,739

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
County of Jefferson Sewer Revenue AL	5.25%		10/1/2049	BBB+	$20,345,000	$21,808,733
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	14,150,000	15,346,835
County of Washoe - Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	2,500,000	2,505,851
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	22,500,000	24,085,519
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	10,710,000	11,774,520
Great Lakes Water Authority Sewage Disposal System Revenue MI	5.50%		7/1/2052	A+	12,000,000	13,170,034
JEA Water & Sewer System Revenue FL	5.50%		10/1/2054	AA+	5,000,000	5,629,894
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2035	Baa1	5,000,000	5,044,756
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2036	Baa1	5,000,000	5,032,451
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	15,500,000	15,457,911
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	26,455,000	28,579,172
Los Angeles Department of Water & Power CA	5.00%		7/1/2053	Aa2	9,000,000	9,847,462
Lower Colorado River Authority - LCRA Transmission Services Corp TX	5.00%		5/15/2040	A	2,970,000	2,989,879
Lower Colorado River Authority - LCRA Transmission Services Corp TX (AGM)	5.25%		5/15/2054	AA	9,000,000	9,891,975
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	17,500,000	17,278,826
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	14,205,000	14,259,397
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3	13,400,000	14,054,622
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2054	A3	11,000,000	11,612,120
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		2/1/2040	Baa2	3,090,000	2,780,577
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	4,315,000	3,879,624
Michigan Finance Authority - Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2034	A+	1,980,000	2,001,645
Municipal Electric Authority of Georgia	5.00%		1/1/2033	A2	1,910,000	1,918,560
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA	1,100,000	1,167,315
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA	1,750,000	1,857,092
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2053	AA	2,300,000	2,424,137

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.50%		6/15/2048	AA+		$5,000,000	$4,390,400
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2047	AA+		4,500,000	4,994,359
Northern California Energy Authority	5.00%	#(a)	12/1/2054	Aa3		16,000,000	17,147,470
Omaha Public Power District Nebraska City Station Unit 2	5.25%		2/1/2042	A+		4,000,000	4,033,369
Paducah Electric Plant Board KY (AGM)	5.00%		10/1/2035	AA		1,000,000	1,022,484
Patriots Energy Group Financing Agency SC	5.25%	#(a)	2/1/2054	Aa1		10,000,000	10,832,925
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1		15,000,000	16,075,410
Philadelphia Gas Works Co. PA	5.00%		8/1/2029	A		2,000,000	2,024,349
Philadelphia Gas Works Co. PA	5.00%		8/1/2030	A		1,500,000	1,517,944
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		5,000,000	4,699,704
Salt Verde Financial Corp. AZ	5.25%		12/1/2027	A3		3,750,000	3,906,253
Southeast Alabama Gas Supply District AL	5.00%	#(a)	6/1/2049	A1		10,000,000	10,547,842
Southeast Alabama Gas Supply District AL	5.00%	#(a)	8/1/2054	Aa3		13,750,000	14,751,309
Southeast Energy Authority A Cooperative District AL	4.00%	#(a)	12/1/2051	A1		11,955,000	11,891,515
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1		5,000,000	5,361,103
Southern California Public Power Authority	5.214% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A2		3,090,000	2,853,300
Southern California Public Power Authority - City of Anaheim Electric System Revenue CA	5.00%	#(a)	4/1/2055	A2		10,500,000	11,127,225
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1		6,000,000	6,414,066
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(d)	10,550,000	10,903,037
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(a)	1/1/2054	A1		5,000,000	5,587,756
Texas Water Development Board - State Water Implementation Revenue Fund for Texas	4.00%		10/15/2037	AAA		7,760,000	7,795,968
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2049	A-	(d)	1,310,000	1,332,925
Total							573,080,297
Total Investments in Securities 101.21% (cost $4,413,790,839)							4,455,302,685
Other Assets and Liabilities – Net(g) (1.21)%							(53,122,113)
Net Assets 100.00%							$4,402,180,572

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2024

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
NATL	Insured by - National Public Finance Guarantee Corporation.
PSF	Permanent School Fund.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2024, the total value of Rule 144A securities was $186,863,085, which represents 4.24% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2024.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	This investment has been rated by Fitch IBCA.
(e)	Securities purchased on a when-issued basis.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2024	306	Short	$(35,925,936)	$(36,203,625)	$(277,689)

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)
Special Tax	$–	$65,235,816	$214	$65,236,030
Remaining Industries	–	4,390,066,655	–	4,390,066,655
Total	$–	$4,455,302,471	$214	$4,455,302,685
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(277,689)	–	–	(277,689)
Total	$(277,689)	$–	$–	$(277,689)

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND June 30, 2024

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust .

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.58%

CORPORATE BONDS 0.12%

Health Care Services 0.12%
Care New England Health System (cost $4,765,242)	5.50%		9/1/2026	B+		$5,000,000	$4,725,000

MUNICIPAL BONDS 100.46%

Corporate-Backed 19.54%
Allegheny County Industrial Development Authority - United States Steel Corp PA	5.125%		5/1/2030	BB-		3,990,000	4,214,888
Arkansas Development Finance Authority - Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2		35,135,000	34,715,646
Arkansas Development Finance Authority - Hybar LLC AMT†	6.875%		7/1/2048	NR		9,250,000	10,101,645
Arkansas Development Finance Authority - Hybar LLC AMT†	7.375%		7/1/2048	NR		15,000,000	16,475,022
Arkansas Development Finance Authority - United States Steel Corp AMT	5.45%		9/1/2052	BB-		18,000,000	18,539,329
Arkansas Development Finance Authority - US Steel Corp AMT	5.70%		5/1/2053	BB-		17,250,000	18,062,284
Avenir Community Development District FL	5.375%		5/1/2043	NR		3,235,000	3,287,731
Avenir Community Development District FL	5.625%		5/1/2054	NR		3,840,000	3,929,046
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2		17,240,000	17,282,767
Boggy Creek Improvement District FL	5.125%		5/1/2043	NR		1,775,000	1,810,319
Boggy Creek Improvement District FL	5.375%		5/1/2053	NR		4,300,000	4,368,277
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		3,800,000	3,833,511
Calhoun County Navigation Industrial Development Authority - Max Midstream Texas LLC AMT†	3.625%		7/1/2026	NR		12,800,000	12,129,262
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3		3,025,000	3,032,248
Chandler Industrial Development Authority - Intel Corp AZ AMT	4.10%	#(a)	12/1/2037	A-		3,500,000	3,521,629
City of Henderson - Pratt Paper LLC KY AMT†	4.70%		1/1/2052	NR		10,500,000	10,324,855
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.00%		7/15/2041	BB-	(b)	4,475,000	4,306,644

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2028	BB-	$5,000,000	$5,128,781
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB-	18,325,000	18,329,301
City of Valparaiso - Pratt Paper LLC AMT IN†	4.875%		1/1/2044	NR	2,000,000	2,071,545
City of Valparaiso - Pratt Paper LLC AMT IN†	5.00%		1/1/2054	NR	6,100,000	6,328,896
Crosswinds East Community Development District FL	5.50%		5/1/2044	NR	1,000,000	1,018,243
Crosswinds East Community Development District FL	5.75%		5/1/2054	NR	1,500,000	1,521,233
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	626,554
Downtown Doral South Community Development District FL†	5.00%		12/15/2048	NR	1,500,000	1,501,141
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	9,000,000	9,241,573
Greater Orlando Aviation Authority - JetBlue Airways Corp FL	5.00%		11/15/2036	NR	5,570,000	5,572,360
Hobe-St Lucie Conservancy District Unit of Development No 1A	5.60%		5/1/2044	NR	1,840,000	1,898,386
Hobe-St Lucie Conservancy District Unit of Development No 1A	5.875%		5/1/2055	NR	4,000,000	4,117,616
Hoover Industrial Development Board - United States Steel Corp AL AMT	5.75%		10/1/2049	BB-	17,200,000	17,916,559
Illinois Finance Authority - LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR	10,000,000	10,959,849
Indiana Finance Authority - United States Steel Corp	4.125%		12/1/2026	BB-	6,500,000	6,516,870
Indiana Finance Authority - United States Steel Corp AMT	6.75%		5/1/2039	BB-	3,500,000	3,931,569
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	BBB-	18,950,000	18,858,246
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	4,090,000	4,289,610
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%	#(a)	12/1/2050	BBB-	9,145,000	9,665,323
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%		12/1/2050	BBB-	23,370,000	24,785,285
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	12,500,000	12,720,162

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH AMT†	3.50%		12/1/2051	Ba1		$3,000,000	$2,321,126
Louisiana Public Facilities Authority - Waste Pro USA Inc AMT†	6.75%	#(a)	10/1/2053	NR		2,000,000	2,162,500
Louisiana Public Facilities Authority - Waste Pro USA Inc LA†	6.50%	#(a)	10/1/2053	NR		3,745,000	4,015,320
Maricopa County Industrial Development Authority - Commercial Metals Co AZ†	4.00%		10/15/2047	BB+		7,580,000	6,933,713
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR		3,430,000	2,225,212
Miami-Dade County Industrial Development Authority - CFC MB I LLC FL†	6.25%		1/1/2059	NR		8,000,000	8,123,687
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-		12,915,000	12,816,079
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL	5.00%		6/1/2054	BBB-		14,250,000	14,496,088
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B		1,250,000	1,249,974
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.875%		11/1/2042	B		17,000,000	16,234,832
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB-		17,210,000	17,226,647
New Jersey Economic Development Authority - United Airlines Inc	5.50%		6/1/2033	BB-		6,960,000	7,003,553
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+		4,290,000	4,280,661
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR		16,700,000	16,716,493
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR		5,100,000	5,115,730
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.375%		11/15/2040	NR		5,000,000	5,013,602
New York Liberty Development Corp. - 7 World Trade Center II LLC	3.125%		9/15/2050	Aaa		2,500,000	1,967,425
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+		2,000,000	1,948,559
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+		1,000,000	1,035,294
New York Transportation Development Corp. - American Airlines Inc AMT	3.00%		8/1/2031	BB-	(b)	1,000,000	942,963
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B+		1,950,000	1,950,806

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+	$21,495,000	$21,499,166
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+	9,135,000	9,695,108
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	9,165,000	9,764,657
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa3	8,000,000	8,133,389
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa3	8,000,000	8,415,807
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	10,000,000	9,404,011
Ohio Air Quality Development Authority - AMG Vanadium LLC AMT†	5.00%		7/1/2049	B-	33,290,000	31,128,827
Parish of Beauregard - OfficeMax Inc LA	6.80%		2/1/2027	NR	5,000,000	5,010,168
Parish of St. James - NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB+	1,000,000	1,015,727
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	6,375,000	7,045,627
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB+	2,750,000	3,039,229
Parish of St. James - NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	5,000,000	5,494,642
Parish of St. James - NuStar Logistics LP LA†	6.35%		10/1/2040	BB+	7,690,000	8,450,760
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2045	NR	1,385,000	1,241,258
Pennsylvania Economic Development Financing Authority - CONSOL Energy Inc AMT†	9.00%	#(a)	4/1/2051	BB	4,250,000	4,676,694
Pennsylvania Economic Development Financing Authority - New NGC Inc AMT	5.50%		11/1/2044	NR	1,000,000	1,002,185
Polk County Industrial Development Authority - Mineral Development LLC FL†	5.875%		1/1/2033	NR	7,020,000	6,594,246
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	5.125%		1/1/2044	NR	500,000	501,305
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	5.25%		1/1/2054	NR	19,750,000	19,823,294
Prairie Center Metropolitan District No 3	5.875%		12/15/2046	NR	3,125,000	3,341,811

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority - Ameream LLC WI†	6.75%		12/1/2042	NR	$1,000,000	$983,188
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR	20,000,000	15,815,802
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	11,000,000	11,000,899
Public Finance Authority WI†(d)	5.375%		12/15/2032	NR	3,500,000	3,500,110
Public Finance Authority WI†	5.50%		12/15/2028	NR	11,000,000	11,029,558
Southwestern Illinois Development Authority - United States Street Corp	5.75%		8/1/2042	BB-	2,500,000	2,500,979
Spring Valley Community Infrastructure District No. 1 ID†	6.25%		9/1/2053	NR	7,000,000	7,261,918
Town of Rumford - OfficeMax Inc ME	6.875%		10/1/2026	NR	1,500,000	1,503,093
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.00%	#(a)	6/1/2035	B+	6,750,000	6,808,722
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.50%		12/1/2035	NR	2,700,000	2,702,353
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	22,035,000	22,126,597
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	9,000,000	9,125,130
Village Community Development District No. 15 FL†	5.25%		5/1/2054	NR	4,000,000	4,114,520
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B	3,150,000	3,149,892
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	13,770,000	10,465,200
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB	4,000,000	4,044,717
Total						752,125,058

Education 7.42%
Arizona Industrial Development Authority - Academies of Math & Science Obligated Group†	5.625%		7/1/2048	BB+	2,235,000	2,263,785
Arizona Industrial Development Authority - Academies of Math & Science Obligated Group†	5.75%		7/1/2053	BB+	3,000,000	3,042,424
Arizona Industrial Development Authority - Odyssey Preparatory Academy Inc†	5.00%		7/1/2049	BB-	2,000,000	1,890,533

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Arizona Industrial Development Authority - Odyssey Preparatory Academy Inc†	5.00%	7/1/2054	BB-	$5,000,000	$4,655,493
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†(d)	4.75%	6/15/2049	Ba2	915,000	899,218
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†(d)	4.875%	6/15/2054	Ba2	1,100,000	1,092,256
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†(d)	4.875%	6/15/2059	Ba2	1,000,000	984,296
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†(d)	5.00%	6/15/2064	Ba2	1,200,000	1,185,640
Build NYC Resource Corp. - East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2052	BB	1,250,000	1,308,515
Build NYC Resource Corp. - East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2062	BB	3,750,000	3,905,972
California Educational Facilities Authority - St Mary’s College of California	5.25%	10/1/2044	BBB-	600,000	637,436
California Educational Facilities Authority - St Mary’s College of California	5.50%	10/1/2053	BBB-	2,200,000	2,332,798
California Municipal Finance Authority - SDORI Charter School Properties LLC†	5.625%	3/1/2045	B+	11,500,000	11,312,802
California Municipal Finance Authority - Westside Neighborhood School†	6.20%	6/15/2054	BB	1,650,000	1,746,307
California Municipal Finance Authority - Westside Neighborhood School†	6.375%	6/15/2064	BB	3,000,000	3,182,925
Camden County Improvement Authority - KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2062	BBB	2,535,000	2,708,435
Capital Trust Agency, Inc. - Advantage Academy of Hillsborough Obligated Group FL	5.00%	12/15/2049	Baa3	1,360,000	1,318,415
Capital Trust Agency, Inc. - Advantage Academy of Hillsborough Obligated Group FL	5.00%	12/15/2054	Baa3	705,000	677,694

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2039	NR		$1,950,000	$1,931,730
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2049	NR		9,815,000	9,409,765
Capital Trust Agency, Inc. - Southeastern University Obligated Group FL†	6.375%	5/1/2053	BB		6,150,000	6,314,195
Capital Trust Authority - Kipp Miami Obligated Group FL†	5.625%	6/15/2044	BB		410,000	426,639
Capital Trust Authority - Kipp Miami Obligated Group FL†	6.00%	6/15/2054	BB		1,155,000	1,208,419
Capital Trust Authority - Kipp Miami Obligated Group FL†	6.125%	6/15/2060	BB		800,000	838,137
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(b)	8,500,000	9,468,969
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%	4/1/2045	AA		2,500,000	2,682,891
Chicago Board of Education IL GO	4.00%	12/1/2043	BB+		2,975,000	2,700,545
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		29,045,000	25,542,524
Chicago Board of Education IL GO	5.00%	12/1/2036	BB+		4,000,000	4,082,974
City of Jacksonville - Jacksonville University FL†	5.00%	6/1/2053	NR		6,500,000	6,176,010
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.75%	8/15/2045	NR		6,500,000	6,584,015
Colorado Educational & Cultural Facilities Authority†	5.75%	4/1/2059	BB		2,250,000	2,319,951
Colorado Educational & Cultural Facilities Authority†	5.80%	4/1/2054	BB		3,200,000	3,328,746
Columbus-Franklin County Finance Authority - Ohio Dominican University	6.50%	3/1/2048	NR		4,920,000	3,431,182
Columbus-Franklin County Finance Authority - Ohio Dominican University	6.50%	3/1/2053	NR		3,500,000	2,382,251
County of Tuscarawas - Ashland University OH	6.00%	3/1/2045	NR		5,000,000	5,007,590
Development Authority Of The City of Marietta - Life University Inc GA†	5.00%	11/1/2047	Ba3		8,000,000	7,577,740
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%	11/1/2037	Ba3		13,000,000	12,949,058
Florida Development Finance Corp. - Renaissance Charter School Inc†	6.75%	6/15/2053	NR		5,000,000	5,505,619

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%	9/15/2040	NR	$1,505,000	$1,446,676
Florida Higher Educational Facilities Financial Authority - Jacksonville University†	5.00%	6/1/2048	NR	9,000,000	8,695,118
Illinois Finance Authority - DePaul College Prep†	5.50%	8/1/2043	BB+	1,360,000	1,466,743
Illinois Finance Authority - DePaul College Prep†	5.625%	8/1/2053	BB+	4,500,000	4,773,930
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2045	BB	7,200,000	7,203,478
Louisiana Public Facilities Authority - Loyola University New Orleans	5.25%	10/1/2053	Baa1	14,000,000	14,610,271
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.25%	7/1/2044	NR	3,490,000	3,648,627
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.50%	7/1/2054	NR	5,660,000	5,891,904
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.625%	7/1/2059	NR	3,125,000	3,266,135
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.75%	7/1/2063	NR	1,000,000	1,049,340
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.25%	10/1/2040	NR	3,000,000	2,879,381
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.50%	10/1/2051	NR	7,915,000	7,316,576
Middlesex County Improvement Authority NJ(e)	5.00%	8/15/2053	Aa3	15,000,000	16,174,157
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-	3,725,000	3,805,695
Public Finance Authority - UMA Education Inc WI†	5.00%	10/1/2034	BB+	2,610,000	2,703,562
Public Finance Authority - UMA Education Inc WI†	5.00%	10/1/2039	BB+	8,250,000	8,394,088
Public Finance Authority - Wingate University WI	5.25%	10/1/2043	BBB-	2,000,000	1,928,436

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.75%		6/15/2058	NR	$19,000,000	$19,353,453
State of Nevada Department of Business & Industry - Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses†	5.00%		12/15/2048	BB	1,500,000	1,436,697
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.25%		7/1/2059	BBB	2,250,000	2,475,819
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.375%		7/1/2063	BBB	2,000,000	2,203,674
Total						285,737,654

Energy 0.08%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	3,180,000	3,243,330

Financial Services 0.59%
Berks County Industrial Development Authority - Tower Health Obligated Group PA	5.00%		11/1/2047	CC	12,925,000	8,142,750
Berks County Industrial Development Authority - Tower Health Obligated Group PA	5.00%		11/1/2050	CC	23,325,000	14,694,750
Total						22,837,500

General Obligation 9.99%
American Samoa Economic Development Authority	6.625%		9/1/2035	Ba3	2,275,000	2,334,283
American Samoa Economic Development Authority†	7.125%		9/1/2038	Ba3	7,020,000	7,599,811
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1	17,500,000	18,476,026
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	20,500,000	21,615,838
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	11,150,000	10,340,945
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	5,000,000	5,186,767
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	5,170,000	5,365,777
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	2,500,000	2,587,405
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	1,500,000	1,550,785
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	9,515,000	9,977,070
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	6,750,000	7,396,035

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	$4,875,000	$5,372,041
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	5,000,000	5,198,147
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	2,000,000	2,187,756
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	3,840,000	3,964,799
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	6,560,000	7,069,207
City of Chicago IL GO	5.50%		1/1/2030	BBB+	3,435,000	3,457,020
City of Chicago IL GO	5.50%		1/1/2033	BBB+	3,305,000	3,326,295
City of Chicago IL GO	5.50%		1/1/2037	BBB+	1,000,000	1,004,666
City of Chicago IL GO	5.50%		1/1/2039	BBB+	2,125,000	2,313,513
City of Chicago IL GO	5.50%		1/1/2049	BBB+	9,090,000	9,400,340
City of Chicago IL GO	6.00%		1/1/2038	BBB+	18,085,000	18,819,605
City of New Haven CT GO	5.50%		8/1/2033	A-	1,000,000	1,063,834
City of New Haven CT GO	5.50%		8/1/2037	A-	1,280,000	1,364,468
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	18,255,500	11,204,313
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	12,985,000	12,145,902
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	42,010,156	38,165,975
County of Pasco - State of Florida Cigarette Tax Revenue (AGM)	5.75%		9/1/2054	AA	2,000,000	2,243,784
Grant County Public Hospital District No. 1 WA GO	5.125%		12/1/2052	Baa2	4,750,000	4,790,300
Idaho Falls Auditorium District COPS†	5.25%		5/15/2051	NR	12,420,000	12,445,047
Main Street Natural Gas, Inc. GA	5.00%	#(a)	6/1/2053	A3	9,000,000	9,518,769
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	2,000,000	2,182,983
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	3,975,000	4,325,613
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	AA	4,000,000	4,333,664
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	AA	3,000,000	3,240,475
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%		6/15/2041	A2	1,500,000	1,679,544
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%		6/15/2042	A2	1,000,000	1,115,311
New York State Urban Development Corp. - State of New York Sales Tax Revenue	3.00%		3/15/2049	Aa1	10,000,000	7,783,646

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	6.00%	6/30/2061	Baa2	$23,480,000	$25,788,152
Public Finance Authority - Ameream LLC WI†	7.00%	12/1/2050	NR	14,400,000	14,398,800
Puerto Rico Public Finance Corp.	Zero Coupon	8/1/2031	NR	12,250,000	123	(f)
State of Illinois GO	4.00%	6/1/2037	A-	7,040,000	6,983,358
State of Illinois GO	5.00%	12/1/2048	A-	7,190,000	7,584,973
State of Illinois GO	5.25%	5/1/2045	A-	2,500,000	2,733,696
State of Illinois GO	5.25%	5/1/2047	A-	1,500,000	1,628,448
State of Illinois GO	5.25%	5/1/2048	A-	1,500,000	1,623,694
State of Illinois GO	5.25%	5/1/2049	A-	1,750,000	1,889,859
State of Illinois GO	5.50%	5/1/2039	A-	8,280,000	9,068,893
State of Illinois GO	5.50%	10/1/2039	A-	4,000,000	4,508,183
State of Illinois GO	5.50%	3/1/2042	A-	5,250,000	5,814,515
State of Illinois GO	5.50%	3/1/2047	A-	15,270,000	16,609,813
State of Illinois GO	5.50%	5/1/2047	A-	6,000,000	6,533,120
University City Industrial Development Authority MO	4.875%	6/15/2036	NR	1,120,000	1,132,039
University City Industrial Development Authority MO	5.50%	6/15/2042	NR	6,000,000	6,049,801
Total					384,495,226

Health Care 18.85%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB	4,000,000	3,933,350
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2046	BBB	3,300,000	3,183,095
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB	1,000,000	1,002,865
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB	5,195,000	5,516,918
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2054	BBB	8,350,000	8,842,030
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	6.00%	1/1/2023	NR	2,000,000	900,000
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	6.75%	1/1/2035	NR	1,500,000	675,000
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	7.00%	1/1/2040	NR	4,000,000	1,800,000

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Berks County Industrial Development Authority - Tower Health Obligated Group PA	4.00%		11/1/2047	CC	$15,315,000	$9,648,450
Berks County Industrial Development Authority - Tower Health Obligated Group PA	4.00%		11/1/2050	CC	6,000,000	3,780,000
Berks County Industrial Development Authority - Tower Health Obligated Group PA	5.00%		11/1/2026	CC	3,235,000	2,038,050
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	#(a)	2/1/2040	CC	1,505,000	948,150
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2040	BB	4,880,000	4,567,706
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2045	BB	910,000	821,777
Bucks County Industrial Development Authority - Grand View Hospital/Sellersville Obligated Group PA	4.00%		7/1/2046	BB-	20,000,000	15,691,902
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%		7/1/2040	B-	11,020,000	9,598,969
California Municipal Finance Authority - Community Hospitals of Central California Obligated Group	3.00%		2/1/2046	A3	5,000,000	3,922,053
California Public Finance Authority - Kendal At Ventura†	10.00%		5/15/2028	NR	6,500,000	7,399,551
California Public Finance Authority - Kendal At Ventura†	12.00%		5/15/2028	NR	1,000,000	1,171,037
California Statewide Communities Development Authority - Eskaton Properties Inc Obligated Group	5.25%		11/15/2034	BBB-	1,565,000	1,565,463
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%		12/1/2048	BB	3,080,000	3,144,394
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%		12/1/2041	BB	1,700,000	1,717,882
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%		12/1/2046	BB	6,000,000	6,042,688
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%		12/1/2044	BB	12,840,000	12,877,298

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB		$29,545,000	$29,781,091
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB		13,255,000	13,294,646
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB		17,750,000	18,196,844
California Statewide Communities Development Authority - Verity Health System of California Inc Obligated Group(c)	5.50%	7/1/2039	NR		56,803	53,395
California Statewide Communities Development Authority - Verity Health System of California Inc Obligated Group(c)	5.75%	7/1/2024	NR		13,909	13,074
California Statewide Communities Development Authority - Verity Health System of California Inc Obligated Group(c)	5.75%	7/1/2035	NR		27,817	26,148
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2037	BB-	(b)	4,000,000	3,612,244
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2046	BB-	(b)	4,100,000	3,409,672
City of Blaine - Crest View Obligated Group MN	6.125%	7/1/2050	NR		5,000,000	3,250,000
City of Colby KS - Citizens Medical Center Inc	5.50%	7/1/2026	NR		7,400,000	7,395,937
City of Fruita Healthcare Revenue - Lower Valley Hospital Association Obligated Group CO†	5.375%	1/1/2033	NR		3,400,000	3,379,335
City of Fruita Healthcare Revenue - Lower Valley Hospital Association Obligated Group CO†	5.50%	1/1/2048	NR		16,350,000	16,203,847
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2049	BBB+		5,000,000	5,027,337
County of Cuyahoga - MetroHealth System OH	5.50%	2/15/2057	BBB		4,900,000	4,984,943
County of Howard - Columbia Vantage House Corp MD	5.00%	4/1/2044	NR		1,955,000	1,728,296
County of Howard - Columbia Vantage House Corp MD	5.00%	4/1/2046	NR		7,000,000	6,078,691
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%	2/15/2033	BB+		2,765,000	2,740,846

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%	2/15/2044	BB+		$20,000,000	$18,853,474
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.75%	12/1/2052	NR		15,100,000	16,441,729
County of Wilson - Wilson County Hospital KS	5.60%	9/1/2036	NR		3,530,000	2,973,222
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR		2,225,000	2,246,633
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR		2,600,000	2,614,138
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB		3,700,000	3,701,379
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.375%	7/1/2039	NR		2,000,000	2,064,817
Duluth Economic Development Authority - Essentia Health Obligated Group MN	5.25%	2/15/2058	A-		12,000,000	12,278,490
Duluth Economic Development Authority - St Luke’s Hospital of Duluth Obligated MN	5.25%	6/15/2052	AA-		5,500,000	5,944,841
Franklin Health & Educational Facilities Board - MTPC LLC Obligated Group TN†(c)	7.50%	6/1/2047	NR		7,635,000	313,035
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR		1,500,000	1,386,249
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	5.00%	11/15/2040	NR		3,000,000	2,649,724
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2049	BB+		7,500,000	7,787,050
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2053	BB+		8,000,000	8,243,870
Harris County Cultural Education Facilities Finance Corp. - Brazos Presbyterian Homes Obligated Group TX	5.125%	1/1/2048	BB+	(b)	1,655,000	1,485,306
Holmes County Hospital Corp. FL(c)	5.75%	11/1/2026	NR		3,280,000	3,139,771
Holmes County Hospital Corp. FL	6.00%	11/1/2038	NR		7,115,000	6,383,375
Idaho Health Facilities Authority - North Canyon Medical Center Inc	7.00%	11/1/2048	NR		8,000,000	8,378,978
Idaho Health Facilities Authority - North Canyon Medical Center Inc	7.125%	11/1/2057	NR		7,000,000	7,258,978
Industrial Development Authority of the County of Pima - La Posada at Park Centre Inc Obligated Group AZ†	6.875%	11/15/2052	NR		4,000,000	4,314,877

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Industrial Development Authority of the County of Pima - La Posada at Park Centre Inc Obligated Group AZ†	7.00%	11/15/2057	NR	$5,500,000	$5,945,728
Jefferson County Public Hospital District No. 2 WA	6.875%	12/1/2053	NR	10,000,000	10,080,301
Kentucky Economic Development Finance Authority - Masonic Homes of Kentucky Inc Obligated Group	5.375%	11/15/2032	NR	1,100,000	1,028,379
King County Public Hospital District No. 4 WA	6.25%	12/1/2045	NR	4,000,000	4,005,856
Kremmling Memorial Hospital District CO†	6.375%	12/1/2049	NR	4,495,000	4,318,409
Kremmling Memorial Hospital District CO†	6.625%	12/1/2056	NR	6,125,000	5,895,083
Louisiana Local Government Environmental Facilities & Community Development Authority - St James Place of Baton Rouge Obligated Group	6.25%	11/15/2045	NR	6,100,000	6,078,073
Magnolia West Community Development District FL	5.35%	5/1/2037	NR	195,000	196,282
Maryland Health & Higher Educational Facilities Authority - Doctors Hospital Inc Obligated Group	5.00%	7/1/2038	A3	10,415,000	10,528,830
Massachusetts Development Finance Agency - Ascentria Care Alliance Obligated Group†	5.00%	7/1/2041	NR	3,500,000	3,157,827
Massachusetts Development Finance Agency - Ascentria Care Alliance Obligated Group†	5.00%	7/1/2051	NR	5,625,000	4,771,612
Massachusetts Development Finance Agency - Ascentria Care Alliance Obligated Group†	5.00%	7/1/2056	NR	2,310,000	1,923,495
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	10,420,000	9,220,848
Michigan Finance Authority Provident Group - HFH Energy LLC	5.50%	2/28/2049	A3	1,100,000	1,212,339
Michigan Finance Authority Provident Group - HFH Energy LLC	5.50%	2/28/2057	A3	1,375,000	1,504,639
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	20,000,000	19,938,018
Moon Industrial Development Authority - Baptist Homes Society Obligated Group PA	6.00%	7/1/2045	NR	9,250,000	7,128,826

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New Hampshire Business Finance Authority - Ascentria Care Alliance Obligated Group†	5.00%	7/1/2041	NR		$1,885,000	$1,669,295
New Hampshire Business Finance Authority - Ascentria Care Alliance Obligated Group†	5.00%	7/1/2051	NR		3,225,000	2,662,567
New Hampshire Business Finance Authority - Ascentria Care Alliance Obligated Group†	5.00%	7/1/2056	NR		1,910,000	1,543,462
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%	12/15/2033	NR		4,420,000	4,519,440
New Hampshire Business Finance Authority - NFA UH SPV LLC†	6.25%	12/15/2038	NR		5,000,000	5,166,199
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR		1,500,000	1,484,025
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-		3,690,000	2,813,967
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2045	B-		5,500,000	4,043,026
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	4.50%	7/1/2052	B-		3,240,000	2,480,763
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-		8,545,000	7,101,951
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2038	BB-		4,515,000	4,620,380
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2048	BB-		12,135,000	12,350,572
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.45%	8/15/2028	BB-		3,000,000	2,825,265
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2052	BB-		15,000,000	15,432,609
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2057	BB-		23,690,000	24,314,423
Onondaga Civic Development Corp. - Crouse Health Hospital Inc Obligated Group NY(d)	5.375%	8/1/2054	BB	(b)	1,500,000	1,539,663
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	6.50%	6/1/2045	NR		2,485,000	2,490,937

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	6.625%		6/1/2050	NR	$3,415,000	$3,424,795
Public Finance Authority - Bancroft Neurohealth Obligated Group†	4.625%		6/1/2036	NR	4,330,000	4,121,816
Public Finance Authority - Bancroft Neurohealth Obligated Group†	5.125%		6/1/2048	NR	7,165,000	6,612,771
Public Finance Authority - Lehigh Valley Health Network Inc WI†	7.25%		12/1/2042	NR	8,750,000	8,886,618
Public Finance Authority - Lehigh Valley Health Network Inc WI†	7.50%		12/1/2052	NR	8,650,000	8,865,652
Public Finance Authority - Proton International Alabama LLC WI†(c)	6.85%		10/1/2047	NR	3,000,000	300,000
Public Finance Authority - Proton Intl - Delray LLC WI†(c)	6.85%		11/1/2046	NR	2,000,000	1,100,000
Public Finance Authority - RBS Evolution LLC WI†	10.00%		11/1/2038	NR	13,100,000	14,161,577
Rhode Island Health & Educational Building Corp. - Care New England Health System Obligated Group	5.00%		9/1/2036	B+	7,000,000	7,017,216
Rhode Island Health & Educational Building Corp. - Lifespan Obligated Group	5.25%		5/15/2049	BBB+	1,825,000	1,946,801
Rhode Island Health & Educational Building Corp. - Lifespan Obligated Group	5.25%		5/15/2054	BBB+	4,500,000	4,778,856
Roanoke County Economic Development Authority - Friendship Foundation	5.50%	#(a)	9/1/2058	NR	9,340,000	9,285,393
Shelby County Health Educational & Housing Facilities Board - Luke Inc Obligated Group TN	5.75%		10/1/2059	NR	10,000,000	7,067,308
Skagit County Public Hospital District No. 1 WA	5.50%		12/1/2054	Baa3	5,680,000	6,046,239
South Carolina Jobs-Economic Development Authority - Hampton Regional Medical Center Obligated Group	5.00%		11/1/2042	NR	3,815,000	3,503,904
South Carolina Jobs-Economic Development Authority - Hampton Regional Medical Center Obligated Group	5.00%		11/1/2046	NR	6,070,000	5,447,768
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	7.50%		11/15/2053	NR	9,000,000	9,304,417

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	7.75%		11/15/2058	NR		$17,600,000	$18,188,803
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2043	B+	(b)	5,025,000	4,736,534
Tarrant County Cultural Education Facilities Finance Corp TX(e)	5.00%		7/1/2053	A1		9,550,000	9,882,634
Upper San Juan Health Service District Medical Center Revenue CO	6.00%		6/1/2041	NR		2,225,000	2,217,960
Upper San Juan Health Service District Medical Center Revenue CO	6.125%		6/1/2046	NR		3,015,000	2,975,197
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%		9/1/2048	BBB+		2,060,000	2,341,477
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%		9/1/2053	BBB+		3,250,000	3,668,066
Westchester County Health Care Corp Obligated Group NY	6.25%		11/1/2052	BBB-		1,280,000	1,444,895
Westchester County Health Care Corp Obligated Group NY (AGM)	5.00%		11/1/2047	AA		2,875,000	3,041,464
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%		11/1/2053	AA		2,250,000	2,493,530
Wisconsin Health & Educational Facilities Authority - Ascension Health Credit Group	4.00%		11/15/2046	AA+		5,180,000	4,908,322
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.50%		2/15/2054	BBB		4,750,000	5,053,876
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.73%	#(a)	2/15/2053	BBB		12,450,000	12,450,000
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group (BAM)	5.25%		2/15/2054	BBB	(b)	1,250,000	1,333,932
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%		2/1/2048	Ba2		4,000,000	3,944,572
Wisconsin Health & Educational Facilities Authority - Wisconsin Masonic Home Obligated Group	5.75%		8/15/2059	BBB-	(b)	2,380,000	2,497,140
Total							725,467,532

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 4.55%
California Community Housing Agency Arbors Apartments†	5.00%	8/1/2050	NR	$11,000,000	$10,717,970
California Community Housing Agency Summit at Sausalito Apartments†	3.00%	2/1/2057	NR	14,105,000	10,144,267
California Community Housing Agency Summit at Sausalito Apartments†	4.00%	2/1/2050	NR	20,000,000	15,428,312
California Municipal Finance Authority - Caritas Affordable Housing Inc	5.25%	8/15/2039	A-	550,000	550,660
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2038	Baa3	1,000,000	1,033,293
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2040	Baa3	1,000,000	1,021,579
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2048	Baa3	1,350,000	1,352,037
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2053	Baa3	1,770,000	1,762,533
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2058	Baa3	1,750,000	1,722,709
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR	9,650,000	8,098,374
CSCDA Community Improvement Authority Dublin CA†	4.00%	2/1/2057	NR	4,500,000	3,404,974
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%	8/1/2056	NR	14,500,000	11,101,299
CSCDA Community Improvement Authority Orange Portfolio CA†	3.00%	3/1/2057	NR	7,000,000	4,977,337
CSCDA Community Improvement Authority Orange Portfolio CA†	4.00%	3/1/2057	NR	3,500,000	2,643,257
CSCDA Community Improvement Authority Pasadena Portfolio CA†	4.00%	12/1/2056	NR	13,250,000	10,160,205
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR	16,640,000	12,148,282
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR	13,980,000	8,256,230
Indiana Finance Authority - CHF-Tippecanoe LLC	5.00%	6/1/2053	BBB-	3,285,000	3,373,518

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Indiana Finance Authority - CHF-Tippecanoe LLC	5.375%	6/1/2064	BBB-		$5,450,000	$5,664,415
Iowa Finance Authority - Lifespace Communities Inc Obligated Group IA	7.50%	5/15/2053	BBB	(b)	5,750,000	6,399,167
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.25%	7/1/2049	AA		2,500,000	2,679,902
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%	7/1/2059	AA		1,100,000	1,153,224
Knox County Health Educational & Housing Facility Board TN (BAM)	5.25%	7/1/2064	AA		2,300,000	2,415,008
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-		2,000,000	2,178,009
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-		5,000,000	5,521,758
New Hampshire Business Finance Authority	4.375%	9/20/2036	BBB		5,359,036	5,330,335
Palm Beach County School District - Lifespace Communities Inc Obligated Group FL	7.50%	5/15/2053	BBB	(b)	1,000,000	1,112,899
Palm Beach County School District - Lifespace Communities Inc Obligated Group FL	7.625%	5/15/2058	BBB	(b)	2,000,000	2,231,731
Public Finance Authority - CHF-Manoa LLC WI†	5.75%	7/1/2053	BBB-		5,040,000	5,448,872
Public Finance Authority - CHF-Manoa LLC WI†	5.75%	7/1/2063	BBB-		9,870,000	10,596,338
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	7.00%	9/1/2053	BB+	(b)	8,000,000	9,163,998
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.00%	7/1/2054	BBB-		2,000,000	2,052,864
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2044	BBB-		1,350,000	1,471,343
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2049	BBB-		1,000,000	1,073,288
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2059	BBB-		2,500,000	2,665,066
Total						175,055,053

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 0.39%
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	A-	$1,175,000	$1,175,842
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-	6,500,000	6,504,858
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%	6/15/2043	A2	3,800,000	3,937,321
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2035	A2	3,250,000	3,430,772
Total					15,048,793

Miscellaneous 0.16%
Black Desert Public Infrastructure District Black Desert Assessment Area No 1 UT†	5.625%	12/1/2053	NR	5,800,000	5,963,596

Other Revenue 5.32%
Anson Education Facilities Corp. - Arlington Classics Academy TX	5.00%	8/15/2045	BBB-	2,250,000	2,257,250
Arizona Industrial Development Authority - American Charter Schools Foundation†	6.00%	7/1/2047	BB+	2,460,000	2,521,560
Arizona Industrial Development Authority - Odyssey Preparatory Academy Inc†	5.50%	7/1/2052	BB-	750,000	751,025
Arlington Higher Education Finance Corp. - Newman International Academy TX	5.50%	8/15/2046	NR	5,000,000	4,820,051
California School Finance Authority - Kipp SoCal Public Schools Obligated†	5.125%	7/1/2044	BBB	2,390,000	2,391,451
Capital Trust Agency, Inc. - Educational Growth Fund FL†	5.00%	7/1/2056	NR	18,350,000	17,642,613
Capital Trust Agency, Inc. - Franklin Academy Series 2020 Obligated Group FL†	5.00%	12/15/2050	NR	14,700,000	13,100,578
Chester County Industrial Development Authority - Collegium Charter School PA	5.125%	10/15/2037	BB	1,000,000	1,005,764
Chester County Industrial Development Authority - Collegium Charter School PA	5.25%	10/15/2047	BB	3,000,000	2,948,308
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.25%	12/1/2038	BB+	1,400,000	1,437,630
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.50%	12/1/2043	BB+	1,850,000	1,895,734

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.50%		12/1/2053	BB+	$11,485,000	$11,625,397
Clifton Higher Education Finance Corp. - IDEA Public Schools TX	6.00%		8/15/2043	A-	1,000,000	1,002,532
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	6.125%		8/15/2048	Baa3	22,025,000	22,387,217
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	796,127	231,872
Commonwealth of Puerto Rico GO	5.069%	#(a)	11/1/2051	NR	25,593,914	16,156,158
County of Broward FL Convention Center Hotel Revenue(e)	5.50%		1/1/2055	AA	17,000,000	18,629,941
Florida Development Finance Corp. - Franklin Academy Series 2016 Obligated Group†	5.00%		7/15/2046	NR	4,000,000	3,865,153
Florida Development Finance Corp. - Palm Bay Academy Inc†	Zero Coupon		5/15/2037	NR	940,000	9
Florida Development Finance Corp. - Palm Bay Academy Inc†	6.375%		5/15/2037	NR	2,620,000	2,335,405
Florida Development Finance Corp. - Palm Bay Academy Inc†	6.375%		5/15/2037	NR	1,220,000	244,000
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2015 Obligated Group†	6.125%		6/15/2046	NR	5,000,000	5,038,943
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%		9/15/2050	NR	3,505,000	3,181,789
GDB Debt Recovery Authority of Puerto Rico	7.50%		8/20/2040	NR	424,598	396,999
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2046	BB	5,130,000	5,129,381
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group†	5.00%		7/1/2049	NR	6,000,000	5,647,492
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group†	5.00%		7/1/2055	NR	4,000,000	3,713,966
Jefferson Parish Economic Development & Port District - Kenner Discovery Health Science Foundation Inc LA†	5.50%		6/15/2038	NR	3,200,000	3,247,529
Jefferson Parish Economic Development & Port District - Kenner Discovery Health Science Foundation Inc LA†	5.625%		6/15/2048	NR	4,350,000	4,376,626

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Maricopa County Industrial Development Authority - Paragon Management Inc AZ†	5.00%	7/1/2047	BB+	$4,000,000	$4,000,753
Maryland Economic Development Corp.(c)	5.00%	12/1/2031	NR	10,700,000	6,941,625
Maryland Economic Development Corp.(c)	5.25%	12/1/2031	NR	3,000,000	1,946,250
Michigan Finance Authority - Bradford Academy	4.30%	9/1/2030	NR	845,000	787,069
Michigan Finance Authority - Bradford Academy	4.80%	9/1/2040	NR	1,845,000	1,595,369
Michigan Finance Authority - Bradford Academy	5.00%	9/1/2050	NR	3,010,000	2,484,541
Michigan Public Educational Facilities Authority - Crescent Academy	7.00%	10/1/2036	NR	607,500	607,955
New Jersey Economic Development Authority - New Jersey Transit Corp	5.00%	11/1/2052	A2	12,010,000	12,698,547
Plymouth Educational Center Charter School MI	5.375%	11/1/2030	NR	1,425,000	712,500
Utah Charter School Finance Authority - Freedom Academy Foundation†	5.375%	6/15/2048	NR	5,150,000	4,813,746
Washington State Convention Center Public Facilities District	3.00%	7/1/2043	BBB-	4,375,000	3,468,779
Washington State Convention Center Public Facilities District	3.00%	7/1/2058	BBB-	2,400,000	1,637,973
Washington State Convention Center Public Facilities District	4.00%	7/1/2058	BBB-	6,000,000	5,294,036
Total					204,971,516

Special Tax 3.56%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	2,425,000	2,467,728
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	3,115,000	3,105,904
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	11,000,000	11,522,421
Anne Arundel County Consolidated Special Taxing District MD	5.125%	7/1/2036	NR	1,030,000	1,030,269
Anne Arundel County Consolidated Special Taxing District MD	5.25%	7/1/2044	NR	2,150,000	2,150,207
Arborwood Community Development District FL	6.90%	5/1/2036	NR	580,000	580,298
Arborwood Community Development District FL	6.90%	5/1/2036	NR	25,000	25,008

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2053	NR	$4,000,000	$3,913,038
Celebration Pointe Community Development District No. 1 FL	3.375%	5/1/2041	NR	3,970,000	3,337,957
Celebration Pointe Community Development District No. 1 FL	5.00%	5/1/2048	NR	6,555,000	6,559,691
City of Baltimore MD	4.875%	6/1/2042	NR	1,275,000	1,278,341
City of Baltimore MD	5.00%	6/1/2051	NR	1,600,000	1,599,464
Grandview Industrial Development Authority MO Tax Allocation(c)	5.75%	12/1/2028	NR	1,000,000	400,000
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,500,000	2,911,597
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	8,995,000	6,933,968
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A+	3,375,000	3,381,074
Lakewood Ranch Stewardship District FL	6.30%	5/1/2054	NR	4,455,000	4,704,664
Maryland Stadium Authority Built to Learn Revenue	4.00%	6/1/2052	AA	7,000,000	6,703,953
Miami World Center Community Development District FL	5.25%	11/1/2049	NR	4,500,000	4,579,407
Mida Mountain Village Public Infrastructure District - Mountain Village Assessment Area No 2 UT†	4.00%	8/1/2050	NR	8,500,000	7,234,252
Mida Mountain Village Public Infrastructure District UT†	4.25%	8/1/2035	NR	3,290,000	3,208,115
Mida Mountain Village Public Infrastructure District UT†	5.00%	8/1/2050	NR	3,500,000	3,426,323
Military Installation Development Authority UT	4.00%	6/1/2052	NR	10,000,000	8,117,496
Northern Palm Beach County Improvement District FL	5.00%	8/1/2046	NR	5,000,000	5,000,428
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	866,702
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2045	NR	6,050,000	5,729,935
Prince George’s County Revenue Authority - County of Prince George’s MD Suitland-Naylor Road Development District†	5.00%	7/1/2046	NR	5,000,000	5,002,420
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	2,500,000	2,709,261

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2041	NR	$2,000,000	$1,404,375
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2051	NR	6,520,000	3,803,919
Scranton Redevelopment Authority PA GTD	5.00%	11/15/2028	BBB+	3,720,000	3,721,404
Stone Canyon Community Improvement District MO(c)	5.70%	4/1/2022	NR	1,485,000	133,650
Tern Bay Community Development District FL	5.375%	5/1/2037	NR	330,000	330,235
Town of Bridgeville - Heritage Shores Special Development District DE†	5.25%	7/1/2044	NR	1,675,000	1,748,233
Town of Bridgeville - Heritage Shores Special Development District DE†	5.625%	7/1/2053	NR	3,070,000	3,224,225
Village Metropolitan District CO GO	5.00%	12/1/2040	NR	2,000,000	2,005,415
Village Metropolitan District CO GO	5.00%	12/1/2049	NR	4,085,000	4,069,754
West Villages Improvement District FL	4.75%	5/1/2039	NR	1,750,000	1,726,907
Westview South Community Development District FL	5.375%	5/1/2043	NR	1,685,000	1,717,538
Westview South Community Development District FL	5.375%	5/1/2043	NR	1,000,000	1,019,287
Westview South Community Development District FL	5.60%	5/1/2053	NR	2,525,000	2,575,070
Westview South Community Development District FL	5.625%	5/1/2053	NR	1,000,000	1,025,446
Total					136,985,379

Tax Revenue 4.41%
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	2,750,000	2,852,579
Chicago Trans Authority Sales Tax Receipts Fund IL	5.00%	12/1/2046	A+	6,000,000	6,077,793
City of Reno - County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR	18,500,000	1,967,560
City of Sparks NV†	2.75%	6/15/2028	Baa2	455,000	435,183
County of Monongalia - Monongalia County Building Commission Development District No 4 WV Tax Allocation†	5.00%	6/1/2033	NR	460,000	480,438
County of Monongalia - Monongalia County Building Commission Development District No 4 WV Tax Allocation†	5.75%	6/1/2043	NR	1,000,000	1,071,986

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
County of Monongalia - Monongalia County Building Commission Development District No 4 WV Tax Allocation†	6.00%	6/1/2053	NR	$1,750,000	$1,875,105
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR	3,000,000	3,104,311
Metropolitan Pier & Exposition Authority IL	5.50%	6/15/2053	A	9,150,000	9,264,799
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2037	A	10,000,000	5,692,752
New York Liberty Development Corp. TCRS (BAM)	3.00%	2/15/2042	AA	4,000,000	3,400,300
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	Aa1	2,480,000	1,914,341
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2047	AA+	3,740,000	2,953,409
Public Finance Authority - Southeast Overtown Park West Community Redevelopment Agency WI†	5.00%	6/1/2041	NR	4,000,000	4,051,322
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	3,965,000	2,763,913
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	20,225,000	20,022,347
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	124,000	122,758
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	39,699,000	39,304,062
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	54,960,000	54,971,822
River Islands Public Financing Authority Community Facs District No 2023-1 Area 2 CA(d)	5.00%	9/1/2054	NR	2,500,000	2,520,412
Washington State Convention Center Public Facilities District	3.00%	7/1/2048	BBB-	6,710,000	4,985,206
Total					169,832,398

Taxable Revenue - Water & Sewer 0.58%
City of Chicago IL Waterworks Revenue(e)	5.50%	11/1/2062	AA	20,290,000	22,205,266

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco 6.68%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	$93,805,000	$86,605,100
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	26,325,000	6,832,604
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	42,500,000	2,193,871
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2046	NR	4,780,000	1,013,642
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	21,000,000	2,349,434
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	100,000,000	9,803,390
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	30,000,000	1,381,107
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	190,000,000	21,207,762
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	47,000,000	3,633,791
Iowa Tobacco Settlement Authority	4.00%	6/1/2049	BBB+	4,175,000	3,754,700
Michigan Finance Authority Tobacco Settlement Revenue	4.00%	6/1/2049	BBB+	4,005,000	3,635,661
Michigan Tobacco Settlement Finance Authority	Zero Coupon	6/1/2058	NR	103,300,000	3,318,678
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	22,900,000	1,073,007
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	50,000,000	3,140,380
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+	3,170,000	2,947,007
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+	3,218,190	3,165,426
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	41,035,000	2,749,862
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR	10,000,000	5,219,640
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR	20,000,000	1,896,346
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-	15,000,000	2,973,936

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Tobacco Settlement Financing Corp. RI	Zero Coupon	6/1/2052	CCC-		$25,885,000	$4,795,955
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-		9,500,000	2,579,803
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-		110,695,000	30,737,400
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		34,360,000	32,220,626
TSASC, Inc. NY	5.00%	6/1/2045	CCC+		7,170,000	6,471,736
TSASC, Inc. NY	5.00%	6/1/2048	NR		12,835,000	11,423,953
Total						257,124,817

Transportation 10.13%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AGM) AMT	4.375%	7/1/2049	AA		2,000,000	1,978,036
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2049	A		3,875,000	4,188,601
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2054	A		2,875,000	3,093,596
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	4.00%	12/31/2047	BB+	(b)	5,475,000	4,953,862
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(b)	13,445,000	13,656,869
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2047	BB+	(b)	2,750,000	2,775,603
Central Texas Turnpike System	5.00%	8/15/2042	A-		6,265,000	6,267,514
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%	7/15/2027	BB-	(b)	5,400,000	5,501,887
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%	7/15/2028	BB-		3,500,000	3,590,147
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2040	AA		8,495,000	8,553,590
City of Reno - County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR		23,000,000	3,096,251
City of Salt Lake City Airport Revenue UT AMT	5.50%	7/1/2053	A+		2,500,000	2,742,042
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2031	A+		20,000,000	15,290,016

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2032	NR	$16,500,000	$17,570,767
Foothill-Eastern Transportation Corridor Agency CA	3.95%		1/15/2053	A	5,500,000	5,136,131
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%		7/1/2048	AA	1,250,000	1,337,981
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%		7/1/2053	AA	2,000,000	2,125,647
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2049	AA	6,370,000	5,985,165
Maryland Economic Development Corp. - City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2050	NR	10,000,000	8,307,516
Maryland Economic Development Corp. - CONSOL Marine Terminals LLC	5.75%		9/1/2025	BB	9,000,000	9,064,879
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%		6/30/2047	Baa3	2,500,000	2,614,254
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%		6/30/2055	Baa3	12,610,000	13,071,114
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1	9,400,000	10,222,872
Metropolitan Transportation Authority NY(e)	4.75%		11/15/2045	A-	14,710,000	15,067,629
Metropolitan Transportation Authority NY	5.25%		11/15/2049	A-	7,500,000	8,172,300
Metropolitan Transportation Authority NY(e)	5.25%		11/15/2055	A-	7,000,000	7,366,842
Metropolitan Washington Airports Authority Aviation Revenue DC(d)	5.50%		10/1/2054	AA-	7,000,000	7,674,682
New Jersey Transportation Trust Fund Authority	5.50%		6/15/2050	A2	2,000,000	2,206,467
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.375%		6/30/2060	Baa3	34,340,000	35,468,406
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	6.00%		6/30/2054	Baa3	16,500,000	18,131,215
New York State Thruway Authority TCRS (BAM)	3.00%		1/1/2051	AA	5,365,000	4,112,800
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.375%		10/1/2045	Baa3	7,765,000	7,615,121
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa3	8,480,000	8,828,077

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%		4/1/2040	Baa3	$13,000,000	$14,145,535
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%		4/1/2035	Baa3	9,000,000	10,178,950
New York Transportation Development Corp. - JFK NTO LLC	5.50%		6/30/2060	Baa3	26,560,000	28,032,157
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2041	Baa2	5,000,000	4,733,929
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%		1/1/2050	Baa2	8,730,000	8,730,235
North Parkway Municipal Management District No. 1 TX†	4.75%		9/15/2041	NR	2,930,000	2,852,136
North Parkway Municipal Management District No. 1 TX†	5.00%		9/15/2051	NR	4,875,000	4,728,713
Port Authority of New York & New Jersey AMT	5.00%		11/15/2041	AA-	10,500,000	10,625,922
Port Authority of New York & New Jersey AMT	5.25%		8/1/2047	AA-	5,000,000	5,338,314
Port Authority of New York & New Jersey AMT	5.50%		8/1/2052	AA-	3,500,000	3,774,106
Port of Portland Airport Revenue OR AMT	5.50%		7/1/2048	AA-	6,250,000	6,839,677
San Diego County Regional Airport Authority CA AMT	4.00%		7/1/2046	A2	7,330,000	7,003,343
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2056	A2	5,000,000	5,171,084
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners LLC AMT	5.50%		12/31/2058	Baa1	5,000,000	5,428,885
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	4.00%		1/1/2048	BBB	7,205,000	6,608,675
Total						389,959,540

Utilities 8.21%
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	4,100,000	4,106,418
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	9,915,000	9,876,384
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	6,250,000	6,795,795
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	9,450,000	10,032,818
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	16,335,000	17,344,425
California Community Choice Financing Authority	5.00%	#(a)	5/1/2054	A1	15,000,000	16,030,686
California Community Choice Financing Authority(e)	5.25%		11/1/2054	A2	14,000,000	14,944,322

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of Baltimore MD(e)	5.25%		7/1/2047	AA-	$7,195,000	$7,817,823
City of Baltimore MD(e)	5.25%		7/1/2052	AA-	12,190,000	13,245,206
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	3,710,000	3,718,271
City of Osceola - Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	16,450,000	16,477,963
County of Jefferson Sewer Revenue AL	5.25%		10/1/2049	BBB+	11,125,000	11,925,395
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	11,750,000	12,743,838
County of Washoe - Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	2,000,000	2,004,681
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	6,000,000	6,422,805
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	7,500,000	8,245,462
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.25%		8/1/2029	NR	7,000,000	7,216,667
Kentucky Public Energy Authority	5.00%	#(a)	5/1/2055	A2	8,000,000	8,390,149
Main Street Natural Gas, Inc. GA	4.00%	#(a)	5/1/2052	A3	2,115,000	2,122,572
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	15,000,000	14,810,422
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	2,165,000	2,173,291
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3	9,000,000	9,439,672
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2054	A3	9,250,000	9,764,738
Northern Palm Beach County Improvement District FL	5.00%		8/1/2034	NR	2,000,000	2,000,980
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	16,075,410
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2037	BB-	4,400,000	4,445,457
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	8,750,000	8,224,481
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,569,756
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2047	NR	29,000,000	29,389,145
Southeast Alabama Gas Supply District AL	5.00%	#(a)	8/1/2054	Aa3	10,750,000	11,532,842
Southeast Energy Authority A Cooperative District AL	4.00%	#(a)	12/1/2051	A1	6,000,000	5,968,138
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1	5,000,000	5,361,102

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Texas Municipal Gas Acquisition & Supply Corp. IV		5.50%	#(a)	1/1/2054	A1	$14,250,000	$15,925,103
Total							316,142,217
Total Municipal Bonds (cost $3,872,895,607)							3,867,194,875

	Interest Rate#	Interest Rate Reset Date(g)		Final Maturity Date

SHORT-TERM INVESTMENTS 0.40%

Variable Rate Demand Notes 0.40%

General Obligation 0.21%
City of New York NY GO	4.900%	7/1/2024		4/1/2042	AA	2,815,000	2,815,000
City of New York NY GO	4.900%	7/1/2024		4/1/2042	AA	1,500,000	1,500,000
City of New York NY GO	4.900%	7/1/2024		10/1/2046	AA	3,635,000	3,635,000
Total							7,950,000

Utilities 0.19%
Development Authority of Appling County - Georgia Power Co	5.000%	7/1/2024		9/1/2041	A	7,200,000	7,200,000
Total Short-Term Investments (cost $15,150,000)							15,150,000
Total Investments in Securities 100.98% (cost $3,892,810,849)							3,887,069,875
Other Assets and Liabilities – Net (0.98)%							(37,572,707)
Net Assets 100.00%							$3,849,497,168

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
GTD	Guaranteed.
NATL	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2024, the total value of Rule 144A securities was $1,163,332,837, which represents 30.22% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2024.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Securities purchased on a when-issued basis.
(e)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

(f)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$4,725,000	$–	$4,725,000
Municipal Bonds(3)
General Obligation	–	384,495,103	123	384,495,226
Remaining Industries	–	3,482,699,649	–	3,482,699,649
Short-Term Investments
Variable Rate Demand Notes	–	15,150,000	–	15,150,000
Total	$–	$3,887,069,752	$123	$3,887,069,875

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

Investment Type	Municipal Bonds
Balance as of October 1, 2023	$60,493,822
Accrued Discounts (Premiums)	(2,956)
Realized Gain (Loss)	(29,049)
Change in Unrealized Appreciation (Depreciation)	167,191
Purchases	–
Sales	(2,447,052)
Transfers into Level 3(a)	–
Transfers out of Level 3	(58,181,833)
Balance as of June 30, 2024	$123
Change in unrealized appreciation/depreciation for the period ended June 30, 2024, related to Level 3 investments held at June 30, 2024	$(77,204)

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of mark quotations in accordance with valuation methodology.

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.48%

CORPORATE BONDS 0.18%

Health Care Services 0.18%
Care New England Health System (cost $2,382,621)	5.50%		9/1/2026	B+		$2,500,000	$2,362,500

MUNICIPAL BONDS 99.30%

Airlines 0.43%
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%		10/1/2026	Baa2		2,135,000	2,179,912
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%		10/1/2027	Baa2		3,440,000	3,562,761
Total							5,742,673

Corporate-Backed 27.12%
Allegheny County Industrial Development Authority - United States Steel Corp PA	4.875%		11/1/2024	BB-		2,400,000	2,406,332
Allegheny County Industrial Development Authority - United States Steel Corp PA	5.125%		5/1/2030	BB-		10,485,000	11,075,966
Allegheny County Industrial Development Authority - United States Steel Corp PA	5.75%		8/1/2042	BB-		275,000	275,108
Arkansas Development Finance Authority - Big River Steel LLC AR†	4.75%		9/1/2049	Ba2		1,900,000	1,891,589
Avenir Community Development District FL	4.50%		5/1/2030	NR		1,960,000	1,985,680
Boggy Creek Improvement District FL	4.50%		5/1/2033	NR		1,005,000	1,021,172
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		6,200,000	6,254,676
Calhoun County Navigation Industrial Development Authority - Max Midstream Texas LLC AMT†	3.625%		7/1/2026	NR		2,500,000	2,368,997
California Municipal Finance Authority - United Airlines Inc AMT	4.00%		7/15/2029	BB-		4,700,000	4,697,808
California Municipal Finance Authority - Waste Management Inc AMT	4.80%	#(a)	11/1/2041	A-		2,500,000	2,509,307
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2027	BB-	(b)	1,000,000	1,018,868
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2028	BB-		2,850,000	2,923,405

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB-	$7,225,000	$7,226,696
City of Houston Airport System Revenue - United Airlines Inc TX AMT	6.50%		7/15/2030	BB-	4,000,000	4,005,560
City of Valparaiso - Pratt Paper LLC AMT IN†	4.50%		1/1/2034	NR	2,765,000	2,849,834
City of Whiting - BP Products North America Inc IN AMT	5.00%	#(a)	11/1/2047	A1	4,500,000	4,508,925
County of Clark - Southern California Edison Co NV	2.10%		6/1/2031	A2	5,060,000	4,366,105
Crosswinds East Community Development District - Crosswinds East Community Development District Assessment Area One FL	4.625%		5/1/2031	NR	500,000	504,212
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	8,375,000	8,599,797
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	3,910,000	3,969,539
Greater Orlando Aviation Authority - JetBlue Airways Corp FL	5.00%		11/15/2026	NR	2,600,000	2,601,522
Hobe-St Lucie Conservancy District Unit of Development No 1A	4.75%		5/1/2031	NR	1,700,000	1,740,437
Hoover Industrial Development Board - United States Steel Corp AL AMT	6.375%	#(a)	11/1/2050	BB-	1,570,000	1,752,514
Illinois Finance Authority - LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR	5,000,000	5,479,924
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	BBB-	14,900,000	14,827,856
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	8,370,000	8,778,492
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	9,130,000	9,290,807
Love Field Airport Modernization Corp. - Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	5,540,000	5,540,690
Maryland Industrial Development Financing Authority - Occidental Petroleum Corp	5.89%	#(a)	3/1/2030	Baa3	5,645,000	5,645,000
Michigan Strategic Fund - Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	BB	3,635,000	3,641,805
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	18,650,000	18,507,152

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Mississippi Business Finance Corp. - Huntington Ingalls Industries Inc	4.55%		12/1/2028	BBB-	$2,000,000	$2,000,181
Montgomery County Industrial Development Authority - Constellation Energy Generation PA AMT	4.45%	#(a)	10/1/2034	BBB+	7,500,000	7,658,195
New Hampshire Business Finance Authority - Casella Waste Systems Inc†	2.95%		4/1/2029	B+	3,300,000	3,091,365
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B	2,525,000	2,524,947
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB-	8,405,000	8,413,130
New Jersey Economic Development Authority - United Airlines Inc	5.75%		9/15/2027	BB-	6,500,000	6,505,076
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	700,000	698,476
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR	5,000,000	5,004,938
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR	8,660,000	8,686,711
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+	2,475,000	2,427,207
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	1,000,000	925,294
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+	4,500,000	4,384,258
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,035,294
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B+	4,155,000	4,156,717
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+	13,455,000	13,457,608
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+	2,495,000	2,647,980
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	2,500,000	2,663,573
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2027	Baa3	5,100,000	5,245,337
Niagara Area Development Corp. - Covanta Holding Corp NY†	3.50%		11/1/2024	B	7,600,000	7,595,461
Ohio Air Quality Development Authority - Pratt Paper Inc AMT†	4.25%		1/15/2038	NR	7,045,000	7,077,069

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Parish of St. James - NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB+	$4,225,000	$4,291,447
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	7,095,000	7,841,368
Pennsylvania Economic Development Financing Authority - CONSOL Energy Inc AMT†	9.00%	#(a)	4/1/2051	BB	3,125,000	3,438,745
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B	5,000,000	3,984,763
Phenix City Industrial Development Board - WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	10,000,000	10,000,035
Polk County Industrial Development Authority - Mineral Development LLC FL†	5.875%		1/1/2033	NR	1,310,000	1,230,550
Port Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	1.875%		1/1/2026	NR	2,710,000	2,609,438
Port Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	2.00%		1/1/2027	NR	1,250,000	1,176,602
Port Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	2.125%		1/1/2028	NR	775,000	714,585
Port Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	2.25%		1/1/2029	NR	1,300,000	1,176,594
Port Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	2.625%		1/1/2031	NR	1,600,000	1,415,064
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	5.00%		1/1/2039	NR	4,900,000	4,962,869
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	5.125%		1/1/2044	NR	1,000,000	1,002,611
Port of Seattle Industrial Development Corp. - Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BB+	2,350,000	2,350,575
Public Finance Authority - Ameream LLC WI†	5.00%		12/1/2027	NR	1,275,000	1,216,044
Public Finance Authority - Ameream LLC WI†	6.50%		12/1/2037	NR	2,000,000	1,951,018
Public Finance Authority - Celanese US Holdings LLC WI AMT	4.30%		11/1/2030	BBB-	1,885,000	1,876,640
Public Finance Authority - Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	10,975,000	11,026,644

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	$9,585,000	$8,350,811
Public Finance Authority WI†	5.375%		12/15/2032	NR	3,000,000	3,000,094
Public Finance Authority WI†	5.50%		12/15/2028	NR	4,000,000	4,010,748
South Carolina Jobs - Economic Development Authority - International Paper Co AMT	4.00%	#(a)	4/1/2033	BBB	2,285,000	2,288,335
Southwestern Illinois Development Authority - United States Street Corp	5.75%		8/1/2042	BB-	10,000,000	10,003,918
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.00%	#(a)	6/1/2035	B+	8,490,000	8,563,859
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.50%		6/1/2035	NR	2,875,000	2,877,505
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	2,500,000	2,510,392
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	5,500,000	5,576,468
Village Community Development District No. 15 FL†	4.25%		5/1/2028	NR	1,000,000	1,005,943
Village Community Development District No. 15 FL†	4.375%		5/1/2033	NR	1,500,000	1,518,644
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB	3,210,000	3,245,885
Wisconsin Health & Educational Facilities Authority - Virginia Electric and Power Co	3.80%	#(a)	11/1/2040	A2	2,250,000	2,258,091
Total						365,940,877

Education 8.73%
Arizona Industrial Development Authority - Academies of Math & Science Obligated Group†	5.00%		7/1/2029	BB+	1,500,000	1,528,912
Arizona Industrial Development Authority - BASIS Schools Inc Obligated Group†	5.125%		7/1/2037	BB	970,000	980,918
Arizona Industrial Development Authority - Odyssey Preparatory Academy Inc†	4.00%		7/1/2029	BB-	345,000	339,474
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†(c)	4.125%		6/15/2034	Ba2	1,540,000	1,534,374
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†(c)	4.25%		6/15/2039	Ba2	1,075,000	1,055,139

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Build NYC Resource Corp. - East Harlem Scholars Academy Charter School Obligated Group NY†	5.00%		6/1/2032	BB		$275,000	$290,242
California Community Choice Financing Authority	5.271% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		10,000,000	9,982,080
California Municipal Finance Authority - SDORI Charter School Properties LLC†	5.00%		3/1/2025	B+		360,000	359,648
California Municipal Finance Authority - Westside Neighborhood School†	5.00%		6/15/2034	BB		915,000	960,091
California Municipal Finance Authority - Westside Neighborhood School†	5.50%		6/15/2039	BB		900,000	946,739
Capital Trust Agency, Inc. - Advantage Academy of Hillsborough Obligated Group FL	4.00%		12/15/2024	Baa3		110,000	109,539
Capital Trust Agency, Inc. - Advantage Academy of Hillsborough Obligated Group FL	5.00%		12/15/2029	Baa3		805,000	812,494
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%		6/15/2029	NR		730,000	706,062
Capital Trust Authority - Kipp Miami Obligated Group FL†	5.00%		6/15/2034	BB		610,000	638,500
Chester County Health & Education Facilities Authority - Immaculata University PA	4.25%		11/1/2032	BB-	(b)	1,755,000	1,594,453
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2033	A	(b)	1,250,000	1,417,971
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%		4/1/2033	A	(b)	5,000,000	5,278,717
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%		4/1/2036	A	(b)	5,000,000	5,321,790
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+		1,485,000	1,484,879
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		7,625,000	7,802,212
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		5,540,000	5,521,972
Chicago Board of Education IL GO	5.125%		12/1/2032	BB+		4,580,000	4,582,501
Chicago Board of Education IL GO	5.25%		12/1/2035	BB+		7,000,000	7,602,552
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	4.625%		8/15/2025	NR		1,340,000	1,344,043
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.75%		8/15/2033	Baa3		2,025,000	2,063,037

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.75%		8/15/2038	NR	$1,405,000	$1,430,409
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	6.00%		8/15/2038	Baa3	3,000,000	3,062,600
Colorado Educational & Cultural Facilities Authority†	4.75%		4/1/2034	BB	3,290,000	3,423,603
County of Frederick - Mount St Mary’s University Inc MD†	5.00%		9/1/2032	BB+	3,150,000	3,176,381
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2037	Ba3	1,000,000	996,081
Florida Development Finance Corp. - Renaissance Charter School Inc†	6.00%		6/15/2033	NR	1,830,000	2,039,019
Florida Higher Educational Facilities Financial Authority - Jacksonville University†	4.50%		6/1/2033	NR	2,900,000	2,911,267
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB	2,125,000	2,138,995
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	5.25%		7/1/2034	NR	1,745,000	1,794,354
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.00%		10/1/2026	NR	190,000	188,790
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.125%		10/1/2030	NR	425,000	425,078
Mountain View School District School Facilities Improvement District No. 2 CA(c)	Zero Coupon		7/1/2029	A+	2,700,000	2,226,268
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	4.247% (CPI YoY * 1 + 0.89%	)	3/1/2027	Baa1	2,550,000	2,523,744
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2029	BBB-	1,545,000	1,605,761
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2030	BBB-	2,200,000	2,299,943
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2032	BBB-	1,960,000	2,066,850
Ohio Air Quality Development Authority - Duke Energy Corp AMT	4.25%	#(a)	11/1/2039	BBB	2,065,000	2,077,501
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2027	BB+	1,125,000	1,151,317
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2034	BB+	8,110,000	8,400,723

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2039	BB+	$2,250,000	$2,289,297
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2033	NR	7,000,000	7,243,601
Total						117,729,921

Energy 0.77%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	10,165,000	10,367,437

General Obligation 8.12%
Academical Village Community Development District FL	3.25%		5/1/2031	NR	4,265,000	3,973,274
Allentown Neighborhood Improvement Zone Development Authority PA†	5.125%		5/1/2032	NR	1,685,000	1,690,968
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	12,575,000	13,259,471
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	7,500,000	8,008,970
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	7,325,000	7,564,988
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	2,000,000	2,046,482
Chicago Board of Education IL GO	5.25%		12/1/2035	BB+	5,160,000	5,162,819
City of Chicago IL GO	5.00%		1/1/2031	BBB+	1,000,000	1,051,374
City of Chicago IL GO	5.50%		1/1/2031	BBB+	2,595,000	2,611,832
City of Chicago IL GO	5.50%		1/1/2033	BBB+	7,915,000	7,966,170
City of Chicago IL GO	5.625%		1/1/2031	BBB+	2,500,000	2,593,465
City of New York NY GO	5.00%		3/1/2032	AA	5,150,000	5,026,573
City of Scranton PA GO	5.00%		9/1/2024	BBB+	1,745,000	1,746,013
City of Scranton PA GO	5.00%		9/1/2029	BBB+	3,650,000	3,755,842
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	2,500,000	1,671,582
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	5,482,612	5,503,206
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	1,085,498	1,094,896
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	8,230,472	8,594,168
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	12,933,161	14,386,563
New York Liberty Development Corp.	1.20%		11/15/2028	A+	2,870,000	2,459,981
State of Illinois GO	5.00%		11/1/2025	A-	2,000,000	2,037,147
State of Illinois GO	5.25%		2/1/2029	A-	1,150,000	1,151,210
State of Illinois GO	5.25%		2/1/2031	A-	5,000,000	5,004,378
University City Industrial Development Authority MO	4.875%		6/15/2036	NR	1,120,000	1,132,039
Total						109,493,411

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 17.46%
Antelope Valley Healthcare District Obligated Group CA	5.00%		3/1/2026	BBB	$1,025,000	$1,022,593
Atlanta Development Authority - Georgia ProtonCare Center Inc(d)	6.00%		1/1/2023	NR	2,000,000	900,000
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%		2/1/2029	CC	1,500,000	945,000
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%		2/1/2032	CC	850,000	535,500
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	#(a)	2/1/2040	CC	16,710,000	12,448,950
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%		12/1/2026	BB	1,255,000	1,209,302
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2024	BB	600,000	597,746
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%		11/1/2027	BB+	5,280,000	5,323,934
California Public Finance Authority - Kendal At Ventura†	10.00%		5/15/2028	NR	3,500,000	3,984,373
California Public Finance Authority - Kendal At Ventura†	12.00%		5/15/2028	NR	375,000	439,139
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%		12/1/2031	BB	1,000,000	1,017,636
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%		12/1/2029	BB	2,500,000	2,513,277
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%		12/1/2034	BB	14,275,000	14,346,002
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%		12/1/2044	BB	3,500,000	3,510,167
California Statewide Communities Development Authority - Verity Health System of California Inc Obligated Group(d)	5.50%		7/1/2022	NR	1,115	1,048
California Statewide Communities Development Authority - Verity Health System of California Inc Obligated Group(d)	5.75%		7/1/2024	NR	6,954	6,537
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR	8,825,000	8,780,688
City of Blaine - Crest View Obligated Group MN(d)	5.125%		7/1/2025	NR	60,000	39,000

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
City of Colby KS - Citizens Medical Center Inc	5.50%	7/1/2026	NR	$4,600,000	$4,597,474
City of Fruita Healthcare Revenue - Lower Valley Hospital Association Obligated Group CO†	5.375%	1/1/2033	NR	2,000,000	1,987,844
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2033	BBB+	1,000,000	1,032,982
City of Seneca - Nemaha Valley Community Hospital KS	5.00%	9/1/2025	NR	1,500,000	1,502,977
Connecticut State Health & Educational Facilities Authority - Griffin Health Obligated Group†	5.00%	7/1/2032	BB+	1,000,000	1,002,906
Connecticut State Health & Educational Facilities Authority - Hartford HealthCare Obligated Group	5.00%	7/1/2034	A	2,360,000	2,360,509
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%	2/15/2027	BB+	2,115,000	2,111,139
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%	2/15/2033	BB+	8,465,000	8,391,052
County of Washington - Marietta Area Health Care Inc Obligated Group OH	5.50%	12/1/2027	NR	7,300,000	7,336,164
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	1,000,000	1,028,381
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB	6,310,000	6,226,018
Fulton County Industrial Development Authority - Fulton County Medical Center PA	4.00%	7/1/2028	NR	2,270,000	2,179,022
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	4.00%	11/15/2027	NR	385,000	368,564
Grays Harbor County Public Hospital District No. 1 WA	5.75%	12/1/2033	BB+	5,105,000	5,165,120
Henry County Hospital Authority - Piedmont Healthcare Inc Obligated Group GA	5.00%	7/1/2034	AA-	4,695,000	4,708,420
Idaho Health Facilities Authority - North Canyon Medical Center Inc	5.50%	11/1/2029	NR	1,500,000	1,524,737
Idaho Health Facilities Authority - North Canyon Medical Center Inc	6.25%	11/1/2035	NR	2,610,000	2,740,060
Illinois Finance Authority - Plymouth Place Obligated Group	5.00%	5/15/2025	NR	25,000	25,284

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Industrial Development Authority of the County of Pima - La Posada at Park Centre Inc Obligated Group AZ†	5.125%		11/15/2029	NR	$1,500,000	$1,515,795
King County Public Hospital District No. 4 WA	5.00%		12/1/2025	NR	45,000	44,760
Kremmling Memorial Hospital District CO†	5.00%		12/1/2029	NR	1,760,000	1,721,003
Kremmling Memorial Hospital District CO†	5.125%		12/1/2034	NR	2,825,000	2,711,706
Maryland Health & Higher Educational Facilities Authority - Adventist Healthcare Obligated Group	5.00%		1/1/2033	BBB	2,500,000	2,618,468
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%		7/1/2035	BBB	1,000,000	1,017,010
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2025	BBB-	1,400,000	1,413,263
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2036	BBB-	3,460,000	3,497,721
Massachusetts Health & Educational Facilities Authority - Trinity Health Corp Obligated Group	4.78% (MUNIPSA * 1 + .90%	)#	11/15/2032	AA-	1,265,000	1,216,948
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%		6/15/2039	NR	10,000,000	9,969,009
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.70%	#(a)	9/1/2050	A	16,265,000	16,265,000
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%		7/1/2032	A-	1,250,000	1,250,567
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%		12/15/2033	NR	5,500,000	5,623,737
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%		7/1/2028	B-	1,000,000	960,106
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%		7/1/2030	B-	1,750,000	1,646,939
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%		8/15/2024	BB-	1,650,000	1,648,385
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%		8/15/2027	BB-	500,000	511,053
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%		8/15/2033	BB-	2,000,000	2,060,916

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%		8/15/2038	BB-		$2,500,000	$2,558,350
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.45%		8/15/2028	BB-		3,500,000	3,296,142
Palomar Health Obligated Group CA	5.00%		11/1/2031	BB+		2,875,000	2,802,077
Public Finance Authority - Bancroft Neurohealth Obligated Group†	5.00%		6/1/2026	NR		470,000	468,454
Public Finance Authority - Bancroft Neurohealth Obligated Group WI†	5.00%		6/1/2036	NR		1,500,000	1,484,025
Public Finance Authority - Lehigh Valley Health Network Inc WI†	6.625%		12/1/2032	NR		2,975,000	2,990,859
Public Finance Authority - RBS Evolution LLC WI†	9.00%		11/1/2028	NR		4,000,000	4,084,522
Rhode Island Health & Educational Building Corp. - Care New England Health System Obligated Group	5.00%		9/1/2036	B+		10,500,000	10,525,825
Roanoke County Economic Development Authority - Friendship Foundation VA	5.50%	#(a)	9/1/2058	NR		350,000	347,954
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		2,850,000	2,861,869
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.75%		11/15/2029	NR		3,000,000	2,932,182
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B+	(b)	2,335,000	2,312,595
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		5,120,000	5,221,245
Washington Health Care Facilities Authority - Providence St Joseph Health Obligated Group	5.00%		10/1/2038	A		3,000,000	2,999,992
Westchester County Health Care Corp Obligated Group NY	5.00%		11/1/2046	BBB-		2,400,000	2,241,982
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group(c)	5.00%		2/15/2029	BBB		3,265,000	3,429,245
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.73%	#(a)	2/15/2053	BBB		6,450,000	6,450,000
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.73%	#(a)	2/15/2053	BBB		9,450,000	9,450,000

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority - Wisconsin Masonic Home Obligated Group	5.25%		8/15/2039	BBB-	(b)	$1,415,000	$1,498,089
Total							235,557,338

Housing 2.12%
California Housing Finance Agency	3.25%		8/20/2036	BBB		2,735,479	2,542,511
Connecticut Housing Finance Authority (FHLMC)(FNMA)(GNMA)	6.00%		11/15/2054	AAA		4,650,000	5,024,332
Delaware State Housing Authority (FHLMC)(FNMA)(GNMA)	6.00%		1/1/2055	Aa1		3,600,000	3,936,792
Iowa Finance Authority - Lifespace Communities Inc Obligated Group IA	6.75%		5/15/2033	BBB	(b)	4,200,000	4,674,781
Minnesota Housing Finance Agency (FHLMC)(FNMA)(GNMA)	6.25%		1/1/2054	AA+		4,295,000	4,677,818
Montgomery County Housing Opportunities Commission MD	4.00%		7/1/2048	Aa2		315,000	313,396
New Jersey Housing & Mortgage Finance Agency	6.00%		10/1/2055	AA		1,780,000	1,928,406
North Carolina Housing Finance Agency	4.00%		7/1/2047	AA+		200,000	198,962
Pennsylvania Housing Finance Agency AMT	4.00%		4/1/2039	AA+		140,000	139,299
Public Finance Authority - CHF - Manoa LLC WI†	5.25%		7/1/2038	BBB-		3,175,000	3,463,532
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(b)	1,650,000	1,716,381
Total							28,616,210

Lease Obligation 0.17%
New Jersey Economic Development Authority	5.13% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	A2		2,290,000	2,292,718

Multi-Family Housing 0.58%
Illinois Housing Development Authority - South Shore IL Preservation LP (FHA), (HUD)	4.00%	#(a)	6/1/2026	Aaa		1,350,000	1,350,207
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3		6,996,620	6,513,067
Total							7,863,274

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue 2.22%
Arlington Higher Education Finance Corp. - Newman International Academy TX	4.00%		8/15/2031	NR	$360,000	$339,252
Capital Trust Agency, Inc. - Franklin Academy Series 2020 Obligated Group FL†	4.00%		12/15/2025	NR	300,000	295,585
Capital Trust Agency, Inc. - Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2026	NR	300,000	300,396
Capital Trust Agency, Inc. - Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2027	NR	660,000	661,886
Capital Trust Agency, Inc. - Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2028	NR	690,000	691,972
Capital Trust Agency, Inc. - Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2029	NR	1,095,000	1,098,339
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.00%		12/1/2028	BB+	2,595,000	2,655,335
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.25%		8/15/2026	Baa3	4,305,000	4,358,161
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.25%		8/15/2028	Baa3	3,040,000	3,081,386
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2015 Obligated Group†	5.00%		6/15/2025	NR	100,000	100,313
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group†	3.50%		7/1/2025	NR	265,000	261,797
Jefferson Parish Economic Development & Port District - Kenner Discovery Health Science Foundation Inc LA†	4.80%		6/15/2029	NR	2,005,000	2,014,543
Maryland Economic Development Corp.(d)	5.00%		12/1/2031	NR	1,500,000	973,125
Utah Charter School Finance Authority - Freedom Academy Foundation†	3.25%		6/15/2031	NR	500,000	442,941
Utah Charter School Finance Authority - Freedom Academy Foundation†	4.50%		6/15/2027	NR	1,510,000	1,480,041
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	11,350,000	11,225,759
Total						29,980,831

Pollution Control 0.30%
California Pollution Control Financing Authority	3.375%		7/1/2025	A-	1,000,000	993,739
Matagorda County Navigation District No. 1 - AEP Texas Inc	4.00%		6/1/2030	BBB+	1,000,000	1,000,071
Mississippi Business Finance Corp. - Waste Pro USA Inc AMT†	5.00%	#(a)	2/1/2036	NR	1,500,000	1,520,896

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Pollution Control (continued)
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	4.625%	#(a)	4/1/2036	B+	$475,000	$477,979
Total						3,992,685

Special Tax 2.63%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	1,000,000	1,005,304
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	3,720,000	3,896,673
Babcock Ranch Community Independent Special District FL	4.125%		5/1/2027	NR	940,000	936,300
Babcock Ranch Community Independent Special District FL	4.25%		5/1/2032	NR	2,000,000	1,993,611
Celebration Pointe Community Development District No. 1 FL	2.375%		5/1/2026	NR	430,000	416,724
City of Baltimore MD	4.50%		6/1/2033	NR	400,000	398,382
Industrial Development Authority of the City of St. Louis Missouri	3.875%		11/15/2029	NR	2,515,000	2,239,150
Lakewood Ranch Stewardship District FL	5.40%		5/1/2028	NR	990,000	1,008,881
Lakewood Ranch Stewardship District FL	5.45%		5/1/2033	NR	2,660,000	2,801,105
Mida Mountain Village Public Infrastructure District - Mountain Village Assessment Area No 2 UT†	4.00%		8/1/2025	NR	1,205,000	1,200,023
Military Installation Development Authority UT	4.00%		6/1/2036	NR	4,750,000	4,274,161
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	4.227% (CPI YoY * 1 + 0.87%	)	3/1/2025	Baa1	1,585,000	1,578,908
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	4.237% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	1,350,000	1,340,155
Northern Palm Beach County Improvement District FL	5.00%		8/1/2046	NR	2,150,000	2,150,184
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2028	NR	680,000	669,962
Scranton Redevelopment Authority PA GTD	5.00%		11/15/2028	BBB+	190,000	190,072
Village Community Development District No. 12 FL	4.00%		5/1/2033	NR	1,305,000	1,305,711
Village Metropolitan District CO GO	4.15%		12/1/2030	NR	3,650,000	3,530,679
West Villages Improvement District FL	4.25%		5/1/2029	NR	1,935,000	1,944,971
West Villages Improvement District FL	4.75%		5/1/2039	NR	2,000,000	1,973,608

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Special Tax (continued)
Westview South Community Development District FL	4.75%	5/1/2028	NR		$185,000	$186,156
Westview South Community Development District FL	4.875%	5/1/2028	NR		475,000	478,736
Total						35,519,456

Tax Revenue 3.32%
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3		1,250,000	1,296,627
City of Sparks NV†	2.75%	6/15/2028	Baa2		3,995,000	3,821,003
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2027	NR		1,000,000	1,031,056
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2032	NR		2,535,000	2,676,818
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR		4,820,000	4,987,592
Public Finance Authority - Southeast Overtown Park West Community Redevelopment Agency WI†	5.00%	6/1/2041	NR		11,000,000	11,141,135
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%	7/1/2034	NR		19,841,000	19,875,589
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR		1,000	957
Total						44,830,777

Tobacco 1.06%
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+		1,670,000	1,552,524
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+		6,713,949	6,603,870
TSASC, Inc. NY	5.00%	6/1/2025	B-		6,100,000	6,095,418
Total						14,251,812

Transportation 11.30%
California Municipal Finance Authority - LAX Integrated Express Solutions LLC	5.00%	6/30/2027	BB+	(b)	695,000	710,117
California Municipal Finance Authority - LAX Integrated Express Solutions LLC	5.00%	6/30/2028	BB+	(b)	1,650,000	1,699,282
Central Texas Turnpike System	5.00%	8/15/2037	A-		3,750,000	3,752,897
Central Texas Turnpike System	5.00%	8/15/2042	A-		5,450,000	5,452,187
Chicago O’Hare International Airport IL	5.00%	1/1/2032	A+		2,325,000	2,335,563

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Chicago O’Hare International Airport IL	5.00%		1/1/2034	A+		$6,005,000	$6,032,205
City & County of Denver - United Airlines Inc CO AMT	5.00%		10/1/2032	BB-		9,040,000	9,040,977
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2032	A+		10,000,000	10,012,862
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2034	A+		3,270,000	3,274,187
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2034	A+		1,000,000	1,001,506
County of Miami-Dade Seaport Department FL AMT	5.00%		10/1/2032	A3		3,305,000	3,572,602
County of Miami-Dade Seaport Department FL AMT	5.00%		10/1/2036	A3		1,300,000	1,402,635
E-470 Public Highway Authority CO	3.928% (SOFR * .67 + .35%	)#	9/1/2039	A+		1,800,000	1,799,292
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2032	NR		5,500,000	5,856,923
Maryland Economic Development Corp. - CONSOL Marine Terminals LLC	5.75%		9/1/2025	BB		14,255,000	14,357,761
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3		9,875,000	10,017,920
Metropolitan Transportation Authority NY	5.00%		11/15/2031	A-		1,975,000	2,010,407
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	5.00%		10/1/2034	A-		1,250,000	1,330,700
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.50%		6/30/2038	Baa3		2,000,000	2,183,343
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%		10/1/2030	Baa3		14,725,000	14,766,405
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa3		9,000,000	9,270,489
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%		4/1/2035	Baa3		3,000,000	3,392,984
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	2.50%		10/31/2031	BBB-	(b)	1,365,000	1,131,325
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2038	Baa1		2,240,000	2,378,497
New York Transportation Development Corp. - JFK NTO LLC	5.25%		6/30/2038	Baa3		2,165,000	2,365,109
New York Transportation Development Corp. - JFK NTO LLC	5.25%		6/30/2041	Baa3		1,000,000	1,076,485

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK NTO LLC NY AMT	5.50%		6/30/2039	Baa3	$1,000,000	$1,087,605
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.00%		7/1/2034	Baa2	6,000,000	6,005,991
New York Transportation Development Corp. - Laguardia Gateway Partners LLC (AGM) AMT	4.00%		7/1/2031	AA	3,925,000	3,889,080
North Parkway Municipal Management District No. 1 TX†	3.625%		9/15/2026	NR	600,000	586,366
Pennsylvania Turnpike Commission Registration Fee Revenue	3.88% (MUNIPSA * 1 + .85%	)#	7/15/2041	AA-	5,000,000	5,002,280
Public Finance Authority - Air Cargo Obligated Group WI	5.00%		7/1/2031	BBB	1,875,000	1,984,741
Public Finance Authority - Air Cargo Obligated Group WI AMT	5.00%		7/1/2032	BBB	1,845,000	1,965,871
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2037	Baa1	1,750,000	1,905,698
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2038	Baa1	1,000,000	1,084,803
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2039	Baa1	1,555,000	1,682,927
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB	6,605,000	7,057,828
Total						152,477,850

Utilities 12.97%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	4,890,000	4,870,955
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	8,905,000	9,682,649
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	2,350,000	2,494,934
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	3,300,000	3,527,596
Central Plains Energy Project NE	5.00%	#(a)	5/1/2054	Aa2	5,000,000	5,269,141
Charlotte County Industrial Development Authority - MSKP Town & Country Utility LLC†	5.00%		10/1/2029	NR	2,485,000	2,536,194
Charlotte County Industrial Development Authority - MSKP Town & Country Utility LLC†	5.00%		10/1/2034	NR	1,000,000	1,017,408

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Charlotte County Industrial Development Authority - MSKP Town & Country Utility LLC AMT†	5.50%		10/1/2036	NR	$3,490,000	$3,538,085
City of Chicago Waterworks Revenue IL	5.00%		11/1/2026	A+	2,750,000	2,758,406
City of Osceola - Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	11,750,000	11,769,974
City of Seattle Municipal Light & Power Revenue WA	4.13% (MUNIPSA * 1 + .25%	)#	5/1/2045	AA	3,000,000	2,932,518
County of Trimble - Louisville Gas and Electric Co KY AMT	4.70%	#(a)	6/1/2054	A1	1,750,000	1,760,534
County of Washoe - Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	1,365,000	1,368,195
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	3,000,000	3,211,403
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	2,000,000	2,198,790
Florida Development Finance Corp. - Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	5,000,000	4,358,655
Kentucky Public Energy Authority	5.00%	#(a)	5/1/2055	A2	4,500,000	4,719,459
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	17,800,000	17,575,035
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	1,190,000	1,194,557
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2054	A3	5,500,000	5,806,060
Main Street Natural Gas, Inc. GA	5.278% (SOFR * .67 + 1.70%	)#	12/1/2053	Aa1	5,000,000	5,135,455
Northern California Energy Authority	5.00%	#(a)	12/1/2054	Aa3	10,000,000	10,717,169
Northern Palm Beach County Improvement District FL	5.00%		8/1/2034	NR	3,200,000	3,201,568
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2037	BB-	3,850,000	3,889,775
Pennsylvania Economic Development Fin ancing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	BB-	1,500,000	1,515,640
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR	1,000,000	1,053,192
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR	5,230,000	5,549,151
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,569,756
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	5.00%		7/1/2037	NR	1,000,000	1,050,437
Southeast Alabama Gas Supply District AL	5.00%	#(a)	8/1/2054	Aa3	14,000,000	15,019,515

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Southeast Energy Authority A Cooperative District AL	5.991% (SOFR * .67 + 2.42%		)#	1/1/2053	A1	$10,000,000	$10,468,445
Southern California Public Power Authority - City of Anaheim Electric System Revenue CA		5.00%	#(a)	4/1/2055	A2	5,250,000	5,563,612
Tennergy Corp. TN		5.50%	#(a)	10/1/2053	Baa1	8,195,000	8,760,545
Texas Municipal Gas Acquisition & Supply Corp. IV		5.50%	#(a)	1/1/2054	A1	8,000,000	8,940,409
Total							175,025,217
Total Municipal Bonds (cost $1,324,575,409)							1,339,682,487

	Interest Rate#	Interest Rate Reset Date(e)		Final Maturity Date

SHORT-TERM INVESTMENTS 0.08%

Variable Rate Demand Notes 0.08%

Utilities
Development Authority of Appling County - Georgia Power Co	5.000%	7/1/2024		9/1/2041	A	1,050,000	1,050,000
Total Short-Term Investments (cost $1,050,000)							1,050,000
Total Investments in Securities 99.56% (cost $1,328,008,030)							1,343,094,987
Other Assets and Liabilities – Net(f) 0.44%							5,966,468
Net Assets 100.00%							$1,349,061,455

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2024, the total value of Rule 144A securities was $316,653,353, which represents 23.47% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2024.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Securities purchased on a when-issued basis.
(d)	Defaulted (non-income producing security).
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	September 2024	40	Short	$(4,758,698)	$(4,732,500)	$26,198

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$2,362,500	$–	$2,362,500
Municipal Bonds	–	1,339,682,487	–	1,339,682,487
Short-Term Investments
Variable Rate Demand Notes	–	1,050,000	–	1,050,000
Total	$–	$1,343,094,987	$–	$1,343,094,987
Other Financial Instruments
Futures Contracts
Assets	$26,198	$–	$–	$26,198
Liabilities	–	–	–	–
Total	$26,198	$–	$–	$26,198

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2024

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of October 1, 2023	$14,882,022
Accrued Discounts (Premiums)	13,012
Realized Gain (Loss)	(40,327)
Change in Unrealized Appreciation (Depreciation)	92,265
Purchases	–
Sales	(4,732,498)
Transfers into Level 3	–
Transfers out of Level 3(a)	(10,214,474)
Balance as of June 30, 2024	$–
Change in unrealized appreciation/depreciation for the period ended June 30, 2024, related to Level 3 investments held at June 30, 2024	$–

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of mark quotations in accordance with valuation methodology.

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)

SUSTAINABLE MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.49%

MUNICIPAL BONDS 98.49%

Corporate-Backed 2.29%
Michigan Strategic Fund - Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	BB	$125,000	$125,234

Education 21.87%
Build NYC Resource Corp. - East Harlem Scholars Academy Charter School Obligated Group NY†	5.00%		6/1/2032	BB	100,000	105,543
California Community Choice Financing Authority	4.00%	#(a)	5/1/2053	A1	150,000	151,005
Cleveland State University OH	5.00%		6/1/2031	A+	100,000	102,172
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	6.00%		8/15/2038	Baa3	110,000	112,295
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2035	AA	150,000	163,816
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%		9/15/2040	NR	100,000	96,125
Fort Bend Independent School District TX GO (PSF-GTD)	0.875%	#(a)	8/1/2050	AAA	145,000	140,438
Louisiana Public Facilities Authority - Tulane University	5.00%		10/15/2036	A+	150,000	167,958
Massachusetts Development Finance Agency - Franklin W Olin College of Engineering Inc	5.00%		11/1/2039	A	140,000	154,470
Total						1,193,822

General Obligation 21.42%
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	150,000	158,194
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	100,000	106,786
Chicago Board of Education IL GO	4.00%		12/1/2039	BB+	125,000	118,566
New Caney Independent School District TX GO (PSF-GTD)	1.25%	#(a)	2/15/2050	Aaa	150,000	149,506
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2036	A2	200,000	228,292
Northside Independent School District TX GO (PSF-GTD)	1.60%	#(a)	8/1/2049	Aaa	100,000	99,823

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SUSTAINABLE MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.50%		6/30/2037	Baa2	$125,000	$138,886
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2038	AA	150,000	169,433
Total						1,169,486

Health Care 26.16%
Antelope Valley Healthcare District Obligated Group CA	5.00%		3/1/2026	BBB	80,000	79,812
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%		12/1/2026	BB	200,000	192,717
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%		4/1/2038	A	210,000	229,696
County of Franklin - Trinity Health Corp Obligated OH	5.00%		12/1/2036	AA-	150,000	160,085
Illinois Finance Authority - Rush Obligated Group	5.00%		11/15/2031	A+	150,000	151,054
Maryland Health & Higher Educational Facilities Authority - Adventist Healthcare Obligated Group	5.50%		1/1/2046	Baa3	125,000	126,787
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2038	BBB-	95,000	95,548
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR	100,000	100,416
State of Ohio - University Hospitals Health System Inc Obligated Group	5.00%		1/15/2032	A	150,000	160,385
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%		7/1/2038	Baa1	75,000	81,474
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.73%	#(a)	2/15/2053	BBB	50,000	50,000
Total						1,427,974

Housing 11.83%
Connecticut Housing Finance Authority (FHLMC)(FNMA)(GNMA)	6.00%		11/15/2054	AAA	100,000	108,050
Indiana Finance Authority - CHF-Tippecanoe LLC	5.00%		6/1/2043	BBB-	150,000	156,526
Maryland Economic Development Corp.	5.375%		7/1/2038	BBB-	150,000	163,619

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(continued)

SUSTAINABLE MUNICIPAL BOND FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency	6.00%	10/1/2055	AA	$100,000	$108,337
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2044	BBB-	100,000	108,988
Total					645,520

Taxable Revenue - Water & Sewer 2.31%
Jersey City Municipal Utilities Authority Sewer Fund NJ	5.00%	5/1/2025	NR	125,000	126,043

Transportation 5.18%
County of Osceola Transportation Revenue FL	5.00%	10/1/2028	BBB+	100,000	105,473
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.00%	11/12/2028	Baa3	175,000	177,533
Total					283,006

Utilities 7.43%
California Pollution Control Financing Authority - Poseidon Resources Channelside LP†	5.00%	7/1/2039	Baa3	250,000	261,670
City of Chicago Waterworks Revenue IL	5.00%	11/1/2029	A+	140,000	143,983
Total					405,653
Total Investments in Securities 98.49% (cost $5,291,647)					5,376,738
Other Assets and Liabilities – Net 1.51%					82,441
Net Assets 100.00%					$5,459,179

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2024, the total value of Rule 144A securities was $463,338, which represents 8.49% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SUSTAINABLE MUNICIPAL BOND FUND June 30, 2024

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$5,376,738	$–	$5,376,738
Total	$–	$5,376,738	$–	$5,376,738

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.49%

MUNICIPAL BONDS 99.49%

Corporate-Backed 1.81%
California Municipal Finance Authority - United Airlines Inc AMT	4.00%		7/15/2029	BB-	$2,020,000	$2,019,058
California Municipal Finance Authority - Waste Management Inc AMT	4.125%	#(a)	10/1/2041	A-	3,000,000	3,007,433
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3	4,410,000	4,420,566
California Pollution Control Financing Authority - Waste Management Inc AMT	4.30%		7/1/2040	A-	185,000	184,788
San Francisco City & County Airport Comm-San Francisco International Airport - SFO Fuel Co LLC CA AMT	5.00%		1/1/2038	A+	1,715,000	1,793,995
Total						11,425,840

Education 13.79%
Alameda Unified School District-Alameda County CA	5.00%		8/1/2049	AA	1,700,000	1,890,161
Alvord Unified School District CA GO (BAM)	5.00%		8/1/2052	AA	4,000,000	4,420,592
Brentwood Union School District CA GO	5.25%		8/1/2052	Aa3	2,125,000	2,337,369
California Community Choice Financing Authority	4.00%	#(a)	5/1/2053	A1	4,850,000	4,882,478
California Educational Facilities Authority - Art Center College of Design	4.00%		12/1/2037	Baa1	1,150,000	1,131,442
California Educational Facilities Authority - Art Center College of Design	5.00%		12/1/2044	Baa1	3,500,000	3,588,990
California Educational Facilities Authority - Chapman University	5.00%		4/1/2040	A2	1,000,000	1,006,218
California Educational Facilities Authority - Loyola Marymount University	5.00%		10/1/2048	A2	1,000,000	1,036,346
California Educational Facilities Authority - St Mary’s College of California	5.50%		10/1/2053	BBB-	1,125,000	1,192,908
California Educational Facilities Authority - University of San Francisco	5.00%		10/1/2053	A3	2,000,000	2,064,135
California Educational Facilities Authority - University of the Pacific	5.00%		11/1/2053	A2	2,900,000	3,096,571
California Health Facilities Financing Authority - Art Center College of Design	5.00%		12/1/2048	Baa1	1,000,000	1,018,638

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
California Municipal Finance Authority - Biola University Inc	5.00%	10/1/2032	Baa1	$400,000	$415,334
California Municipal Finance Authority - Biola University Inc	5.00%	10/1/2039	Baa1	1,000,000	1,027,992
California Municipal Finance Authority - Emerson College	5.00%	1/1/2042	BBB+	4,245,000	4,337,378
California Municipal Finance Authority - Samuel Merritt University	5.25%	6/1/2053	A3	5,500,000	5,906,819
California Municipal Finance Authority - SDORI Charter School Properties LLC†	5.625%	3/1/2045	B+	500,000	491,861
California Municipal Finance Authority - University of the Pacific	3.00%	11/1/2048	A2	4,000,000	3,084,118
California Municipal Finance Authority - Westside Neighborhood School†	5.90%	6/15/2044	BB	1,040,000	1,101,490
California School Finance Authority - Aspire Public Schools Obligated Group†	5.00%	8/1/2046	NR	85,000	86,589
California School Finance Authority - Aspire Public Schools Obligated Group†	5.00%	8/1/2046	BBB	3,450,000	3,459,739
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%	8/1/2045	BBB-	620,000	621,881
California School Finance Authority - Kipp SoCal Public Schools Obligated†	5.00%	7/1/2045	BBB	540,000	543,159
California School Finance Authority - Kipp SoCal Public Schools Obligated†	5.00%	7/1/2047	BBB	4,415,000	4,472,411
California School Finance Authority - Kipp SoCal Public Schools Obligated Group†	5.00%	7/1/2049	BBB	1,000,000	1,017,766
California State University	5.25%	11/1/2053	Aa2	8,075,000	9,138,453
California Statewide Communities Development Authority - Culinary Institute of America	5.00%	7/1/2046	Baa2	1,010,000	1,015,993
Central Unified School District CA GO	5.25%	8/1/2052	Aa3	2,940,000	3,269,492
Montebello Unified School District CA GO (AGM)	5.50%	8/1/2047	AA	2,000,000	2,170,164
Morgan Hill Unified School District CA GO	5.25%	8/1/2040	Aa1	1,000,000	1,149,875
Mountain View School District School Facilities Improvement District No. 2 CA(b)	Zero Coupon	7/1/2029	A+	1,800,000	1,484,179
Rincon Valley Union School District CA(b)	5.00%	8/1/2054	AA	2,875,000	3,144,846

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Sacramento City Unified School District CA (AGM)	4.00%		8/1/2054	AA	$3,000,000	$2,904,839
San Rafael City High School District CA GO	4.00%		8/1/2053	Aa2	2,000,000	2,001,755
Santa Clarita Community College District CA GO	5.25%		8/1/2045	AA	1,500,000	1,684,682
University of California	5.00%		5/15/2052	AA	4,640,000	5,049,069
Total						87,245,732

General Obligation 13.23%
California Community Choice Financing Authority	5.00%	#(a)	7/1/2053	A1	3,000,000	3,150,835
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	1,925,000	2,030,155
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	8,595,000	9,062,835
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	4,905,000	5,237,867
California State Public Works Board	4.00%		5/1/2046	Aa3	3,765,000	3,796,186
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2049	Aa3	1,000,000	1,105,692
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR	25,521	25,521
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	691,973	424,698
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	2,000,000	1,816,988
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	165,067	183,617
Cupertino Union School District CA GO	2.50%		8/1/2033	Aa1	740,000	662,149
Dublin Unified School District CA GO	3.00%		8/1/2041	AA+	2,425,000	2,116,643
El Rancho Unified School District CA GO (BAM)	5.75%		8/1/2048	AA	1,750,000	2,042,134
Grossmont Union High School District CA GO (AGM)	Zero Coupon		6/1/2040	AA	2,000,000	895,613
Imperial Community College District CA GO (AGM)	5.25%		8/1/2053	AA	1,620,000	1,804,599
Imperial Community College District GO (AGM)	5.00%		8/1/2054	AA	2,500,000	2,743,511
Irvine Facilities Financing Authority CA GO	4.25%		9/1/2050	Aa1	1,565,000	1,614,431
Irvine Unified School District - Community Facilities District No 01-1 CA Special Tax (BAM)	5.00%		9/1/2038	AA	1,000,000	1,010,844

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Irvine Unified School District - Community Facilities District No 01-1 CA Special Tax (BAM)	5.00%	9/1/2056	AA	$995,000	$1,021,696
Local Public Schools Funding Authority School Improvement District No. 2016-1 CA GO (BAM)	5.00%	8/1/2052	AA	2,000,000	2,079,177
Newport Mesa Unified School District CA GO	Zero Coupon	8/1/2041	Aaa	1,325,000	649,596
Newport Mesa Unified School District CA GO	Zero Coupon	8/1/2045	Aaa	1,000,000	398,448
North Orange County Community College District CA GO	2.75%	8/1/2036	AA+	2,000,000	1,787,388
Ravenswood City School District CA GO (BAM)	5.25%	8/1/2053	AA	2,000,000	2,207,890
San Benito High School District CA GO	Zero Coupon	8/1/2042	Aa3	1,795,000	828,327
San Benito High School District CA GO	Zero Coupon	8/1/2043	Aa3	2,600,000	1,136,080
San Diego Public Facilities Financing Authority CA	5.25%	10/15/2052	AA-	4,125,000	4,607,229
San Diego Unified School District CA GO	5.00%	7/1/2048	Aa2	3,000,000	3,318,334
San Francisco Bay Area Rapid Transit District CA GO	5.25%	8/1/2047	Aaa	2,345,000	2,628,633
Santa Monica-Malibu Unified School District CA GO	3.00%	8/1/2044	AA+	1,515,000	1,278,355
Santa Rita Union School District CA GO	2.50%	8/1/2031	AA-	1,160,000	1,058,227
Simi Valley Unified School District CA GO	5.25%	8/1/2051	Aa2	3,000,000	3,292,261
Southwestern Community College District CA GO	Zero Coupon	8/1/2041	Aa2	1,100,000	557,934
State of California GO	5.00%	10/1/2041	Aa2	1,170,000	1,287,967
State of California GO	5.00%	4/1/2042	Aa2	2,000,000	2,220,145
State of California GO	5.00%	9/1/2053	Aa2	1,000,000	1,111,047
State of California GO	5.25%	9/1/2047	Aa2	3,000,000	3,369,630
State of California GO	5.25%	10/1/2050	Aa2	2,500,000	2,817,884
State of California GO	5.25%	9/1/2053	Aa2	3,000,000	3,389,119
Washington Township Health Care District CA GO	5.25%	8/1/2048	AA	1,625,000	1,792,636
West Contra Costa Unified School District CA GO	6.00%	8/1/2027	AA-	1,000,000	1,089,957
Total					83,652,278

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 14.13%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2026	BBB	$1,065,000	$1,062,499
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB	1,000,000	1,002,866
California Community Choice Financing Authority - Providence St Joseph Health Obligated Group	3.00%	10/1/2041	A	1,910,000	1,651,755
California Community Choice Financing Authority - Providence St Joseph Health Obligated Group	3.00%	10/1/2047	A	1,430,000	1,150,928
California Community Choice Financing Authority - Providence St Joseph Health Obligated Group	5.00%	10/1/2044	A	2,410,000	2,410,448
California Health Facilities Financing Authority - Cedars-Saini Medical Center Obligated Group	3.00%	8/15/2051	AA-	2,705,000	2,169,530
California Health Facilities Financing Authority - Children’s Hospital Los Angeles Obligated Group	5.00%	8/15/2047	BBB	4,000,000	4,071,262
California Health Facilities Financing Authority - Children’s Hospital Los Angeles Obligated Group CA	5.00%	10/1/2030	A	1,470,000	1,472,543
California Health Facilities Financing Authority - Children’s Hospital Los Angeles Obligated Group CA	5.00%	8/15/2042	BBB	1,250,000	1,279,163
California Health Facilities Financing Authority - Children’s Hospital of Orange County Obligated Group	3.00%	11/1/2038	AA-	3,000,000	2,685,957
California Health Facilities Financing Authority - City of Hope Obligated Group	4.00%	11/15/2045	A	3,370,000	3,262,826
California Health Facilities Financing Authority - City of Hope Obligated Group	5.00%	11/15/2032	A	1,300,000	1,300,403
California Health Facilities Financing Authority - CommonSpirit Health Obligated Group	4.00%	4/1/2035	A-	3,380,000	3,414,413
California Health Facilities Financing Authority - CommonSpirit Health Obligated Group	5.00%	12/1/2054	A-	5,000,000	5,285,683
California Health Facilities Financing Authority - CommonSpirit Health Obligated Group CA	5.00%	12/1/2044	A-	1,485,000	1,610,677

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority - Lucile Salter Packard Children’s Hospital at Stanford Obligated Group	4.00%		5/15/2051	A1		$2,000,000	$1,995,858
California Health Facilities Financing Authority - Lucile Salter Packard Children’s Hospital at Stanford Obligated Group	5.00%		11/15/2056	A+		1,225,000	1,262,598
California Health Facilities Financing Authority - Scripps Health Obligated Group	5.00%		11/15/2044	AA-		9,000,000	10,024,782
California Health Facilities Financing Authority - Sutter Health Obligated Group	5.00%		11/15/2038	A+		2,250,000	2,357,010
California Infrastructure & Economic Development Bank - Roseville Sustainable Energy Partner LLC	5.25%		7/1/2049	BBB+		2,450,000	2,627,199
California Municipal Finance Authority	4.00%		8/15/2037	A-		1,000,000	992,525
California Municipal Finance Authority - Community Hospitals of Central California Obligated Group	5.00%		2/1/2037	A3		2,000,000	2,040,257
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2036	Baa2		1,580,000	1,615,809
California Municipal Finance Authority - Palomar Health Obligated Group COPS (AGM)	5.25%		11/1/2052	AA		1,000,000	1,062,985
California Municipal Finance Authority (AGM)	4.00%		2/1/2051	AA		1,455,000	1,388,340
California Public Finance Authority - Hoag Memorial Hospital Presbyterian Obligated Group	4.00%		7/15/2051	AA		1,000,000	991,229
California Public Finance Authority - Kendal At Ventura†	10.00%		5/15/2028	NR		500,000	569,196
California Statewide Communities Development Authority - HumanGood California Obligated Group	5.00%		10/1/2045	A-	(c)	1,000,000	1,002,738
California Statewide Communities Development Authority - Kaiser Foundation Hospitals	5.00%	#(a)	5/1/2033	AA-		1,030,000	1,116,021
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%		12/1/2026	BB		2,335,000	2,370,614
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%		12/1/2041	BB		1,000,000	1,010,519

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%	12/1/2034	BB	$2,150,000	$2,160,694
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB	1,015,000	1,023,111
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB	2,225,000	2,231,655
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB	2,555,000	2,619,320
California Statewide Communities Development Authority - Verity Health System of California Inc Obligated Group(d)	5.50%	7/1/2039	NR	4,884	4,591
Palomar Health Obligated Group CA	5.00%	11/1/2036	BB+	3,555,000	3,420,706
Palomar Health Obligated Group CA	5.00%	11/1/2039	BB+	4,750,000	4,524,818
Regents of the University of California Medical Center Pooled Revenue	3.50%	5/15/2054	AA-	3,000,000	2,683,705
Regents of the University of California Medical Center Pooled Revenue	5.00%	5/15/2047	AA-	2,000,000	2,176,798
Washington Township Health Care District CA	5.75%	7/1/2053	Baa3	2,100,000	2,241,696
Total					89,345,727

Housing 6.59%
California Community Housing Agency Arbors Apartments†	5.00%	8/1/2050	NR	1,000,000	974,361
California Community Housing Agency Summit at Sausalito Apartments†	4.00%	2/1/2050	NR	4,495,000	3,467,513
California Enterprise Development Authority - Provident Group-Pomona Properties LLC	5.00%	1/15/2045	Baa3	3,500,000	3,660,524
California Enterprise Development Authority - Provident Group-SDSU Properties LLC	5.00%	8/1/2040	Baa3	1,625,000	1,667,696
California Enterprise Development Authority - Provident Group-SDSU Properties LLC	5.00%	8/1/2050	Baa3	2,030,000	2,070,835
California Housing Finance Agency	3.25%	8/20/2036	BBB	8,158,446	7,582,928
California Housing Finance Agency	3.50%	11/20/2035	BBB+	2,291,564	2,192,136

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
California Municipal Finance Authority - Bowles Hall Foundation	5.00%	6/1/2050	Baa3	$500,000	$501,995
California Municipal Finance Authority - Caritas Affordable Housing Inc	5.00%	8/15/2030	A-	1,050,000	1,050,841
California Municipal Finance Authority - CHF-Davis II LLC (BAM)	3.00%	5/15/2051	AA	2,500,000	1,940,454
California Municipal Finance Authority - CHF-Davis II LLC (BAM)	4.00%	5/15/2046	AA	3,000,000	2,962,919
California Statewide Communities Development Authority - CHF-Irvine LLC	5.00%	5/15/2035	Baa1	3,100,000	3,160,644
California Statewide Communities Development Authority - CHF-Irvine LLC	5.00%	5/15/2050	Baa1	1,400,000	1,413,099
California Statewide Communities Development Authority - CHF-Irvine LLC (BAM)	4.00%	5/15/2046	AA	1,000,000	984,794
CSCDA Community Improvement Authority Orange Portfolio CA†	3.00%	3/1/2057	NR	2,000,000	1,422,096
CSCDA Community Improvement Authority Parallel-Anaheim CA†	4.00%	8/1/2056	NR	995,000	874,186
CSCDA Community Improvement Authority Pasadena Portfolio CA†	2.65%	12/1/2046	NR	3,425,000	2,778,746
CSCDA Community Improvement Authority Pasadena Portfolio CA†	4.00%	12/1/2056	NR	1,000,000	766,808
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR	3,000,000	2,190,195
Total					41,662,770

Lease Obligations 0.96%
California State Public Works Board	4.00%	11/1/2046	Aa3	2,500,000	2,519,558
County of Santa Barbara CA COPS AMT	5.00%	12/1/2036	AA	3,395,000	3,573,042
Total					6,092,600

Other Revenue 1.55%
California Infrastructure & Economic Development Bank - California Academy of Sciences	3.25%	8/1/2029	A2	2,050,000	2,012,288
California Infrastructure & Economic Development Bank - Los Angeles County Museum of Natural History Foundation	4.00%	7/1/2050	A2	4,000,000	3,957,654
California School Finance Authority - Aspire Public Schools Obligated Group†	4.00%	8/1/2051	BBB	785,000	671,960

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%		8/1/2038	BBB-	$1,000,000	$1,025,880
California School Finance Authority - Kipp SoCal Public Schools Obligated†	5.00%		7/1/2034	BBB	600,000	600,605
Commonwealth of Puerto Rico GO	5.069%	#(a)	11/1/2051	NR	2,417,316	1,525,931
Total						9,794,318

Pollution Control 0.26%
California Municipal Finance Authority - Republic Services Inc AMT	3.875%	#(a)	3/1/2054	BBB+	1,600,000	1,624,602

Power 1.03%
Southern California Public Power Authority	5.25%		7/1/2053	Aa2	3,180,000	3,542,240
Southern California Public Power Authority - Los Angeles Department of Water & Power System Revenue	5.25%		7/1/2053	Aa2	2,700,000	3,007,563
Total						6,549,803

Pre-Refunded 0.11%
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+	555,000	704,035

Special Tax 2.98%
City of Irvine CA	5.00%		9/2/2028	NR	1,000,000	1,014,809
City of Irvine CA Special Tax	5.00%		9/1/2044	NR	500,000	501,158
City of Irvine CA Special Tax (BAM)	5.25%		9/1/2053	AA	3,000,000	3,322,339
City of Roseville Westpark Community Facilities District No 1 CA Special Tax	5.00%		9/1/2031	NR	1,000,000	1,012,006
County of Los Angeles Community Facilities District No. CA Special Tax	5.00%		9/1/2052	NR	1,500,000	1,532,144
County of Orange CA Community Facilities District No 2023-1	5.50%		8/15/2053	NR	1,375,000	1,456,058
Inland Valley Development Agency CA Tax Allocation	5.25%		9/1/2037	A+	1,325,000	1,327,385
Irvine Facilities Financing Authority - City of Irvine Community Facilities District No 2013-3 CA Special Tax (BAM)	5.25%		9/1/2053	AA	5,160,000	5,777,897
Poway Unified School District Public Financing Authority CA Special Tax (BAM)	5.00%		9/1/2035	AA+	1,770,000	1,803,214
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%		9/1/2052	AA	1,000,000	1,083,704
Total						18,830,714

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 4.63%
City of Sacramento Transient Occupancy Tax Revenue CA	5.00%		6/1/2048	A1	$1,000,000	$1,027,249
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%		8/1/2037	AA	1,700,000	1,881,868
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%		10/1/2026	NR	1,925,000	1,968,405
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%		10/1/2039	NR	2,000,000	2,069,540
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2051	NR	1,283,000	301,879
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	503,000	497,960
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	4,283,000	4,240,085
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	7,000	6,698
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	7,298,854	7,226,243
River Islands Public Financing Authority Community Facs District No 2023-1 Area 2 CA(b)	5.00%		9/1/2048	NR	1,650,000	1,669,740
San Diego Unified School District CA GO	3.00%		7/1/2044	Aa2	4,400,000	3,703,512
San Leandro Unified School District CA GO	5.25%		8/1/2048	AA-	2,100,000	2,331,539
San Rafael City High School District CA GO	5.25%		8/1/2052	Aa2	1,215,000	1,319,465
Tustin Community Facilities District CA Special Tax	5.00%		9/1/2037	A	1,000,000	1,014,577
Total						29,258,760

Taxable Revenue - Water & Sewer 0.44%
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3	1,100,000	1,164,543
Los Angeles Department of Water & Power Water System Revenue CA	4.55%	#(a)	7/1/2045	Aa2	1,640,000	1,640,000
Total						2,804,543

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco 2.72%
California Statewide Financing Authority	Zero Coupon	6/1/2046	WD		$8,675,000	$2,251,580
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR		10,000,000	516,205
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR		21,500,000	2,399,825
Golden State Tobacco Securitization Corp. CA	5.00%	6/1/2051	BBB+		5,200,000	5,390,763
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC		3,000,000	231,944
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	WD		5,000,000	1,935,407
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	WD		2,250,000	213,339
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-		2,500,000	495,656
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	5.00%	6/1/2048	BBB+		3,675,000	3,772,948
Total						17,207,667

Transportation 21.71%
Alameda Corridor Transportation Authority CA (AGM)	Zero Coupon	10/1/2051	AA		1,000,000	554,526
Alameda Corridor Transportation Authority CA (AGM)	Zero Coupon	10/1/2053	AA		5,000,000	1,211,265
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2052	AA		9,000,000	9,702,235
Bay Area Toll Authority CA	5.00%	4/1/2054	AA		2,720,000	2,968,036
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AGM) AMT	4.375%	7/1/2049	AA		1,000,000	989,018
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2049	A		1,000,000	1,080,929
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2054	A		2,350,000	2,528,678
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	4.00%	12/31/2047	BB+	(c)	1,000,000	904,815
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2034	BB+	(c)	1,700,000	1,756,539
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2035	BB+	(c)	1,205,000	1,243,857

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(c)	$3,565,000	$3,621,178
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2047	BB+	(c)	6,500,000	6,560,516
City of Fresno Airport Revenue CA (BAM) AMT	5.00%	7/1/2048	AA		3,220,000	3,391,995
City of Long Beach Airport System Revenue CA (AGM) AMT	5.25%	6/1/2047	AA		1,330,000	1,423,965
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-		2,000,000	1,891,782
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2032	NR		105,000	114,706
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2032	AA-		1,895,000	2,061,084
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2051	AA-		4,000,000	4,154,438
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2047	AA		3,000,000	3,207,299
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2048	AA-		2,000,000	2,064,942
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2048	AA-		2,000,000	2,149,709
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2036	AA		1,100,000	1,247,721
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2047	AA		7,000,000	7,621,662
County of Sacramento Airport System Revenue CA	5.00%	7/1/2041	A		1,130,000	1,153,704
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A		1,500,000	1,085,343
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A		1,225,000	1,194,594
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A		4,010,000	3,910,466
Foothill-Eastern Transportation Corridor Agency CA	6.85%	1/15/2042	A		1,150,000	1,376,871
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2031	A		1,750,000	1,879,460
Port Commission of the City & County of San Francisco CA AMT	5.00%	3/1/2030	Aa3		1,415,000	1,416,587

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Riverside County Transportation Commission CA	4.00%	6/1/2047	A-	$3,520,000	$3,371,146
San Diego County Regional Airport Authority CA	5.00%	7/1/2039	A2	1,550,000	1,725,824
San Diego County Regional Airport Authority CA AMT	4.00%	7/1/2046	A2	3,750,000	3,582,884
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2051	A2	3,500,000	3,635,328
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2053	A1	3,615,000	3,781,001
San Francisco City & County Airport Comm-San Francisco International Airport CA	5.00%	5/1/2052	A1	1,025,000	1,109,030
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2031	A1	6,500,000	7,024,683
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2045	A+	1,515,000	1,557,046
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2052	A1	7,100,000	7,398,245
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2049	A1	3,600,000	3,890,212
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.75%	5/1/2048	A1	2,000,000	2,234,716
San Joaquin Hills Transportation Corridor Agency CA	4.00%	1/15/2044	A	4,932,000	4,912,088
San Joaquin Hills Transportation Corridor Agency CA	4.00%	1/15/2050	A	1,825,000	1,766,407
San Joaquin Hills Transportation Corridor Agency CA	5.25%	1/15/2044	A-	8,920,000	8,977,276
San Joaquin Hills Transportation Corridor Agency CA	5.25%	1/15/2049	A-	6,930,000	6,970,879
San Joaquin Hills Transportation Corridor Agency CA (NATL)	Zero Coupon	1/15/2036	Baa2	1,450,000	922,430
Total					137,327,115

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 13.55%
California Community Choice Financing Authority	4.00%	#(a)	2/1/2052	A1	$4,000,000	$4,009,619
California Community Choice Financing Authority	4.00%	#(a)	10/1/2052	A2	2,925,000	2,943,476
California Community Choice Financing Authority	5.00%	#(a)	2/1/2054	A1	2,500,000	2,651,031
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	1,125,000	1,202,590
California Pollution Control Financing Authority - Poseidon Resources Channelside LP†	5.00%		11/21/2045	Baa3	3,870,000	3,994,149
City of Burbank Electric Revenue CA	5.00%		6/1/2053	AA-	3,790,000	4,093,916
City of Glendale Electric Revenue CA	5.00%		2/1/2048	A+	2,275,000	2,497,577
City of Glendale Electric Revenue CA	5.00%		2/1/2054	A+	2,500,000	2,718,768
City of Los Angeles Wastewater System Revenue CA	5.00%		6/1/2043	AA+	3,125,000	3,125,167
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	1,000,000	1,124,677
East Bay Municipal Utility District Water System Revenue CA	5.00%		6/1/2054	AAA	2,000,000	2,207,677
Guam Power Authority (AGM)	5.00%		10/1/2034	AA	705,000	707,301
Guam Waterworks Authority Water And Wastewater System	5.00%		7/1/2042	A-	1,500,000	1,623,494
Indio Electric Financing Authority - Imperial Irrigation District Electric System Revenue CA	5.25%		1/1/2053	A1	3,685,000	4,038,128
Long Beach Bond Finance Authority CA	5.171% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A1	1,000,000	1,010,951
Los Angeles Department of Water & Power CA	5.00%		7/1/2043	Aa2	2,000,000	2,209,693
Los Angeles Department of Water & Power CA	5.00%		7/1/2048	Aa2	2,000,000	2,150,353
Los Angeles Department of Water & Power CA	5.00%		7/1/2051	Aa2	1,200,000	1,293,648
Los Angeles Department of Water & Power CA	5.00%		7/1/2052	Aa2	4,645,000	5,046,357
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		7/1/2052	AA+	1,745,000	1,898,295
Modesto Irrigation District CA	5.25%		10/1/2048	A+	3,060,000	3,399,686
Northern California Energy Authority	4.00%	#(a)	7/1/2049	A2	3,750,000	3,750,000
Northern California Energy Authority	5.00%	#(a)	12/1/2054	Aa3	5,000,000	5,358,585

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		$700,000	$657,958
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	4.00%		7/1/2047	NR		1,000,000	902,173
Sacramento Municipal Utility District CA	5.00%	#(a)	8/15/2049	AA-		1,925,000	1,947,641
Sacramento Municipal Utility District CA	5.00%		11/15/2054	Aa2		1,000,000	1,105,239
Southern California Public Power Authority	5.00%		11/1/2033	A2		3,575,000	3,741,444
Southern California Public Power Authority	5.214% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A2		815,000	752,569
Southern California Public Power Authority - City of Anaheim Electric System Revenue CA	5.00%	#(a)	4/1/2055	A2		5,500,000	5,828,546
Southern California Public Power Authority - Los Angeles Department of Water & Power	5.00%		7/1/2053	Aa2		2,000,000	2,200,361
Southern California Public Power Authority - Los Angeles Department of Water & Power System Revenue	5.00%		7/1/2038	AA-		1,000,000	1,002,392
Stockton Public Financing Authority CA (BAM)	5.00%		9/1/2029	AA		1,000,000	1,002,010
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2025	BBB+	(c)	1,130,000	1,141,575
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2032	BBB+	(c)	1,090,000	1,139,474
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2034	BBB+	(c)	300,000	313,112
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2035	BBB+	(c)	200,000	208,541
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2038	BBB+	(c)	650,000	668,520
Total							85,666,693
Total Investments in Securities 99.49% (cost $624,252,873)							629,193,197
Other Assets and Liabilities – Net(e) 0.51%							3,212,451
Net Assets 100.00%							$632,405,648

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
LIBOR	London Interbank Offered Rate.

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND June 30, 2024

NATL	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2024, the total value of Rule 144A securities was $46,047,544, which represents 7.28% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2024	39	Short	$(4,578,796)	$(4,614,188)	$(35,392)

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$629,193,197	$–	$629,193,197
Total	$–	$629,193,197	$–	$629,193,197
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(35,392)	–	–	(35,392)
Total	$(35,392)	$–	$–	$(35,392)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.34%

MUNICIPAL BONDS 98.34%

Corporate-Backed 3.08%
New Jersey Economic Development Authority - NYNJ Link Borrower LLC (AGM) AMT	5.00%	1/1/2031	AA	$225,000	$225,241
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.00%	1/1/2028	A-	100,000	100,082
New Jersey Economic Development Authority - United Airlines Inc	5.25%	9/15/2029	BB-	1,675,000	1,676,620
New Jersey Economic Development Authority - United Airlines Inc	5.50%	6/1/2033	BB-	650,000	654,067
New Jersey Infrastructure Bank	2.125%	9/1/2046	AAA	400,000	257,383
Salem County Pollution Control Financing Authority - Constellation Energy Generation LLC NJ AMT	4.45%	3/1/2025	Baa1	1,015,000	1,016,997
Total					3,930,390

Education 14.18%
Camden County Improvement Authority - KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2047	BBB	500,000	539,816
Gloucester County Improvement Authority - Rowan University NJ (BAM)	5.00%	7/1/2054	AA	1,000,000	1,069,848
Hudson County Improvement Authority NJ	4.00%	6/1/2049	AA	500,000	486,323
Middlesex County Improvement Authority - Rutgers The State University of New Jersey	5.00%	8/15/2053	Aa3	1,960,000	2,113,587
Middlesex County Improvement Authority NJ GTD	4.00%	8/15/2053	AAA	1,000,000	976,665
New Jersey Economic Development Authority - Provident Group-Montclair Properties LLC (AGM)	5.00%	6/1/2042	AA	500,000	512,604
New Jersey Educational Facilities Authority	5.00%	9/1/2036	A2	290,000	322,551
New Jersey Educational Facilities Authority	5.25%	9/1/2053	A2	750,000	807,968
New Jersey Educational Facilities Authority - Montclair State University Inc (AGM)	5.00%	7/1/2041	AA	780,000	873,110
New Jersey Educational Facilities Authority - Montclair State University Inc (AGM)	5.00%	7/1/2044	AA	500,000	552,145

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority - New Jersey City University Inc (AGM)	4.00%	7/1/2036	AA	$745,000	$725,022
New Jersey Educational Facilities Authority - Ramapo College of New Jersey (AGM)	4.00%	7/1/2041	AA	545,000	532,501
New Jersey Educational Facilities Authority - Seton Hall University	4.00%	7/1/2046	BBB+	545,000	495,426
New Jersey Educational Facilities Authority - Seton Hall University	5.00%	7/1/2034	BBB+	325,000	331,726
New Jersey Educational Facilities Authority - Seton Hall University (AGM)	3.25%	7/1/2049	AA	400,000	330,544
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	3.00%	7/1/2050	BBB+	1,005,000	738,383
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	4.00%	7/1/2050	BBB+	200,000	178,943
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	5.00%	7/1/2030	BBB+	530,000	549,821
New Jersey Educational Facilities Authority - Stockton University - Stockton University	5.00%	7/1/2041	A3	800,000	812,006
New Jersey Educational Facilities Authority - Trustees of Princeton University	5.25%	3/1/2054	AAA	3,385,000	3,779,905
New Jersey Educational Facilities Authority - William Paterson University of New Jersey (AGM)	3.00%	7/1/2039	AA	250,000	224,248
New Jersey Educational Facilities Authority - William Paterson University of New Jersey (AGM)	3.00%	7/1/2040	AA	250,000	219,496
New Jersey Higher Education Student Assistance Authority AMT	2.50%	12/1/2040	AA	500,000	447,020
New Jersey Higher Education Student Assistance Authority AMT	3.25%	12/1/2039	Aa1	335,000	311,235
New Jersey Institute of Technology	5.00%	7/1/2033	A1	170,000	183,571
Total					18,114,464

Financial Services 0.16%
New Jersey Higher Education Student Assistance Authority AMT	5.00%	12/1/2028	Aaa	200,000	206,122

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation 11.10%
City of Atlantic City NJ GO (AGM) (ST AID WITHHLDG)	5.00%		3/1/2037	AA	$540,000	$557,020
City of Atlantic City NJ GO (BAM) (ST AID WITHHLDG)	5.00%		3/1/2042	AA	750,000	767,558
City of Jersey City NJ GO	4.00%		2/15/2036	A1	750,000	758,778
City of Newark Mass Transit Access Tax Revenue NJ (AGM)	5.375%		11/15/2052	AA	855,000	948,150
City of Summit NJ GO	4.00%		7/15/2041	AAA	500,000	512,861
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR	6,674	6,674
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	52,676	35,221
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	180,626	110,859
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	40,933	41,087
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	36,793	36,214
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	31,578	30,489
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	22,763	22,960
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	45,175	47,171
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	44,442	47,727
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	43,166	48,017
County of Atlantic NJ GO	4.00%		3/15/2039	AA	450,000	463,749
County of Hudson NJ GO	2.00%		11/15/2035	AA	935,000	734,965
Cumberland County Improvement Authority NJ GTD (BAM)	4.00%		10/1/2048	AA	750,000	719,152
New Jersey Economic Development Authority - New Jersey Transit Corp	5.25%		11/1/2047	A2	840,000	912,341
New Jersey Health Care Facilities Financing Authority	5.00%		10/1/2037	A2	1,000,000	1,036,023
New Jersey Infrastructure Bank	5.00%		9/1/2052	AAA	500,000	544,942
New Jersey Transportation Trust Fund Authority	4.25%		6/15/2044	A2	500,000	502,957
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2046	A2	750,000	821,426
Rutherford Board of Education NJ GO	2.50%		12/15/2034	AA-	1,000,000	841,116
State of New Jersey GO	2.50%		6/1/2038	A1	1,020,000	812,250
State of New Jersey GO	5.00%		6/1/2040	A1	750,000	802,990
Township of Berkeley Heights NJ GO	4.00%		7/1/2041	Aa1	785,000	802,274
Union County Improvement Authority	4.125%		4/15/2054	Aaa	250,000	249,161
Union County Utilities Authority - Covanta Union LLC NJ GTD AMT	4.75%		12/1/2031	AA+	965,000	964,965
Total						14,179,097

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 11.25%
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	$220,000	$217,657
New Jersey Health Care Facilities Financing Authority - AtlantiCare Health System Obligated Group	2.375%	7/1/2046	AA-	695,000	448,534
New Jersey Health Care Facilities Financing Authority - Inspira Health Obligated Group	4.00%	7/1/2047	A2	885,000	833,898
New Jersey Health Care Facilities Financing Authority - Inspira Health Obligated Group	5.00%	7/1/2035	A2	460,000	476,100
New Jersey Health Care Facilities Financing Authority - Inspira Health Obligated Group	5.00%	7/1/2042	A2	1,115,000	1,136,943
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-	1,190,000	907,485
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	4.00%	7/1/2051	AA-	1,350,000	1,295,403
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%	7/1/2043	AA-	1,925,000	1,956,308
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.25%	7/1/2054	AA-	1,500,000	1,635,697
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-	1,300,000	1,168,377
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2027	BBB-	100,000	101,252
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2041	BBB-	750,000	752,269
New Jersey Health Care Facilities Financing Authority - University Hospital (AGM)	5.00%	7/1/2046	AA	1,000,000	1,005,151
New Jersey Health Care Facilities Financing Authority - University of Pennsylvania Health System Obligated Group	5.00%	7/1/2039	AA	1,000,000	1,021,539
New Jersey Health Care Facilities Financing Authority - Valley Health System Obligated Group	4.00%	7/1/2044	A	1,055,000	1,032,222

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - Valley Health System Obligated Group	5.00%	7/1/2030	A	$355,000	$379,362
Total					14,368,197

Housing 0.06%
New Jersey Housing & Mortgage Finance Agency (HUD)	3.15%	5/1/2053	AA-	100,000	73,933

Lease Obligations 14.61%
Gloucester County Improvement Authority - Rowan University NJ (AGM)	5.00%	11/1/2029	AA	295,000	305,172
Gloucester County Improvement Authority - Rowan University NJ (AGM)	5.00%	11/1/2030	AA	290,000	300,131
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	A-	1,660,000	1,661,189
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-	210,000	210,157
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%	6/15/2035	A2	750,000	793,615
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	4.00%	6/15/2049	A2	1,390,000	1,336,324
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2029	A2	500,000	521,003
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2047	A2	540,000	551,012
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2048	A2	500,000	513,675
New Jersey Educational Facilities Authority - State of New Jersey Department of the Treasury	5.00%	9/1/2033	A2	1,070,000	1,072,165
New Jersey Health Care Facilities Financing Authority	5.00%	10/1/2038	A2	520,000	537,319
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2031	A2	1,980,000	1,497,361
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2038	A2	1,120,000	634,020

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority	4.00%	12/15/2039	A2	$660,000	$658,488
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2050	A2	1,360,000	1,297,386
New Jersey Transportation Trust Fund Authority	4.25%	12/15/2038	A2	470,000	476,731
New Jersey Transportation Trust Fund Authority	4.75%	6/15/2038	A2	980,000	987,611
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2030	A+	545,000	558,310
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2031	A+	400,000	409,391
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2036	A2	935,000	984,519
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2	1,380,000	1,380,702
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2041	A2	235,000	237,569
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2043	A2	720,000	752,385
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	9/1/2036	A2	545,000	558,677
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.50%	9/1/2033	A2	410,000	424,634
Total					18,659,546

Miscellaneous 0.58%
Bergen County Improvement Authority - County of Bergen NJ	5.00%	6/1/2054	Aaa	675,000	739,269

Other Revenue 0.26%
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2041	NR	350,000	332,666

Special Tax 0.63%
New Jersey Economic Development Authority - NJ Metromall Urban Renewal Inc	6.50%	4/1/2028	Baa2	474,458	476,955
New Jersey Infrastructure Bank	2.00%	9/1/2046	AAA	520,000	325,431
Total					802,386

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 5.54%
Casino Reinvestment Development Authority, Inc. NJ	5.25%		11/1/2039	BBB+	$875,000	$876,869
Casino Reinvestment Development Authority, Inc. NJ	5.25%		11/1/2044	BBB+	310,000	310,374
Casino Reinvestment Development Authority, Inc. NJ (AGM)	5.00%		11/1/2032	AA	500,000	502,059
Garden State Preservation Trust NJ (AGM)	5.75%		11/1/2028	AA	1,205,000	1,268,397
New Jersey Infrastructure Bank	5.00%		9/1/2049	AAA	800,000	890,414
New Jersey Transportation Trust Fund Authority	3.00%		6/15/2050	A2	540,000	413,541
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2029	NR	18,000	14,875
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	235,000	178,751
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	646,000	450,312
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2051	NR	2,675,000	629,405
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	96,000	95,038
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	492,000	487,070
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	18,000	17,222
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	19,000	19,092
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	380,000	381,835
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	267,000	264,344
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	40,000	39,563
Territory of Guam	4.00%		1/1/2042	Baa3	250,000	241,340
Total						7,080,501

Taxable Revenue - Water & Sewer 0.82%
Jersey City Municipal Utilities Authority Sewer Fund NJ (AGM)	5.25%		10/15/2054	AA	500,000	553,766
New Jersey Economic Development Authority - New Jersey-American Water Co Inc AMT	3.75%	#(a)	11/1/2034	A+	500,000	493,576
Total						1,047,342

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco 2.43%
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB-	$2,045,000	$2,064,434
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+	1,000,000	1,034,236
Total					3,098,670

Transportation 28.90%
Delaware River & Bay Authority	4.00%	1/1/2044	A+	500,000	500,976
Delaware River & Bay Authority	5.00%	1/1/2039	A+	500,000	550,895
Delaware River & Bay Authority	5.00%	1/1/2049	A+	1,250,000	1,346,084
Delaware River Joint Toll Bridge Commission PA	3.00%	7/1/2049	A+	1,025,000	782,460
Delaware River Port Authority PA	5.00%	1/1/2040	A+	600,000	640,108
New Jersey Economic Development Authority - New Jersey Transit Corp	4.00%	11/1/2044	A2	275,000	270,617
New Jersey Economic Development Authority - NYNJ Link Borrower LLC (AGM) AMT	5.125%	1/1/2039	AA	925,000	925,810
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%	10/1/2047	Baa2	930,000	943,285
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2050	A2	1,080,000	1,030,277
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2028	A+	1,000,000	1,026,505
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2050	A2	2,350,000	2,570,455
New Jersey Transportation Trust Fund Authority	5.50%	6/15/2050	A2	500,000	551,617
New Jersey Turnpike Authority	4.00%	1/1/2043	AA-	610,000	614,397
New Jersey Turnpike Authority	4.00%	1/1/2048	AA-	1,000,000	983,489
New Jersey Turnpike Authority	5.00%	1/1/2030	AA-	715,000	742,018
New Jersey Turnpike Authority	5.00%	1/1/2034	AA-	615,000	636,596
New Jersey Turnpike Authority	5.00%	1/1/2042	AA-	270,000	298,261
New Jersey Turnpike Authority	5.00%	1/1/2046	AA-	1,250,000	1,359,894
New Jersey Turnpike Authority	5.00%	1/1/2048	AA-	840,000	875,148
New Jersey Turnpike Authority	5.25%	1/1/2052	AA-	1,110,000	1,214,848
New Jersey Turnpike Authority	5.25%	1/1/2054	AA-	1,500,000	1,654,881
New Jersey Turnpike Authority (AGM)	5.25%	1/1/2028	AA	810,000	869,279
Port Authority of New York & New Jersey	4.00%	9/1/2043	AA-	870,000	856,364
Port Authority of New York & New Jersey	5.00%	12/1/2035	AA-	500,000	582,688
Port Authority of New York & New Jersey	5.00%	7/15/2038	AA-	710,000	751,181

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey	5.00%		7/15/2045	AA-	$500,000	$556,051
Port Authority of New York & New Jersey	5.00%		7/15/2053	AA-	250,000	271,227
Port Authority of New York & New Jersey	5.00%		7/15/2053	AA-	500,000	542,455
Port Authority of New York & New Jersey	5.25%		8/1/2052	AA-	1,330,000	1,459,188
Port Authority of New York & New Jersey AMT	5.00%		9/15/2032	AA-	630,000	653,956
Port Authority of New York & New Jersey AMT	5.00%		9/15/2033	AA-	1,105,000	1,147,026
Port Authority of New York & New Jersey AMT	5.00%		9/15/2034	AA-	275,000	285,362
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	AA-	545,000	595,499
Port Authority of New York & New Jersey AMT	5.00%		10/15/2036	AA-	1,410,000	1,412,289
Port Authority of New York & New Jersey AMT	5.00%		11/15/2041	AA-	500,000	505,996
Port Authority of New York & New Jersey AMT	5.00%		12/1/2044	AA-	500,000	531,231
South Jersey Port Corp. NJ AMT	5.00%		1/1/2048	A3	1,705,000	1,739,546
South Jersey Transportation Authority NJ	5.00%		11/1/2039	BBB+	1,490,000	1,492,611
South Jersey Transportation Authority NJ	5.25%		11/1/2052	BBB+	1,460,000	1,554,059
South Jersey Transportation Authority NJ (BAM)	4.00%		11/1/2050	AA	1,080,000	1,059,890
South Jersey Transportation Authority NJ (BAM)	5.00%		11/1/2045	AA	500,000	528,688
Total						36,913,207

Utilities 4.74%
Guam Power Authority (AGM)	5.00%		10/1/2034	AA	400,000	401,306
New Jersey Economic Development Authority - Middlesex Water Co AMT	4.00%		8/1/2059	A+	500,000	460,533
New Jersey Economic Development Authority - New Jersey Natural Gas Co	3.50%		4/1/2042	A1	1,680,000	1,463,003
New Jersey Economic Development Authority - New Jersey Natural Gas Co AMT	3.00%		8/1/2041	A1	1,000,000	819,043
New Jersey Economic Development Authority - New Jersey-American Water Co Inc AMT	2.20%	#(a)	10/1/2039	A+	500,000	440,363
New Jersey Economic Development Authority - UMM Energy Partners LLC AMT	4.75%		6/15/2032	Baa2	1,000,000	1,000,042

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Passaic Valley Sewerage Commission NJ (AGM)	3.00%	12/1/2038	AA	$1,000,000	$852,732
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2042	NR	380,000	357,177
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%	7/1/2030	NR	250,000	263,298
Total					6,057,497
Total Investments in Securities 98.34% (cost $128,771,627)					125,603,287
Other Assets and Liabilities – Net(b) 1.66%					2,121,438
Net Assets 100.00%					$127,724,725

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2024, the total value of Rule 144A securities was $620,475, which represents 0.49% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2024	9	Short	$(1,056,645)	$(1,064,812)	$(8,167)

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$125,603,287	$–	$125,603,287
Total	$–	$125,603,287	$–	$125,603,287
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(8,167)	–	–	(8,167)
Total	$(8,167)	$–	$–	$(8,167)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND June 30, 2024

Investment Type	Municipal Bonds
Balance as of October 1, 2023	$1,132,981
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3(a)	(1,132,981)
Balance as of June 30, 2024	$–
Change in unrealized appreciation/depreciation for the period ended June 30, 2024, related to Level 3 investments held at June 30, 2024	$–

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of mark quotations in accordance with valuation methodology.

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.16%

MUNICIPAL BONDS 97.16%

Corporate-Backed 9.44%
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	Zero Coupon		7/15/2047	Ba1		$250,000	$84,576
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	4.50%		1/1/2025	NR		100,000	100,103
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		250,000	251,262
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+		1,275,000	1,272,224
New York Liberty Development Corp.	2.10%		11/15/2032	A+		2,790,000	2,331,068
New York Liberty Development Corp.	2.875%		11/15/2046	A+		7,355,000	5,397,978
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR		8,655,000	8,663,548
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR		750,000	752,313
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR		1,000,000	1,005,272
New York Liberty Development Corp. - Goldman Sachs Headquarters LLC	5.25%		10/1/2035	A2		7,215,000	8,339,645
New York Liberty Development Corp. - Goldman Sachs Headquarters LLC	5.50%		10/1/2037	A2		3,650,000	4,331,261
New York Liberty Development Corp. - One Bryant Park LLC	2.80%		9/15/2069	Baa1		4,630,000	4,164,787
New York State Energy Research & Development Authority - New York State Electric & Gas Corp	4.00%		4/1/2034	A-		2,030,000	2,029,134
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+		500,000	490,345
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+		1,500,000	1,387,941
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+		1,000,000	1,035,293
New York Transportation Development Corp. - American Airlines Inc AMT	2.25%		8/1/2026	BB-	(b)	155,000	151,145
New York Transportation Development Corp. - American Airlines Inc AMT	3.00%		8/1/2031	BB-	(b)	1,000,000	942,963
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+		1,300,000	1,379,709

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%	8/1/2036	B+		$1,025,000	$1,092,065
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%	12/1/2038	Baa1		2,600,000	2,582,295
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%	11/1/2042	B		1,750,000	1,645,702
Westchester County Local Development Corp. - Miriam Osborn Memorial Home Association Obligated Group NY	5.00%	7/1/2034	A	(b)	200,000	207,295
Total						49,637,924

Education 10.45%
Build NYC Resource Corp. - East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2042	BB		1,000,000	1,065,861
Build NYC Resource Corp. - Kipp NYC Public Charter Schools NY	5.25%	7/1/2052	BBB-		1,250,000	1,295,381
Build NYC Resource Corp. - Manhattan College NY	5.00%	8/1/2033	BBB+		1,125,000	1,155,757
Build NYC Resource Corp. - New York Law School	5.00%	7/1/2041	BBB-		1,175,000	1,159,185
Build NYC Resource Corp. - Packer Collegiate Institute NY	5.00%	6/1/2040	A2		1,000,000	1,004,184
City of New Rochelle - Iona College NY	5.00%	7/1/2028	BBB		205,000	207,370
City of New Rochelle - Iona College NY	5.00%	7/1/2029	BBB		250,000	252,995
City of New Rochelle - Iona College NY	5.00%	7/1/2030	BBB		220,000	222,627
City of New Rochelle - Iona College NY	5.00%	7/1/2031	BBB		200,000	202,349
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2045	BBB-		1,000,000	1,015,232
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2051	BBB-		1,000,000	1,005,492
Dutchess County Local Development Corp. - Culinary Institute of America NY	4.00%	7/1/2035	Baa2		1,145,000	1,128,423
Dutchess County Local Development Corp. - Culinary Institute of America NY	4.00%	7/1/2037	Baa2		965,000	937,940
Dutchess County Local Development Corp. - Culinary Institute of America NY	4.00%	7/1/2040	Baa2		425,000	396,766
Dutchess County Local Development Corp. - Culinary Institute of America NY	5.00%	7/1/2033	Baa2		390,000	397,523

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Dutchess County Local Development Corp. - Culinary Institute of America NY	5.00%	7/1/2041	Baa2	$200,000	$202,123
Dutchess County Local Development Corp. - Culinary Institute of America NY	5.00%	7/1/2046	Baa2	275,000	276,632
Dutchess County Local Development Corp. - Marist College NY	5.00%	7/1/2043	A2	2,120,000	2,198,086
Dutchess County Local Development Corp. - Millbrook School NY	4.00%	9/1/2051	A	1,530,000	1,406,025
Dutchess County Local Development Corp. - Vassar College NY	5.00%	7/1/2034	Aa3	275,000	287,816
Hempstead Town Local Development Corp. - Adelphi University NY	5.00%	6/1/2029	A-	500,000	533,287
Hempstead Town Local Development Corp. - Adelphi University NY	5.00%	6/1/2030	A-	200,000	216,078
Hempstead Town Local Development Corp. - Adelphi University NY	5.00%	6/1/2031	A-	565,000	617,637
Hempstead Town Local Development Corp. - Adelphi University NY	5.00%	6/1/2032	A-	330,000	358,238
Hempstead Town Local Development Corp. - Hofstra University NY	5.00%	7/1/2042	A	545,000	559,739
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2034	BBB	825,000	838,444
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2037	BBB	630,000	635,871
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2039	BBB	555,000	557,765
Monroe County Industrial Development Corp. - University of Rochester NY	5.00%	7/1/2031	AA-	350,000	368,171
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGM)	3.00%	3/1/2049	AA	2,050,000	1,548,655
New York State Dormitory Authority - Barnard College	4.00%	7/1/2034	A3	460,000	461,563
New York State Dormitory Authority - Barnard College	4.00%	7/1/2036	A3	325,000	326,340
New York State Dormitory Authority - Barnard College	4.00%	7/1/2037	A3	750,000	751,226
New York State Dormitory Authority - Cornell University	5.50%	7/1/2054	Aa1	5,625,000	6,416,304
New York State Dormitory Authority - Fordham University	5.00%	7/1/2035	A	550,000	564,461

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	A-	$2,200,000	$2,208,272
New York State Dormitory Authority - Iona College	5.00%	7/1/2046	BBB	375,000	380,400
New York State Dormitory Authority - New School	4.00%	7/1/2047	A3	1,000,000	960,459
New York State Dormitory Authority - New School	5.00%	7/1/2028	A3	780,000	800,595
New York State Dormitory Authority - New York Institute of Technology NY	5.25%	7/1/2049	BBB	2,355,000	2,535,642
New York State Dormitory Authority - New York Institute of Technology NY	5.25%	7/1/2054	BBB	1,485,000	1,585,464
New York State Dormitory Authority - Pratt Institute	5.00%	7/1/2039	A2	1,045,000	1,061,479
New York State Dormitory Authority - St John’s University	5.00%	7/1/2027	A-	250,000	252,988
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	2/15/2041	NR	5,000	5,279
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2037	BBB-	1,000,000	1,044,586
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-	1,000,000	1,021,663
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2038	Baa2	150,000	139,672
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2040	Baa2	300,000	272,135
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2041	Baa2	415,000	372,713
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2035	Baa2	365,000	379,512
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2036	Baa2	465,000	482,271
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2046	Baa2	600,000	600,500
Schenectady County Capital Resource Corp. - Trustees of Union College NY	5.25%	7/1/2052	A1	740,000	803,306
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2037	Baa1	455,000	476,804

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%		9/1/2038	Baa1		$475,000	$494,505
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%		9/1/2041	Baa1		160,000	164,356
Troy Capital Resource Corp. - Rensselaer Polytechnic Institute NY	4.00%		9/1/2040	A3		1,000,000	975,992
Troy Capital Resource Corp. - Rensselaer Polytechnic Institute NY	5.00%		8/1/2032	A3		1,495,000	1,517,491
Troy Capital Resource Corp. - Rensselaer Polytechnic Institute NY	5.00%		9/1/2034	A3		1,200,000	1,295,591
Troy Capital Resource Corp. NY	4.00%		9/1/2034	A3		855,000	864,536
Troy Capital Resource Corp. NY	4.00%		9/1/2035	A3		395,000	397,608
Troy Capital Resource Corp. NY	4.00%		9/1/2036	A3		1,140,000	1,144,224
Westchester County Local Development Corp. - Miriam Osborn Memorial Home Association Obligated Group NY	5.00%		7/1/2042	A	(b)	450,000	460,412
Westchester County Local Development Corp. - Sarah Lawrence College NY	4.00%		6/1/2033	BBB-		1,710,000	1,650,554
Total							54,920,555

General Obligation 10.83%
City of Long Beach NY GO (BAM)	5.25%		7/15/2034	AA		510,000	568,338
City of Long Beach NY GO (BAM)	5.25%		7/15/2035	AA		400,000	444,998
City of Long Beach NY GO (BAM)	5.25%		7/15/2036	AA		300,000	332,655
City of Long Beach NY GO (BAM)	5.25%		7/15/2037	AA		810,000	895,043
City of Long Beach NY GO (BAM)	5.25%		7/15/2042	AA		500,000	540,093
City of New York NY GO	4.00%		4/1/2050	AA		2,455,000	2,402,204
City of New York NY GO	4.125%		8/1/2053	AA		2,230,000	2,203,034
City of New York NY GO	5.00%		8/1/2037	AA		1,150,000	1,310,033
City of New York NY GO	5.00%		10/1/2037	AA		2,500,000	2,612,233
City of New York NY GO	5.25%		9/1/2043	AA		1,150,000	1,280,229
City of New York NY GO	5.25%		10/1/2047	AA		3,840,000	4,227,640
City of New York NY GO	5.25%		3/1/2049	AA		2,500,000	2,774,134
City of New York NY GO	5.25%		4/1/2054	AA		1,500,000	1,656,919
City of New York NY GO	5.50%		5/1/2044	AA		2,085,000	2,350,179
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR		30,952	30,952
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR		244,309	163,353
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR		837,713	514,146

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	4.00%	7/1/2033	NR		$189,842	$190,555
Commonwealth of Puerto Rico GO	4.00%	7/1/2035	NR		170,642	167,956
Commonwealth of Puerto Rico GO	4.00%	7/1/2037	NR		146,457	141,408
Commonwealth of Puerto Rico GO	5.375%	7/1/2025	NR		105,570	106,484
Commonwealth of Puerto Rico GO	5.625%	7/1/2027	NR		209,517	218,775
Commonwealth of Puerto Rico GO	5.625%	7/1/2029	NR		206,118	221,354
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR		200,202	222,700
County of Nassau NY GO	4.00%	4/1/2053	Aa2		2,140,000	2,105,536
Hudson Yards Infrastructure Corp. NY	5.00%	2/15/2042	AA		3,000,000	3,093,204
Jefferson County Civic Facility Development Corp. - Samaritan Medical Center Obligated NY	5.00%	11/1/2037	BB		2,000,000	1,917,418
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	2/1/2051	AAA		3,750,000	3,603,562
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2040	AAA		2,000,000	2,263,235
New York State Dormitory Authority	5.00%	3/15/2053	AA+		2,500,000	2,708,428
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	4.00%	3/15/2044	AA+		2,540,000	2,498,133
New York State Thruway Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2053	AA+		1,550,000	1,671,231
New York State Urban Development Corp.	5.00%	3/15/2044	Aa1		3,000,000	3,330,415
New York State Urban Development Corp.	5.00%	3/15/2050	Aa1		5,000,000	5,451,498
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	5.00%	3/15/2050	Aa1		2,500,000	2,693,895
Total						56,911,970

Health Care 12.61%
Brookhaven Local Development Corp. - Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2045	BBB	(b)	1,000,000	907,550
Brookhaven Local Development Corp. - Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2055	BBB	(b)	1,000,000	856,572
Brookhaven Local Development Corp. - Long Island Community Hospital At NYU Langone Health Obligated NY	3.375%	10/1/2040	A		365,000	310,814

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Broome County Local Development Corp. - United Health Services Hospitals Obligated Group NY (AGM)	3.00%	4/1/2036	AA		$1,030,000	$928,251
Broome County Local Development Corp. - United Health Services Hospitals Obligated Group NY (AGM)	3.00%	4/1/2037	AA		1,500,000	1,333,959
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2025	B-		300,000	296,731
Buffalo & Erie County Industrial Land Development Corp. - Orchard Park CCRC Inc NY	5.00%	11/15/2037	BBB	(b)	1,000,000	1,007,191
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2044	BBB		1,250,000	1,180,775
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2049	BBB		3,620,000	3,320,346
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	5.00%	7/1/2035	BBB		1,765,000	1,790,282
Genesee County Funding Corp. - Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+		1,000,000	1,036,401
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	4.00%	12/1/2035	BBB+		600,000	594,922
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	4.00%	12/1/2036	BBB+		450,000	444,480
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	5.00%	12/1/2034	BBB+		250,000	254,895
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2027	A-		625,000	625,374
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2028	A-		2,045,000	2,046,706
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2033	A-		905,000	905,372

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York City Industrial Development Agency - Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	$2,115,000	$1,568,291
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2045	B-	2,895,000	2,128,102
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2032	B-	500,000	461,415
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	BB	1,000,000	994,531
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB	1,900,000	1,836,329
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2033	A-	4,340,000	4,356,900
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2034	A-	1,750,000	1,755,847
New York State Dormitory Authority - Maimonides Medical Center (FHA)	3.00%	2/1/2050	AA+	1,000,000	751,285
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2036	BBB-	475,000	464,647
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2037	BBB-	1,820,000	1,769,224
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2038	BBB-	1,540,000	1,481,887
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	9/1/2050	BBB-	5,500,000	4,941,670
New York State Dormitory Authority - Montefiore Obligated Group	5.00%	8/1/2035	BBB-	525,000	537,248
New York State Dormitory Authority - Northwell Health Obligated Group	4.00%	5/1/2045	A-	2,130,000	2,050,619
New York State Dormitory Authority - Northwell Health Obligated Group	5.00%	5/1/2028	A-	1,000,000	1,008,307
New York State Dormitory Authority - Northwell Health Obligated Group	5.00%	5/1/2038	A-	1,005,000	1,098,656
New York State Dormitory Authority - NYU Langone Hospitals Obligated Group	5.00%	7/1/2032	A+	810,000	829,743
New York State Dormitory Authority - NYU Langone Hospitals Obligated Group	5.00%	7/1/2033	A+	760,000	778,479
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-	1,000,000	831,124

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Oneida County Local Development Corp. - Mohawk Valley Health System Obligated Group NY (AGM)	4.00%	12/1/2049	AA		$4,645,000	$4,363,479
Onondaga Civic Development Corp. - Crouse Health Hospital Inc Obligated Group NY(c)	5.125%	8/1/2044	BB		1,250,000	1,270,102
Southold Local Development Corp. - Peconic Landing at Southold Inc NY	5.00%	12/1/2045	BBB-	(b)	1,000,000	1,000,161
Tompkins County Development Corp. - Kendal at Ithaca Inc NY	5.00%	7/1/2044	BBB+		920,000	920,340
Westchester County Health Care Corp Obligated Group NY	5.00%	11/1/2046	BBB-		2,240,000	2,092,517
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BBB-		100,000	100,130
Westchester County Health Care Corp Obligated Group NY	6.125%	11/1/2037	BBB-		40,000	40,098
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%	11/1/2049	AA		4,295,000	4,766,480
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%	11/1/2053	AA		1,640,000	1,817,507
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%	7/1/2035	Baa1		1,500,000	1,645,061
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%	7/1/2038	Baa1		750,000	814,739
Total						66,315,539

Housing 1.65%
New York City Housing Development Corp. - FC 8 Spruce Street Residential LLC NY	4.50%	2/15/2048	NR		1,000,000	997,549
New York City Housing Development Corp. NY	3.35%	11/1/2065	AA+		1,270,000	965,670
New York State Dormitory Authority	5.00%	7/1/2048	Aa3		1,040,000	1,120,512
New York State Dormitory Authority	5.00%	7/1/2053	Aa3		2,090,000	2,238,962
New York State Dormitory Authority - State University of New York Dormitory Facilities Revenue	5.00%	7/1/2042	Aa3		1,510,000	1,561,643
New York State Housing Finance Agency - New York State Housing Finance Agency	3.15%	11/1/2054	Aa2		1,000,000	776,857
Westchester County Local Development Corp. - Purchase Housing Corp II NY	5.00%	6/1/2047	BBB		1,000,000	1,001,259
Total						8,662,452

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligation 0.40%
New York City Transitional Finance Authority Building Aid Revenue NY (ST AID WITHHLDG)	5.00%	7/15/2035	AA	$2,035,000	$2,106,373

Other 0.50%
Build NYC Resource Corp. - Children’s Aid Society NY	4.00%	7/1/2049	A+	2,775,000	2,628,554

Other Revenue 3.69%
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	5.00%	7/15/2042	Ba1	3,000,000	3,048,502
Build NYC Resource Corp. - Shefa School NY†	5.00%	6/15/2051	NR	1,315,000	1,292,035
New York State Thruway Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2046	AA+	2,500,000	2,727,000
New York State Thruway Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2048	AA+	3,365,000	3,649,986
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%	11/15/2032	AA+	1,250,000	1,417,646
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%	5/15/2054	AA+	1,500,000	1,663,735
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.50%	5/15/2052	AA+	5,020,000	5,611,475
Total					19,410,379

Special Tax 2.22%
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2040	AA	1,975,000	1,685,315
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2046	AA	3,100,000	2,417,124
New York City Industrial Development Agency - Yankee Stadium LLC NY	4.00%	3/1/2045	Baa1	1,950,000	1,862,404
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGC)	Zero Coupon	3/1/2043	AA	425,000	179,399
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGC)	Zero Coupon	3/1/2044	AA	640,000	255,698

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2047	AA	$385,000	$129,890
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	4.237% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	3,590,000	3,563,820
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%		11/1/2037	AAA	1,370,000	1,576,005
Total						11,669,655

Tax Revenue 12.66%
Metropolitan Transportation Authority NY	5.00%		11/15/2034	AA	1,440,000	1,507,317
Metropolitan Transportation Authority NY	5.00%		11/15/2042	AA	2,555,000	2,633,779
Metropolitan Transportation Authority NY	5.25%		11/15/2032	AA	670,000	697,401
Metropolitan Transportation Authority NY	5.25%		11/15/2034	AA	455,000	473,292
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		5/1/2053	AAA	1,215,000	1,159,960
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		11/1/2032	AAA	1,555,000	1,615,415
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		5/1/2035	AAA	1,290,000	1,339,819
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		2/1/2037	AAA	2,145,000	2,187,038
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		2/1/2043	AAA	4,000,000	4,098,676
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		5/1/2053	AAA	2,500,000	2,692,619
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%		5/1/2051	AAA	6,205,000	6,897,724
New York City Transitional Finance Authority NY	5.00%		5/1/2046	AAA	1,600,000	1,750,163
New York City Transitional Finance Authority NY	5.25%		2/1/2053	AAA	1,750,000	1,937,759
New York City Transitional Finance Authority NY	5.50%		5/1/2047	AAA	5,000,000	5,708,178
New York Convention Center Development Corp. - New York City Hotel Unit Fee Revenue	5.00%		11/15/2040	A2	4,585,000	4,642,861
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%		3/15/2035	AA+	1,100,000	1,114,218

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.25%	3/15/2052	Aa1	$3,500,000	$3,872,491
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%	3/15/2043	AA+	2,550,000	2,657,264
New York State Urban Development Corp.	5.00%	3/15/2048	Aa1	3,950,000	4,322,119
New York State Urban Development Corp.	5.00%	3/15/2053	Aa1	1,835,000	1,994,612
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	163,000	134,704
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	708,000	538,535
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	710,000	494,925
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	7,476,000	1,759,039
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	489,000	484,100
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	858,000	849,403
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	64,000	61,234
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	153,000	153,739
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	381,835
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	1,199,000	1,187,072
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	180,000	178,031
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	1,922,000	1,922,413
Territory of Guam	4.00%	1/1/2042	Baa3	750,000	724,020
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.00%	5/15/2047	AA+	3,000,000	3,269,098
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.00%	5/15/2054	AA+	1,050,000	1,143,285
Total					66,584,138

Taxable Revenue - Water & Sewer 0.53%
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%	6/15/2054	AA+	2,500,000	2,770,499

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco 2.72%
Erie Tobacco Asset Securitization Corp. NY	Zero Coupon		6/1/2055	NR	$8,000,000	$626,586
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon		6/1/2060	NR	20,000,000	920,738
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon		6/1/2061	NR	10,000,000	468,562
Nassau County Tobacco Settlement Corp. NY	Zero Coupon		6/1/2060	NR	15,000,000	942,114
Nassau County Tobacco Settlement Corp. NY	5.125%		6/1/2046	CCC+	2,085,000	1,915,934
New York Counties Tobacco Trust IV	Zero Coupon		6/1/2060	NR	20,000,000	1,216,006
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon		8/15/2060	NR	10,575,000	708,658
Suffolk Tobacco Asset Securitization Corp. NY	Zero Coupon		6/1/2066	NR	7,700,000	763,491
TSASC, Inc. NY	5.00%		6/1/2034	A-	1,000,000	1,035,588
TSASC, Inc. NY	5.00%		6/1/2035	A-	300,000	310,035
TSASC, Inc. NY	5.00%		6/1/2036	A-	100,000	103,046
TSASC, Inc. NY	5.00%		6/1/2041	A-	545,000	554,436
TSASC, Inc. NY	5.00%		6/1/2048	NR	3,300,000	2,937,207
Westchester Tobacco Asset Securitization Corp. NY	5.125%		6/1/2051	BB-	1,845,000	1,780,955
Total						14,283,356

Transportation 24.19%
Buffalo & Fort Erie Public Bridge Authority NY	5.00%		1/1/2034	A+	600,000	620,995
Metropolitan Transportation Authority NY	4.00%		11/15/2051	A-	3,200,000	3,043,165
Metropolitan Transportation Authority NY	4.75%		11/15/2045	A-	3,255,000	3,342,502
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A-	2,450,000	2,597,866
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A-	1,730,000	1,759,827
Metropolitan Transportation Authority NY	5.00%		11/15/2030	A-	1,885,000	1,943,516
Metropolitan Transportation Authority NY	5.00%		11/15/2030	A-	700,000	741,576
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A-	1,900,000	2,003,264
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A3	3,030,000	3,251,399
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A-	2,115,000	2,204,380
Metropolitan Transportation Authority NY	5.25%		11/15/2028	A-	3,740,000	3,819,445
Metropolitan Transportation Authority NY	5.50%		11/15/2047	A-	2,385,000	2,666,510
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.375%		6/30/2060	Baa3	6,945,000	7,173,211

See Notes to Schedule of Investments.	199

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	6.00%	6/30/2054	Baa3		$10,000,000	$10,988,615
New York State Thruway Authority - Junior Lien	5.00%	1/1/2036	A		1,510,000	1,534,244
New York State Thruway Authority - New York State Thruway Authority	4.00%	1/1/2050	A		1,920,000	1,830,662
New York State Thruway Authority NY	5.25%	1/1/2054	A+		1,500,000	1,652,381
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa3		3,625,000	3,627,216
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa3		2,295,000	2,363,975
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3		2,645,000	2,753,569
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa3		1,500,000	1,632,177
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa3		1,500,000	1,696,492
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	10/31/2041	BBB-	(b)	860,000	776,835
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	4/30/2053	BBB-	(b)	4,910,000	4,087,515
New York Transportation Development Corp. - JFK International Air Terminal LLC	4.00%	12/1/2041	Baa1		1,180,000	1,162,561
New York Transportation Development Corp. - JFK International Air Terminal LLC	4.00%	12/1/2042	Baa1		1,800,000	1,760,129
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%	12/1/2039	Baa1		345,000	341,089
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%	12/1/2040	Baa1		1,400,000	1,370,123
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%	12/1/2041	Baa1		2,950,000	2,863,517
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%	12/1/2034	Baa1		1,115,000	1,182,783
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%	12/1/2039	Baa1		1,405,000	1,487,048

200	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2042	Baa1	$1,020,000	$1,065,300
New York Transportation Development Corp. - JFK NTO LLC	5.50%		6/30/2060	Baa3	8,880,000	9,372,197
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2033	Baa2	2,840,000	2,800,527
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2046	Baa2	2,235,000	2,028,839
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%		1/1/2050	Baa2	13,805,000	13,805,371
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2036	A3	850,000	873,149
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2039	A3	350,000	359,348
Port Authority of New York & New Jersey	5.00%		7/15/2046	AA-	1,250,000	1,385,682
Port Authority of New York & New Jersey	5.00%		7/15/2053	AA-	1,000,000	1,084,910
Port Authority of New York & New Jersey	5.00%		7/15/2053	AA-	2,000,000	2,169,820
Port Authority of New York & New Jersey AMT	5.00%		10/15/2033	AA-	1,595,000	1,721,767
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	AA-	2,500,000	2,731,648
Port Authority of New York & New Jersey AMT	5.00%		11/15/2041	AA-	2,000,000	2,023,985
Port Authority of New York & New Jersey AMT	5.50%		8/1/2052	AA-	4,225,000	4,555,885
Triborough Bridge & Tunnel Authority NY	5.25%		11/15/2053	AA-	2,650,000	2,929,087
Total						127,186,102

Utilities 5.27%
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	1,000,000	1,005,798
Long Island Power Authority NY	5.00%		9/1/2034	A	2,000,000	2,003,615
Long Island Power Authority NY	5.00%		9/1/2039	A	2,265,000	2,268,292
Long Island Power Authority NY	5.00%		9/1/2053	A	2,000,000	2,158,961
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2048	AA+	2,050,000	2,279,293
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2052	AA+	2,220,000	2,434,017

See Notes to Schedule of Investments.	201

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%	6/15/2053	AA+	$3,000,000	$3,313,363
New York City Municipal Water Finance Authority NY	5.25%	6/15/2054	AA+	2,500,000	2,759,262
New York State Environmental Facilities Corp. - State of New York State Revolving Fund	5.25%	9/15/2052	AAA	4,470,000	4,926,203
New York State Environmental Facilities Corp. - State of New York State Revolving Fund	5.25%	6/15/2053	AAA	3,000,000	3,355,823
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2042	NR	700,000	657,958
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%	7/1/2030	NR	500,000	526,596
Total					27,689,181
Total Municipal Bonds (cost $523,554,136)					510,776,677

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
SHORT-TERM INVESTMENTS 1.53%

Variable Rate Demand Notes 1.53%

General Obligation
City of New York NY GO	4.900%	7/1/2024	4/1/2042	AA	4,050,000	4,050,000
City of New York NY GO	4.900%	7/1/2024	10/1/2046	AA	4,000,000	4,000,000
Total Short-Term Investments (cost $8,050,000)						8,050,000
Total Investments in Securities 98.69% (cost $531,604,136)						518,826,677
Other Assets and Liabilities – Net(e) 1.31%						6,905,864
Net Assets 100.00%						$525,732,541

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
NR	Not Rated.
PSF	Permanent School Fund.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.

202	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND June 30, 2024

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2024, the total value of Rule 144A securities was $23,312,702, which represents 4.43% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2024.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Securities purchased on a when-issued basis.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at June 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2024	67	Short	$(7,866,136)	$(7,926,937)	$(60,801)

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$510,776,677	$–	$510,776,677
Short-Term Investments
Variable Rate Demand Notes	–	8,050,000	–	8,050,000
Total	$–	$518,826,677	$–	$518,826,677
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(60,801)	–	–	(60,801)
Total	$(60,801)	$–	$–	$(60,801)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	203

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Income Municipal Bond Fund (“High Income”)	A,C,F,F3 and I
Lord Abbett Short Duration High Income Municipal Bond Fund (“Short Duration High Income”)	A,C,F,F3 and I
Lord Abbett Sustainable Municipal Bond Fund (“Sustainable”)	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate, National, High Income, Short Duration High Income, Sustainable and California are diversified as defined in the Act. New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Income and Short Duration High Income) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Income and Short Duration High Income is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

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Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

205

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

Income Taxes-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2024, the Funds did not have any securities on loan.

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QPHR-MUNI-3Q

(08/24)